OMB APPROVAL

OMB Number: 3235-0578

Expires: May 31, 2007

Estimated average burden hours per response: 21.09

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08319

ING Partners, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2006

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING American Century Large Company Value
ING American Century Select Portfolio
ING American Century Small Cap Value Portfolio
ING Baron Asset Portfolio
ING Baron Small Cap Growth Portfolio
ING Davis Venture Value Portfolio
ING Fidelity ® VIP Contrafund ® Portfolio
ING Fidelity ® VIP Equity Income Portfolio
ING Fidelity® VIP Growth Portfolio
ING Fidelity® VIP Mid Cap Portfolio
ING Fundamental Research
ING Goldman Sachs ® Capital Growth Portfolio
ING Goldman Sachs ® Core Equity Portfolio
ING JPMorgan Fleming International Portfolio
ING JPMorgan Mid Cap Value Portfolio
ING Lord Abbett U.S. Government Securities Portfolio
ING MFS Capital Opportunities Portfolio
ING Neuberger Berman Partners Portfolio
ING Neuberger Berman Regency Portfolio
ING Oppenheimer Global Portfolio
ING Oppenheimer Strategic Income Portfolio
ING OpCap Balanced Value Portfolio
ING Pioneer High Yield Portfolio
ING PIMCO Total Return Portfolio
ING Salomon Brothers Aggressive Growth Portfolio
ING Salomon Brothers Large Cap Growth Portfolio
ING Solution 2015
ING Solution 2025
ING Solution 2035
ING Solution 2045
ING Solution Income
ING Templeton Foreign Equity Portfolio
ING T. Rowe Price Diversified Mid Cap Growth Portfolio
ING T. Rowe Price Growth Equity Portfolio
ING UBS U.S. Large Cap Equity Portfolio
ING Van Kampen Comstock Portfolio
ING Van Kampen Equity and Income Portfolio

The schedules are not audited.

			PORTFOLIO OF INVESTMENTS
ING American Century Large Company Value Portfolio			as of March 31, 2006 (Unaudited)
Shares			Value

COMMON STOCK: 82.6%

		Aerospace/Defense: 0.6%
10,800	L	Northrop Grumman Corp.	$737,532
			737,532
		Agriculture: 1.2%
19,600		Altria Group, Inc.	1,388,856
			1,388,856
		Apparel: 1.2%
17,600	L	Liz Claiborne, Inc.	721,248
11,300		VF Corp.	642,970
			1,364,218
		Auto Parts & Equipment: 0.2%
12,100	L	Lear Corp.	214,533
			214,533
		Banks: 10.3%
83,200		Bank of America Corp.	3,788,928
27,400		Bank of New York	987,496
12,600		National City Corp.	439,740
10,700		PNC Financial Services Group, Inc.	720,217
46,100		US BanCorp.	1,406,050
32,400		Wachovia Corp.	1,816,020
42,800	S	Wells Fargo & Co.	2,733,636
			11,892,087
		Beverages: 1.6%
22,300		Coca-Cola Co.	933,701
1,700		Molson Coors Brewing Co.	116,654
26,800		Pepsi Bottling Group, Inc.	814,452
			1,864,807
		Chemicals: 1.7%
19,700		EI Du Pont de Nemours & Co.	831,537
17,900		PPG Industries, Inc.	1,133,965
			1,965,502
		Commercial Services: 0.5%
18,100		RR Donnelley & Sons Co.	592,232
			592,232
		Computers: 3.3%
10,300	@	Computer Sciences Corp.	572,165
53,100		Hewlett-Packard Co.	1,746,990
17,700		International Business Machines Corp.	1,459,719
			3,778,874
		Diversified Financial Services: 9.9%
102,100	S	Citigroup, Inc.	4,822,183
53,100		Freddie Mac	3,239,100

			PORTFOLIO OF INVESTMENTS
ING American Century Large Company Value Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 82.6% (continued)

21,200	L	Merrill Lynch & Co., Inc.	$1,669,712
26,800		Morgan Stanley	1,683,576
			11,414,571
		Electric: 2.8%
28,000		Exelon Corp.	1,481,200
29,500		NiSource, Inc.	596,490
41,000		PPL Corp.	1,205,400
			3,283,090
		Environmental Control: 0.6%
19,800		Waste Management, Inc.	698,940
			698,940
		Food: 2.7%
20,100		HJ Heinz Co.	762,192
47,400		Kroger Co.	965,064
30,800		Sara Lee Corp.	550,704
12,600	@@	Unilever NV	872,172
			3,150,132
		Forest Products & Paper: 1.3%
20,100	L	Weyerhaeuser Co.	1,455,843
			1,455,843
		Healthcare — Products: 1.1%
21,500		Johnson & Johnson	1,273,230
			1,273,230
		Healthcare — Services: 0.4%
10,200	L	HCA, Inc.	467,058
			467,058
		Housewares: 0.6%
26,200	L	Newell Rubbermaid, Inc.	659,978
			659,978
		Insurance: 5.5%
23,800		Allstate Corp.	1,240,218
22,800		American International Group, Inc.	1,506,852
13,600		Hartford Financial Services Group, Inc.	1,095,480
7,900		Loews Corp.	799,480
16,500		Marsh & McLennan Cos., Inc.	484,440
7,400	L	MGIC Investment Corp.	493,062
13,600		Torchmark Corp.	776,560
			6,396,092
		Investment Companies: 1.1%
10,200	L	SPDR Trust Series 1	1,324,266
			1,324,266
		Iron/Steel: 0.5%
5,100		Nucor Corp.	534,429
			534,429
		Machinery — Diversified: 0.7%
10,500		Deere & Co.	830,025
			830,025

			PORTFOLIO OF INVESTMENTS
ING American Century Large Company Value Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 82.6% (continued)

		Media: 2.9%
10,600		CBS Corp.	$254,188
18,600		Gannett Co., Inc.	1,114,512
95,600		Time Warner, Inc.	1,605,124
11,200	@	Viacom, Inc.	434,560
			3,408,384
		Miscellaneous Manufacturing: 4.0%
14,700	L	Dover Corp.	713,832
35,000		General Electric Co.	1,217,300
22,200	@@	Ingersoll-Rand Co.	927,738
8,800		Parker Hannifin Corp.	709,368
38,400	@@, L	Tyco International Ltd.	1,032,192
			4,600,430
		Office/Business Equipment: 0.6%
48,500	@, L	Xerox Corp.	737,200
			737,200
		Oil & Gas: 10.6%
2,600		Anadarko Petroleum Corp.	262,626
38,800	S	ChevronTexaco Corp.	2,249,236
36,000	S, L	ConocoPhillips	2,273,400
4,400	L	Devon Energy Corp.	269,148
74,400	S	Exxon Mobil Corp.	4,527,984
42,800	@@	Royal Dutch Shell PLC ADR	2,664,728
			12,247,122
		Pharmaceuticals: 4.4%
32,700	S	Abbott Laboratories	1,388,769
18,200		Merck & Co., Inc.	641,186
66,900		Pfizer, Inc.	1,667,148
28,000		Wyeth	1,358,560
			5,055,663
		Retail: 3.2%
34,600		Dollar General Corp.	611,382
33,100		Gap, Inc.	618,308
10,100		Home Depot, Inc.	427,230
34,000		McDonald’s Corp.	1,168,240
17,400		Wal-Mart Stores, Inc.	821,976
			3,647,136
		Savings & Loans: 1.3%
34,300	L	Washington Mutual, Inc.	1,461,866
			1,461,866
		Semiconductors: 0.6%
36,800		Intel Corp.	712,080
			712,080
		Software: 2.7%
27	L	CA, Inc.	735
16,200	@	Fiserv, Inc.	689,310
64,300		Microsoft Corp.	1,749,603
45,600	@	Oracle Corp.	624,264
			3,063,912

			PORTFOLIO OF INVESTMENTS
ING American Century Large Company Value Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 82.6% (continued)

		Telecommunications: 4.5%
62,500	L	AT&T, Inc.	$1,690,000
25,900	@, L	Avaya, Inc.	292,670
33,400	S	BellSouth Corp.	1,157,310
35,600		Sprint Corp. - FON Group	919,904
34,800		Verizon Communications, Inc.	1,185,288
			5,245,172
		Total Common Stock
		(Cost $88,433,733)	95,465,260

Principal Amount				Value

SHORT-TERM INVESTMENTS: 27.0%

		U.S. Government Agency Obligations: 15.6%
$18,023,000		Federal Home Loan Bank, 4.400%, due 04/03/06		$18,016,391

		Total U.S. Government Agency Obligations:
		(Cost $18,016,391)		18,016,391

		Securities Lending Collateralcc: 11.4%
13,129,460		The Bank of New York Institutional Cash Reserves Fund		13,129,460

		Total Securities Lending Collateral
		(Cost $13,129,460)		13,129,460

		Total Short-Term Investments:
		(Cost $31,145,851)		31,145,851

		Total Investments in Securities
		(Cost $119,579,584)*	109.6%	$126,611,111
		Other Assets and Liabilities—Net	(9.6)	(11,053,101)
		Net Assets	100.0%	$115,558,010

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2006.

	*	Cost for federal income tax purposes is $119,779,781.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$8,191,779
		Gross Unrealized Depreciation		(1,360,449)
		Net Unrealized Appreciation		$6,831,330

Information concerning open futures contracts at March 31, 2006 is shown below:

Long Contracts	No. of Contracts	Notional Market Value	Expiration Date	Unrealized Gain (Loss)

S&P 500 Future	45	14,662,125	06/15/2006	(55,439)
		$14,662,125		$(55,439)

			PORTFOLIO OF INVESTMENTS
ING American Century Select Portfolio			as of March 31, 2006 (Unaudited)
Shares			Value

COMMON STOCK: 96.6%

		Beverages: 3.4%
65,970	L	Anheuser-Busch Cos., Inc.	$2,821,537
69,520		Coca-Cola Co.	2,910,802
100,151	@@	Diageo PLC	1,573,110
116,880		PepsiCo, Inc.	6,754,495
			14,059,944
		Biotechnology: 3.2%
183,890	@	Amgen, Inc.	13,377,998
			13,377,998
		Commercial Services: 12.5%
188,020	@, L	Apollo Group, Inc.	9,872,930
400,129		Aramark Corp.	11,819,811
75,130	@, L	CoStar Group, Inc.	3,898,496
2,153,500	@@	Hopewell Highway Infrastructure Ltd.	1,609,606
224,640		Paychex, Inc.	9,358,502
269,820		Weight Watchers International, Inc.	13,868,748
2,468,000	@@	Zhejiang Expressway Co., Ltd.	1,603,637
			52,031,730
		Computers: 2.3%
319,278	@, L	Dell, Inc.	9,501,713
			9,501,713
		Cosmetics/Personal Care: 4.6%
129,762	L	Avon Products, Inc.	4,044,682
22,320		Colgate-Palmolive Co.	1,274,472
239,930		Procter & Gamble Co.	13,824,767
			19,143,921
		Diversified Financial Services: 5.0%
168,360		Citigroup, Inc.	7,951,643
242,960		SLM Corp.	12,619,342
			20,570,985
		Electronics: 2.5%
56,110	@@, L	Koninklijke Philips Electronics NV - NY Reg Shares	1,888,102
250,286	@@	Koninklijke Philips Electronics NV	8,412,780
			10,300,882
		Entertainment: 2.2%
257,000		International Game Technology	9,051,540
			9,051,540
		Food: 4.2%
18,757	@@	Nestle SA	5,540,560
371,760		Sysco Corp.	11,914,908
			17,455,468

			PORTFOLIO OF INVESTMENTS
ING American Century Select Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 96.6% (continued)

		Healthcare — Products: 13.0%
193,270	@, L	Boston Scientific Corp.	$4,454,874
271,940		Johnson & Johnson	16,104,287
271,340		Medtronic, Inc.	13,770,505
255,780	L	Stryker Corp.	11,341,285
123,310	@, L	Zimmer Holdings, Inc.	8,335,756
			54,006,707
		Healthcare — Services: 2.0%
147,730		UnitedHealth Group, Inc.	8,252,198
			8,252,198
		Holding Companies — Diversified: 0.3%
373,777	@@	China Merchants Holdings International Co., Ltd	1,077,526
			1,077,526
		Home Furnishings: 0.6%
23,630		Harman International Industries, Inc.	2,626,002
			2,626,002
		Insurance: 7.8%
54,940	L	AMBAC Financial Group, Inc.	4,373,224
156,230		American International Group, Inc.	10,325,241
98	@, L	Berkshire Hathaway, Inc. - Class A	8,854,300
2,957	@	Berkshire Hathaway, Inc. - Class B	8,906,484
			32,459,249
		Internet: 2.0%
69,030	@, L	Amazon.com, Inc.	2,520,285
96,390	@	eBay, Inc.	3,764,993
52,295	@, L	IAC/InterActiveCorp	1,541,134
14,300	@, L	Yahoo!, Inc.	461,318
			8,287,730
		Leisure Time: 1.2%
66,580	L	Carnival Corp.	3,153,895
32,890	L	Harley-Davidson, Inc.	1,706,333
			4,860,228
		Media: 0.3%
49,060	@, L	Xm Satellite Radio, Inc.	1,092,566
			1,092,566
		Miscellaneous Manufacturing: 7.5%
128,880	L, S	3M Co.	9,754,927
379,170		General Electric Co.	13,187,533
311,330	@@, L	Tyco International Ltd.	8,368,550
			31,311,010
		Pharmaceuticals: 6.0%
71,300	L	Eli Lilly & Co.	3,942,890
36,010	@	Medco Health Solutions, Inc.	2,060,492
35,585	@@	Novartis AG	1,969,638
74,610		Pfizer, Inc.	1,859,281
14,280	@@	Roche Holding AG	2,117,004
315,600	@@, L	Teva Pharmaceutical Industries Ltd. ADR	12,996,408
			24,945,713
		Retail: 6.1%
53,400	@, L	Cabela’s, Inc.	1,095,768
63,950	@, L	Carmax, Inc.	2,089,886

		PORTFOLIO OF INVESTMENTS
ING American Century Select Portfolio		as of March 31, 2006 (Unaudited)(continued)
Shares				Value

COMMON STOCK: 96.6% (continued)

18,500	@, L	Cheesecake Factory		$692,825
18,670	@, L	PF Chang’s China Bistro, Inc.		920,244
379,700		Wal-Mart Stores, Inc.		17,937,028
59,520		Walgreen Co.		2,567,098
				25,302,849
		Semiconductors: 2.0%
233,190	L	Linear Technology Corp.		8,180,305
				8,180,305
		Software: 6.1%
41,891	@, L	Electronic Arts, Inc.		2,292,276
253,330	S	First Data Corp.		11,860,911
403,240		Microsoft Corp.		10,972,160
				25,125,347
		Textiles: 1.0%
100,830		Cintas Corp.		4,297,375
				4,297,375
		Transportation: 0.8%
44,560	L, S	United Parcel Service, Inc.		3,537,170
				3,537,170
		Total Common Stock:
		(Cost $385,713,868)		400,856,156

Principal Amount				Value

SHORT-TERM INVESTMENTS: 20.5%

		U.S. Government Agency Obligations: 1.6%
$6,647,000		Federal Home Loan Bank, 4.400%, due 04/03/06		$6,644,563

		Total U.S. Government Agency Obligations:
		(Cost $6,644,563)		6,644,563

		Securities Lending Collateralcc: 18.9%
78,352,650		The Bank of New York Institutional Cash Reserves Fund		78,352,650

		Total Securities Lending Collateral
		(Cost $78,352,650)		78,352,650

		Total Short-Term Investments:
		(Cost $84,997,213)		84,997,213

		Total Investments in Securities
		(Cost $470,711,081)*	117.1%	$485,853,369
		Other Assets and Liabilities—Net	(17.1)	(70,893,059)
		Net Assets	100.0%	$414,960,310

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2006.

	*	Cost for federal income tax purposes is $472,393,297.

PORTFOLIO OF INVESTMENTS
ING American Century Select Portfolio	as of March 31, 2006 (Unaudited)(continued)

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$26,399,285
Gross Unrealized Depreciation	(12,939,213)
Net Unrealized Appreciation	$13,460,072

At March 31, 2006 the following forward foreign currency contracts were outstanding for the ING American Century Select Portfolio:

			In			Unrealized
		Settlement	Exchange			Appreciation
Currency	Buy/Sell	Date	For		Value	(Depreciation)
Swiss Francs
CHF 6,259,658	Sell	04/28/06	USD	4,784,245	4,803,608	(19,363)

Euro
EUR 3,539,155	Sell	04/28/06	USD	4,256,895	4,290,143	(33,248)

British Pound Sterling
GBP 455,687	Sell	04/28/06	USD	789,870	790,625	(755)
						$(53,366)

			PORTFOLIO OF INVESTMENTS
ING American Century Small Cap Value Portfolio			as of March 31, 2006 (Unaudited)
Shares			Value

COMMON STOCK: 96.0%

		Advertising: 0.2%
7,400	L	Advo, Inc.	$236,800
			236,800
		Aerospace/Defense: 1.0%
7,600	@	Alliant Techsystems, Inc.	586,492
8,600		Curtiss-Wright Corp.	569,320
			1,155,812
		Airlines: 0.1%
5,600		Skywest, Inc.	163,912
			163,912
		Apparel: 1.1%
6,500	@, L	Columbia Sportswear Co.	346,645
6,000	L	Kellwood Co.	188,340
32,900		Wolverine World Wide, Inc.	728,077
			1,263,062
		Auto Parts & Equipment: 1.1%
30,700	L	ArvinMeritor, Inc.	457,737
22,400	L	Cooper Tire & Rubber Co.	321,216
18,600	L	Lear Corp.	329,778
10,200	L	Superior Industries International	197,472
			1,306,203
		Banks: 6.2%
7,700	L	Bancorpsouth, Inc.	184,877
6,400	L	Central Pacific Financial Corp.	235,008
16,700		Chemical Financial Corp.	539,577
6,000		Chittenden Corp.	173,820
8,300		Cullen/Frost Bankers, Inc.	446,125
12,600		First Midwest Bancorp, Inc.	460,782
13,900		Fulton Financial Corp.	239,080
16,900		Greater Bay Bancorp	468,806
6,600	L	Pacific Capital Bancorp	223,344
7,800		Provident Bankshares Corp.	284,310
17,300		Sky Financial Group, Inc.	458,450
35,800		South Financial Group, Inc.	936,170
19,800		Sterling Bancshares, Inc.	357,390
27,600		Susquehanna Bancshares, Inc.	711,252
31,200		TCF Financial Corp.	803,400
5,200		Webster Financial Corp.	251,992
12,900		Wilmington Trust Corp.	559,215
			7,333,598
		Building Materials: 0.8%
15,400	L	LSI Industries, Inc.	262,416
6,000	L	Texas Industries, Inc.	362,940
11,950	@, L	Trex Co., Inc.	378,815
			1,004,171

			PORTFOLIO OF INVESTMENTS
ING American Century Small Cap Value Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 96.0% (continued)

		Chemicals: 2.9%
28,700		Ferro Corp.	$574,000
4,400		FMC Corp.	272,712
16,300	L	Minerals Technologies, Inc.	952,083
21,700	L	Olin Corp.	465,899
52,000	L	Sensient Technologies Corp.	938,600
10,800		UAP Holding Corp.	232,200
			3,435,494
		Coal: 0.5%
26,100	@, L	Alpha Natural Resources, Inc.	603,954
			603,954
		Commercial Services: 2.7%
12,500		ABM Industries, Inc.	239,625
25,400	L	Advance America Cash Advance Centers, Inc.	365,252
8,100	@, L	Corrections Corp. of America	366,120
9,900		Gevity HR, Inc.	242,154
14,700	L	Kelly Services, Inc.	399,399
16,700	L	MAXIMUS, Inc.	600,866
20,700	@, L	Valassis Communications, Inc.	607,959
11,100		Watson Wyatt & Co. Holdings	361,638
			3,183,013
		Computers: 2.5%
20,656	@, L	Covansys Corp.	355,077
10,500	@, L	Electronics for Imaging	293,685
6,300	@	IHS, Inc.	172,305
7,000		Imation Corp.	300,370
15,900		Jack Henry & Associates, Inc.	363,633
75,100	@, L	Perot Systems Corp.	1,168,556
16,300	@	Synopsys, Inc.	364,305
			3,017,931
		Distribution/Wholesale: 0.5%
3,700		Owens & Minor, Inc.	121,249
9,000	@, L	United Stationers, Inc.	477,900
			599,149
		Diversified Financial Services: 1.5%
21,200	@	Asset Acceptance Capital Corp.	412,764
7,700	@@, L	Lazard Ltd	340,725
5,500	@, L	Piper Jaffray Cos	302,500
31,500		Waddell & Reed Financial, Inc.	727,650
			1,783,639
		Electric: 2.0%
25,700	L	Empire District Electric Co.	571,054
21,400	L	Idacorp, Inc.	695,928
26,900		Puget Energy, Inc.	569,742
27,300	L	Westar Energy, Inc.	568,113
			2,404,837
		Electrical Components & Equipment: 0.6%
13,500		Belden Cdt, Inc.	367,605
9,900	@, L	Littelfuse, Inc.	337,887
			705,492

			PORTFOLIO OF INVESTMENTS
ING American Century Small Cap Value Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 96.0% (continued)

		Electronics: 2.4%
19,400	@	Avnet, Inc.	$492,372
15,200	@, L	Benchmark Electronics, Inc.	582,920
10,300	@, L	Coherent, Inc.	361,633
21,600		Methode Electronics, Inc.	235,224
36,500	@, L	Paxar Corp.	714,305
29,700	@, L	Vishay Intertechnology, Inc.	422,928
			2,809,382
		Engineering & Construction: 1.6%
3,300	@	EMCOR Group, Inc.	163,878
13,500		Granite Construction, Inc.	657,180
23,000	@	Shaw Group, Inc.	699,200
6,200		Washington Group International, Inc.	355,818
			1,876,076
		Entertainment: 0.4%
9,500		International Speedway Corp.	483,550
			483,550
		Environmental Control: 0.5%
11,900		American Ecology Corp.	242,522
18,900	@	Tetra Tech, Inc.	360,801
			603,323
		Food: 0.9%
18,100		Corn Products International, Inc.	535,217
11,600	@, L	Performance Food Group Co.	361,804
5,600	@, L	Ralcorp Holdings, Inc.	213,080
			1,110,101
		Forest Products & Paper: 0.7%
20,400		Glatfelter	373,932
12,600	L	Neenah Paper, Inc.	412,650
			786,582
		Gas: 1.6%
12,800		Atmos Energy Corp.	337,024
10,100	L	Northwest Natural Gas Co.	358,449
6,600	L	Southwest Gas Corp.	184,470
35,100		WGL Holdings, Inc.	1,067,742
			1,947,685
		Hand/Machine Tools: 1.2%
13,500		Kennametal, Inc.	825,390
8,800		Regal-Beloit Corp.	371,976
5,900	L	Snap-On, Inc.	224,908
			1,422,274
		Healthcare — Products: 2.3%
7,500	L	Arrow International, Inc.	245,025
7,100	@, L	Biosite, Inc.	368,703
23,300		Dade Behring Holdings, Inc.	832,043
15,300	@, @@	Orthofix International NV	609,246
13,700		Steris Corp.	338,116
6,700		Vital Signs, Inc.	368,031
			2,761,164

			PORTFOLIO OF INVESTMENTS
ING American Century Small Cap Value Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 96.0% (continued)

		Healthcare — Services: 1.9%
34,100	@, L	Alliance Imaging, Inc.	$219,604
17,900	@, L	Amsurg Corp.	406,151
9,900	@	Apria Healthcare Group, Inc.	227,502
9,100	@	Community Health Systems, Inc.	328,965
11,800	@, L	LifePoint Hospitals, Inc.	366,980
2,300	@	Pediatrix Medical Group, Inc.	236,072
9,100		Universal Health Services, Inc.	462,189
			2,247,463
		Home Builders: 0.6%
5,300	L	Beazer Homes USA, Inc.	348,210
12,200	@, L	WCI Communities, Inc.	339,404
			687,614
		Home Furnishings: 0.4%
10,900		Ethan Allen Interiors, Inc.	458,018
			458,018
		Household Products/Wares: 0.8%
4,700	@	Central Garden & Pet Co.	249,758
23,500		Ennis, Inc.	458,250
7,100		WD-40 Co.	219,035
			927,043
		Insurance: 7.8%
21,000	L	American Equity Investment Life Holding Co.	301,140
9,600		AmerUs Group Co.	578,304
44,200	@@	Aspen Insurance Holdings Ltd.	1,089,972
8,900		Delphi Financial Group	459,507
14,100	L	Direct General Corp.	239,841
38,300		HCC Insurance Holdings, Inc.	1,332,840
14,300	L	Hilb Rogal & Hamilton Co.	589,446
9,300		Horace Mann Educators Corp.	174,840
34,600	@	National Atlantic Holdings Corp.	351,190
23,100		Phoenix Cos., Inc.	376,530
40,600	@@	Platinum Underwriters Holdings Ltd.	1,181,460
6,700		PMI Group, Inc.	307,664
4,500	@	ProAssurance Corp.	234,000
10,047		Protective Life Corp.	499,738
21,700	@@, L	Scottish Re Group Ltd.	538,377
12,800	@	Triad Guaranty, Inc.	600,320
11,000		United Fire & Casualty Co.	361,900
			9,217,069
		Internet: 0.3%
41,000	@, L	TIBCO Software, Inc.	342,760
			342,760
		Investment Companies: 5.8%
23,400	L	iShares Russell 2000 Index Fund	1,778,400
36,700	L	iShares Russell 2000 Value Index Fund	2,742,958
27,500	L	iShares S&P SmallCap 600 Index Fund	1,793,825
8,000		Medallion Financial Corp.	108,400
34,582		Patriot Capital Funding, Inc.	432,275
			6,855,858
		Iron/Steel: 1.1%
13,200		Gibraltar Industries, Inc.	388,872
2,100		Reliance Steel & Aluminum Co.	197,232
11,100	L	Schnitzer Steel Industries, Inc.	475,635
10,000		Steel Technologies, Inc.	243,000
			1,304,739

			PORTFOLIO OF INVESTMENTS
ING American Century Small Cap Value Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 96.0% (continued)

		Machinery — Diversified: 2.0%
35,400	@, L	AGCO Corp.	$734,196
5,900		Albany International Corp.	224,731
31,400		Briggs & Stratton Corp.	1,110,618
15,100	@	Kadant, Inc.	342,770
			2,412,315
		Media: 1.0%
25,300	L	Hearst-Argyle Television, Inc.	591,008
47,500		Journal Communications, Inc.	589,000
			1,180,008
		Metal Fabricate/Hardware: 2.4%
24,100	L	Kaydon Corp.	972,676
12,100	L	Mueller Industries, Inc.	431,849
2,700		Quanex Corp.	179,901
23,800		Timken Co.	768,026
24,300	L	Worthington Industries	487,458
			2,839,910
		Mining: 0.2%
9,400	L	Compass Minerals Intl., Inc.	234,906
			234,906
		Miscellaneous Manufacturing: 3.1%
5,900		Acuity Brands, Inc.	236,000
4,800		AO Smith Corp.	253,440
12,400	@	Applied Films Corp.	240,932
8,600		Aptargroup, Inc.	475,150
14,100		Crane Co.	578,241
30,400	@, L	Griffon Corp.	755,136
15,800		Lancaster Colony Corp.	663,600
5,700	L	Pentair, Inc.	232,275
9,800		Reddy Ice Holdings, Inc.	217,658
			3,652,432
		Office Furnishings: 0.4%
14,800		Herman Miller, Inc.	479,668
			479,668
		Oil & Gas: 3.5%
26,700		Cimarex Energy Co.	1,155,042
7,500	@, L	Encore Acquisition Co.	232,500
6,500	@, L	Forest Oil Corp.	241,670
11,700		Helmerich & Payne, Inc.	816,894
6,000	@	Plains Exploration & Production Co.	231,840
11,200	@	Remington Oil & Gas Corp.	484,064
14,300	L	St. Mary Land & Exploration Co.	583,869
5,200	@, L	Stone Energy Corp.	229,476
3,100	@	Unit Corp.	172,825
			4,148,180
		Oil & Gas Services: 2.2%
41,200	@, L	Global Industries Ltd.	596,988
9,200	@	Helix Energy Solutions	348,680
8,300	@, L	Hornbeck Offshore Services, Inc.	299,381

			PORTFOLIO OF INVESTMENTS
ING American Century Small Cap Value Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 96.0% (continued)

50,600	@	Key Energy Services, Inc.	$771,650
8,300	@, L	Lone Star Technologies	459,903
3,900	@	W-H Energy Services, Inc.	173,511
			2,650,113
		Packaging & Containers: 1.1%
27,400		Bemis Co.	865,292
14,000		Sonoco Products Co.	474,180
			1,339,472
		Pharmaceuticals: 1.3%
13,500	@, L	Kos Pharmaceuticals, Inc.	644,895
13,200	@, L	Par Pharmaceutical Cos, Inc.	371,976
30,200	L	Perrigo Co.	492,562
			1,509,433
		Real Estate Investment Trust: 4.7%
39,500		American Financial Realty Trust	460,175
19,200		Annaly Mortgage Management, Inc.	233,088
4,400		BRE Properties	246,400
25,400	L	Commercial Net Lease Realty	591,820
34,100		Getty Realty Corp.	992,310
17,580	L	Healthcare Realty Trust, Inc.	657,140
35,300		Highland Hospitality Corp.	448,663
19,900	L	Lexington Corporate Properties Trust	414,915
12,800		Liberty Property Trust	603,648
7,700		Mack-Cali Realty Corp.	369,600
24,100		Realty Income Corp.	583,461
			5,601,220
		Retail: 6.9%
7,500	@	BJ’s Wholesale Club, Inc.	236,325
6,000	L	Bob Evans Farms, Inc.	178,260
27,800		Borders Group, Inc.	701,672
3,900		Burlington Coat Factory Warehouse Corp.	177,255
5,500	L	Casey’s General Stores, Inc.	125,785
28,600	@	CEC Entertainment, Inc.	961,532
14,500		Christopher & Banks Corp.	336,545
36,000	L	Fred’s, Inc.	477,360
32,300	@, L	HOT Topic, Inc.	468,350
8,700	@	J Jill Group, Inc.	208,017
24,800		Kenneth Cole Productions, Inc.	686,960
13,200	L	Outback Steakhouse, Inc.	580,800
10,600	@	Pacific Sunwear of California	234,896
14,800	@, L	Petco Animal Supplies, Inc.	348,836
29,000	L	Pier 1 Imports, Inc.	336,690
10,900	L	Ruby Tuesday, Inc.	349,672
25,600		Talbots, Inc.	687,872
20,500	L	Tuesday Morning Corp.	473,345
24,700	@, L	Zale Corp.	692,341
			8,262,513
		Savings & Loans: 1.6%
23,000		Flagstar Bancorp, Inc.	347,300
7,800		MAF Bancorp, Inc.	341,406
48,600		Washington Federal, Inc.	1,176,120
			1,864,826

			PORTFOLIO OF INVESTMENTS
ING American Century Small Cap Value Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 96.0% (continued)

		Semiconductors: 2.0%
35,300	@, L	Mattson Technology, Inc.	$423,600
33,400	@	ON Semiconductor Corp.	242,484
14,200	@	Rudolph Technologies, Inc.	242,110
35,000	@, L	Skyworks Solutions, Inc.	237,650
21,400	@	Varian Semiconductor Equipment Associates, Inc.	600,912
26,300	@, L	Veeco Instruments, Inc.	614,105
			2,360,861
		Software: 4.6%
51,700	@, L	Dendrite International, Inc.	705,705
23,400		MoneyGram International, Inc.	718,848
66,000	@	Parametric Technology Corp.	1,077,780
110,100	@	Sybase, Inc.	2,325,312
57,200	@, L	Ulticom, Inc.	614,900
			5,442,545
		Telecommunications: 1.2%
9,700	@, L	Adaptec, Inc.	53,641
18,900	@	Aeroflex, Inc.	259,497
28,100	@, L	Andrew Corp.	345,068
14,400	L	Commonwealth Telephone Enterprises, Inc.	496,080
30,300	@	EFJ, Inc.	326,937
			1,481,223
		Textiles: 0.9%
24,000		G&K Services, Inc.	1,020,960
			1,020,960
		Transportation: 2.9%
8,900		Alexander & Baldwin, Inc.	424,352
8,800		Arkansas Best Corp.	344,256
25,900	@@	Arlington Tankers Ltd.	595,700
53,400	@@, L	Double Hull Tankers, Inc.	707,550
16,300	L	Heartland Express, Inc.	355,177
7,700		Ryder System, Inc.	344,806
39,900	L	Werner Enterprises, Inc.	732,963
			3,504,804
		Total Common Stock
		(Cost $104,645,596)	114,023,157

Principal Amount			Value

SHORT TERM INVESTMENTS: 29.3%

		U.S. Government Agency Obligations: 3.2%
$3,815,000		Federal Home Loan Bank, 4.400%, due 04/03/06	$3,813,601

		Total U.S. Government Agency Obligations
		(Cost $3,813,601)	3,813,601

		Securities Lending Collateralcc: 26.1%
30,982,165		The Bank of New York Institutional Cash Reserves Fund	30,982,165

		Total Securities Lending Collateral
		(Cost $30,982,165)	30,982,165

		Total Short-Term Investments
		(Cost $34,795,766)	34,795,766

		PORTFOLIO OF INVESTMENTS
ING American Century Small Cap Value Portfolio		as of March 31, 2006 (Unaudited)(continued)
			Value

	Total Investments in Securities
	(Cost $139,441,362)*	125.3%	$148,818,923
	Other Assets and Liabilities—Net	(25.3)	(30,074,203)
	Net Assets	100.0%	$118,744,720

@	Non-income producing security
@@	Foreign Issuer
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2006.

*	Cost for federal income tax purposes is $140,350,948.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation		$10,187,194
	Gross Unrealized Depreciation		(1,719,219)
	Net Unrealized Appreciation		$8,467,975

			PORTFOLIO OF INVESTMENTS
ING Baron Asset Portfolio			as of March 31, 2006 (Unaudited)
Shares			Value

COMMON STOCK: 96.3%

		Advertising: 1.5%
1,700	@	Getty Images, Inc.	$127,296
			127,296
		Apparel: 2.2%
3,100		Polo Ralph Lauren Corp.	187,891
			187,891
		Banks: 3.3%
2,800		Cathay General Bancorp	105,392
2,300		City National Corp.	176,617
			282,009
		Coal: 1.2%
1,400		Arch Coal, Inc.	106,316
			106,316
		Commercial Services: 8.0%
2,400	@	Apollo Group, Inc.	126,024
5,300	@	Education Management Corp.	220,480
5,700	@	Hewitt Associates, Inc.	169,518
4,400	@	Iron Mountain, Inc.	179,256
			695,278
		Computers: 0.9%
2,200	@	Kronos, Inc.	82,258
			82,258
		Distribution/Wholesale: 2.7%
2,700		Fastenal Co.	127,818
1,500		Watsco, Inc.	106,575
			234,393
		Diversified Financial Services: 16.4%
2,300		AllianceBernstein Holding LP	152,375
10,700		Charles Schwab Corp.	184,147
400		Chicago Mercantile Exchange	179,000
5,500		Eaton Vance Corp.	150,590
2,700		First Marblehead Corp.	116,775
4,200		International Securities Exchange, Inc.	174,930
3,800		Jefferies Group, Inc.	222,300
3,000		Nuveen Investments, Inc.	144,450
400		Student Loan Corp.	93,200
			1,417,767
		Entertainment: 1.7%
4,100	@	Scientific Games Corp.	144,033
			144,033
		Environmental Control: 1.8%
2,300	@	Stericycle, Inc.	155,526
			155,526

			PORTFOLIO OF INVESTMENTS
ING Baron Asset Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 96.3% (continued)

		Food: 1.1%
1,400		Whole Foods Market, Inc.	$93,016
			93,016
		Gas: 1.9%
6,500		Southern Union Co.	161,395
			161,395
		Healthcare — Products: 6.7%
3,000	@	Advanced Medical Optics, Inc.	139,920
1,800		Dentsply International, Inc.	104,670
2,300	@	Edwards Lifesciences Corp.	100,050
2,600	@	Henry Schein, Inc.	124,436
1,300	@	Idexx Laboratories, Inc.	112,268
			581,344
		Healthcare — Services: 5.5%
3,300	@	Community Health Systems, Inc.	119,295
1,500	@	Covance, Inc.	88,125
1,800	@	Laboratory Corp. of America Holdings	105,264
3,700		Manor Care, Inc.	164,095
			476,779
		Home Builders: 2.2%
700	@	Hovnanian Enterprises, Inc.	30,751
4,700	@	Toll Brothers, Inc.	162,761
			193,512
		Insurance: 7.6%
2,300	@, @@	Arch Capital Group Ltd.	132,802
2,500		Assurant, Inc.	123,125
3,000	@@	Axis Capital Holdings Ltd.	89,700
5,000		Brown & Brown, Inc.	166,000
4,100		HCC Insurance Holdings, Inc.	142,680
			654,307
		Lodging: 8.3%
4,500		Boyd Gaming Corp.	224,730
4,000	@	Las Vegas Sands Corp.	226,640
3,500	@	Wynn Resorts Ltd.	268,975
			720,345
		Oil & Gas: 4.3%
1,300		Helmerich & Payne, Inc.	90,766
5,300		Range Resources Corp.	144,743
3,200		XTO Energy, Inc.	139,424
			374,933
		Oil & Gas Services: 1.0%
1,100	@	Seacor Smit, Inc.	87,120
			87,120
		Real Estate: 4.3%
3,300	@	CB Richard Ellis Group, Inc.	266,310
1,700		St. Joe Co.	106,828
			373,138
		Real Estate Investment Trust: 1.4%
1,200		SL Green Realty Corp.	121,800
			121,800

		PORTFOLIO OF INVESTMENTS
ING Baron Asset Portfolio		as of March 31, 2006 (Unaudited)(continued)
Shares				Value

COMMON STOCK: 96.3% (continued)

		Retail: 7.3%
2,200	@	Carmax, Inc.		$71,896
3,800	@	Cheesecake Factory		142,310
3,300	@	Copart, Inc.		90,585
1,700	@	O’Reilly Automotive, Inc.		62,152
3,700		Tiffany & Co.		138,898
5,000	@	Urban Outfitters, Inc.		122,700
				628,541
		Software: 1.1%
2,300		SEI Investments Co.		93,219
				93,219
		Transportation: 3.9%
3,000	@	CH Robinson Worldwide, Inc.		147,270
1,400		Expeditors International Washington, Inc.		120,946
2,100	@@	UTI Worldwide, Inc.		66,360
				334,576

		Total Common Stock
		(Cost $7,642,518)		8,326,792

		Total Investments in Securities
		(Cost $7,642,518)*	96.3%	$8,326,792
		Other Assets and Liabilities—Net	3.7	317,598
		Net Assets	100.0%	$8,644,390

	@	Non-income producing security
	@@	Foreign Issuer

	*	Cost for federal income tax purposes is $7,642,666.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$798,451
		Gross Unrealized Depreciation		(114,325)
		Net Unrealized Appreciation		$684,126

			PORTFOLIO OF INVESTMENTS
ING Baron Small Cap Growth Portfolio			as of March 31, 2006 (Unaudited)
Shares			Value

COMMON STOCK: 92.2%

		Advertising: 0.8%
5,000	@	Getty Images, Inc.	$374,400
90,000		Harte-Hanks, Inc.	2,461,500
10,000	@	RH Donnelley Corp.	582,300
			3,418,200
		Airlines: 0.4%
145,000	@	JetBlue Airways Corp.	1,554,400
			1,554,400
		Apparel: 1.9%
110,000	@	Carter’s, Inc.	7,423,900
10,000		Polo Ralph Lauren Corp.	606,100
			8,030,000
		Banks: 5.5%
60,000		Cathay General Bancorp	2,258,400
148,132		Center Financial Corp.	3,589,238
120,000		Central Pacific Financial Corp.	4,406,400
160,000		First Republic Bank	6,051,200
150,000		UCBH Holdings, Inc.	2,838,000
110,000	@	Western Alliance Bancorp	4,086,500
			23,229,738
		Beverages: 0.9%
125,000	@	Peet’s Coffee & Tea, Inc.	3,750,000
			3,750,000
		Biotechnology: 0.4%
32,000	@	Charles River Laboratories International, Inc.	1,568,640
			1,568,640
		Building Materials: 1.8%
120,000		Eagle Materials, Inc.	7,653,450
			7,653,450
		Chemicals: 1.2%
180,000	@	Symyx Technologies	4,993,200
			4,993,200
		Coal: 1.0%
25,000		Foundation Coal Holdings, Inc.	1,028,500
325,000	@	International Coal Group, Inc.	3,165,500
			4,194,000
		Commercial Services: 11.5%
70,000		Chemed Corp.	4,153,800
47,100	@	ChoicePoint, Inc.	2,107,725
110,000	@	CoStar Group, Inc.	5,707,900
325,000	@	DeVry, Inc.	7,400,250
150,000	@	Education Management Corp.	6,240,000
120,000		Gevity HR, Inc.	2,935,200

			PORTFOLIO OF INVESTMENTS
ING Baron Small Cap Growth Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 92.2% (continued)

50,000	@	Hewitt Associates, Inc.	$1,487,000
50,000	@	LECG Corp.	963,500
105,000		Macquarie Infrastructure Co. Trust	3,412,500
100,000	@	Morningstar, Inc.	4,477,000
125,000	@	PRA International	3,098,750
100,000	@	Senomyx, Inc.	1,646,000
25,000		Strayer Education, Inc.	2,556,500
64,000	@	Universal Technical Institute, Inc.	1,926,400
			48,112,525
		Computers: 1.1%
120,000	@	Kronos, Inc.	4,486,800
			4,486,800
		Distribution/Wholesale: 2.4%
80,000	@	Beacon Roofing Supply, Inc.	3,251,200
70,000		SCP Pool Corp.	3,283,700
50,000		Watsco, Inc.	3,552,500
			10,087,400
		Diversified Financial Services: 8.1%
210,000		Cohen & Steers, Inc.	5,145,000
130,000		First Marblehead Corp.	5,622,500
16,000		GAMCO Investors, Inc.	639,200
200,000		International Securities Exchange, Inc.	8,330,000
125,000		Jefferies Group, Inc.	7,312,500
94,200		National Financial Partners Corp.	5,324,184
70,000	@	Thomas Weisel Partners Group, Inc.	1,533,000
			33,906,384
		Electric: 0.9%
150,000		ITC Holdings Corp.	3,937,500
			3,937,500
		Entertainment: 6.0%
125,000	@	Great Wolf Resorts, Inc.	1,448,750
100,000	@	Isle of Capri Casinos, Inc.	3,328,000
50,000	@	Penn National Gaming, Inc.	2,109,000
150,000	@	Scientific Games Corp.	5,269,500
250,000	@	Shuffle Master, Inc.	8,935,000
250,000	@	Six Flags Theme Parks, Inc.	2,545,000
45,000	@	Vail Resorts, Inc.	1,719,900
			25,355,150
		Food: 1.1%
125,000	@	Ralcorp Holdings, Inc.	4,756,250
			4,756,250
		Gas: 0.5%
88,198		Southern Union Co.	2,189,956
			2,189,956
		Healthcare — Products: 3.5%
100,000	@	Edwards Lifesciences Corp.	4,350,000
75,000	@	Gen-Probe, Inc.	4,134,000
35,000	@	Intuitive Surgical, Inc.	4,130,000
70,000	@	Kensey Nash Corp.	2,002,000
			14,616,000

			PORTFOLIO OF INVESTMENTS
ING Baron Small Cap Growth Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 92.2% (continued)

		Healthcare — Services: 5.7%
235,000	@	Ameri Group Corp.	$4,944,400
160,000	@	Centene Corp.	4,667,200
80,000	@	Community Health Systems, Inc.	2,892,000
35,000		Manor Care, Inc.	1,552,250
90,000	@	Odyssey HealthCare, Inc.	1,548,900
45,000	@	United Surgical Partners International, Inc.	1,593,450
150,000	@	WellCare Health Plans, Inc.	6,816,000
			24,014,200
		Home Builders: 1.5%
60,000		Brookfield Homes Corp.	3,111,600
30,000	@	Hovnanian Enterprises, Inc.	1,317,900
30,000	@	Meritage Homes Corp.	1,648,800
			6,078,300
		Household Products/Wares: 0.3%
30,000		Church & Dwight, Inc.	1,107,600
			1,107,600
		Insurance: 1.0%
65,000	@, @@	Arch Capital Group Ltd.	3,753,100
10,000		Brown & Brown, Inc.	332,000
			4,085,100
		Internet: 3.3%
80,000	@	Blue Nile, Inc.	2,815,200
50,000	@	Checkfree Corp.	2,525,000
120,000	@	Equinix, Inc.	7,706,400
40,000	@	ProQuest Co.	855,600
			13,902,200
		Leisure Time: 1.1%
100,000	@	Life Time Fitness, Inc.	4,685,000
			4,685,000
		Lodging: 5.9%
145,595		Ameristar Casinos, Inc.	3,754,895
70,000		Choice Hotels International, Inc.	3,204,600
80,000	@@	Four Seasons Hotels, Inc.	4,056,000
40,000	@	Gaylord Entertainment Co.	1,815,200
61,000	@, @@	Kerzner International Ltd.	4,747,020
45,000		Station Casinos, Inc.	3,571,650
50,000	@	Wynn Resorts Ltd.	3,842,500
			24,991,865
		Oil & Gas: 2.0%
160,000	@	Encore Acquisition Co.	4,960,000
30,000	@	EXCO Resources, Inc.	375,900
45,000		Range Resources Corp.	1,228,950
45,000	@	Whiting Petroleum Corp.	1,844,550
			8,409,400
		Oil & Gas Services: 2.9%
80,000		CARBO Ceramics, Inc.	4,552,800
50,000	@	Core Laboratories N.V	2,377,500
80,000	@	FMC Technologies, Inc.	4,097,600
15,000	@	Seacor Smit, Inc.	1,188,000
			12,215,900

			PORTFOLIO OF INVESTMENTS
ING Baron Small Cap Growth Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 92.2% (continued)

		Pharmaceuticals: 0.4%
1		Allergan, Inc.	$109
250,000	@	Depomed, Inc.	1,632,500
			1,632,609
		Real Estate: 1.5%
80,000	@	CB Richard Ellis Group, Inc.	6,456,000
			6,456,000
		Real Estate Investment Trust: 1.0%
7,500	@	Alexander’s, Inc.	2,167,500
160,000		Spirit Finance Corp.	1,952,000
			4,119,500
		Retail: 14.6%
85,000	@	Cabela’s, Inc.	1,744,200
180,000	@	California Pizza Kitchen, Inc.	5,841,000
100,000	@	Carmax, Inc.	3,268,000
60,000	@	Cheesecake Factory	2,247,000
160,000	@	Copart, Inc.	4,392,000
200,000	@	Dick’s Sporting Goods, Inc.	7,934,000
80,000	@	DSW, Inc.	2,505,600
60,000	@	Guitar Center, Inc.	2,862,000
20,000	@	Panera Bread Co.	1,503,600
70,000	@	Petco Animal Supplies, Inc.	1,649,900
80,000	@	PF Chang’s China Bistro, Inc.	3,943,200
90,000	@	Red Robin Gourmet Burgers, Inc.	4,248,000
200,000	@	Select Comfort Corp.	7,910,000
100,000	@	Texas Roadhouse, Inc.	1,709,000
70,000	@	Tractor Supply Co.	4,643,800
120,000		United Auto Group, Inc.	5,160,000
			61,561,300
		Telecommunications: 0.5%
90,000	@	SBA Communications Corp.	2,106,900
			2,106,900
		Transportation: 1.5%
120,000	@	Genesee & Wyoming, Inc.	3,681,600
60,000		Landstar System, Inc.	2,647,200
			6,328,800
		Total Common Stock
		(Cost $294,990,626)	387,534,267

Principal Amount			Value

CORPORATE BONDS/NOTES: 0.8%

		Lodging: 0.8%
$1,000,000	#	Wynn Resorts Ltd., 6.000%, due 07/15/15	$3,337,500

		Total Corporate Bonds/Notes
		(Cost $981,874)	3,337,500

		Total Long-Term Investments
		(Cost $295,972,500)	390,871,767

		PORTFOLIO OF INVESTMENTS
ING Baron Small Cap Growth Portfolio		as of March 31, 2006 (Unaudited)(continued)
Principal Amount			Value

SHORT TERM INVESTMENTS: 6.9%

	U.S. Government Agency Obligations: 6.9%
$29,083,000	Federal Home Loan Bank, 4.400%, due 04/03/06		$29,072,336

	Total Short Term Investments
	(Cost $29,072,336)		29,072,336

	Total Investments in Securities
	(Cost $325,044,836)*	99.9%	$419,944,103
	Other Assets and Liabilities—Net	0.1	404,861
	Net Assets	100.0%	$420,348,964

@	Non-income producing security
@@	Foreign Issuer
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

*	Cost for federal income tax purposes is $325,490,011.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$99,957,144
	Gross Unrealized Depreciation	(5,503,052)
	Net Unrealized Appreciation	$94,454,092

			PORTFOLIO OF INVESTMENTS
ING Davis Venture Value Portfolio			as of March 31, 2006 (Unaudited)
Shares			Value

COMMON STOCK: 95.0%

		Advertising: 0.3%
3,900	@@	WPP Group PLC ADR	$234,000
			234,000
		Agriculture: 4.9%
53,500		Altria Group, Inc.	3,791,010
			3,791,010
		Banks: 7.6%
12,700		Commerce BanCorp, Inc.	465,455
12,600		Fifth Third BanCorp	495,936
109,033	@@	HSBC Holdings PLC	1,821,912
16,300	@@	Lloyds TSB Group PLC ADR	627,387
4,300		State Street Corp.	259,849
34,000		Wells Fargo & Co.	2,171,580
			5,842,119
		Beverages: 1.9%
15,600	@@	Diageo PLC ADR	989,508
14,500	@@	Heineken Holding NV	498,584
			1,488,092
		Building Materials: 2.1%
7,400		Martin Marietta Materials, Inc.	792,022
9,500		Vulcan Materials Co.	823,175
			1,615,197
		Commercial Services: 4.5%
200	@	Apollo Group, Inc.	10,502
84,000	@@	COSCO Pacific Ltd.	167,608
38,200		H&R Block, Inc.	827,030
27,600	@	Iron Mountain, Inc.	1,124,424
18,200		Moody’s Corp.	1,300,572
			3,430,136
		Computers: 2.0%
21,600	@	Dell, Inc.	642,816
14,200		Hewlett-Packard Co.	467,180
8,900	@	Lexmark International, Inc.	403,882
			1,513,878
		Cosmetics/Personal Care: 0.9%
21,100		Avon Products, Inc.	657,687
			657,687
		Diversified Financial Services: 12.9%
74,800		American Express Co.	3,930,740
18,200		Ameriprise Financial, Inc.	820,092
41,100		Citigroup, Inc.	1,941,153
66,300		JPMorgan Chase & Co.	2,760,732
7,500		Morgan Stanley	471,150
			9,923,867

			PORTFOLIO OF INVESTMENTS
ING Davis Venture Value Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 95.0% (continued)

		Food: 0.8%
11,600		Hershey Foods Corp.	$605,868
			605,868
		Food Service: 0.0%
5,486	@, X	FHC Delaware, Inc.	35,165
			35,165
		Healthcare — Services: 1.0%
17,000		HCA, Inc.	778,430
			778,430
		Holding Companies — Diversified: 0.4%
96,000	@@	China Merchants Holdings International Co, Ltd.	276,749
			276,749
		Housewares: 0.2%
1,900	@@	Hunter Douglas NV	125,846
			125,846
		Insurance: 16.0%
51,300		American International Group., Inc.	3,390,417
18,700		AON Corp.	776,237
24	@	Berkshire Hathaway, Inc. - Cl A	2,168,400
24	@	Berkshire Hathaway, Inc. - Cl B	72,288
3,500		Chubb Corp.	334,040
1,300	@@	Everest Re Group Ltd.	121,381
14,900		Loews Corp.	1,507,880
260	@	Markel Corp.	87,797
17,800		Marsh & McLennan Cos., Inc.	522,608
5,200		Principal Financial Group	253,760
21,200		Progressive Corp.	2,210,312
3,200	@@	Sun Life Financial, Inc.	136,192
13,500		Transatlantic Holdings, Inc.	789,075
			12,370,387
		Internet: 0.3%
5,100	@	Expedia, Inc.	103,377
5,100	@	IAC/InterActiveCorp	150,297
			253,674
		Leisure Time: 1.2%
17,800		Harley-Davidson, Inc.	923,464
			923,464
		Media: 4.4%
58,500	@	Comcast Corp.	1,528,020
3,500		Gannett Co., Inc.	209,720
8,600	@@	Lagardere SCA	668,825
42,100	@	Liberty Media Corp.	345,641
39,600		News Corp., Inc.	657,756
			3,409,962
		Mining: 0.4%
8,400	@@	BHP Billiton PLC	153,774
3,000	@@	Rio Tinto PLC	153,618
			307,392

			PORTFOLIO OF INVESTMENTS
ING Davis Venture Value Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 95.0% (continued)

		Miscellaneous Manufacturing: 3.6%
103,300	@@	Tyco International Ltd.	$2,776,704
			2,776,704
		Oil & Gas: 10.9%
40,600		ConocoPhillips	2,563,890
31,100		Devon Energy Corp.	1,902,387
25,200		EOG Resources, Inc.	1,814,400
14,600		Occidental Petroleum Corp.	1,352,690
9,400	@	Transocean, Inc.	754,820
			8,388,187
		Packaging & Containers: 2.0%
26,600		Sealed Air Corp.	1,539,342
			1,539,342
		Pharmaceuticals: 2.1%
10,800		Cardinal Health, Inc.	804,816
16,400	@	Caremark Rx, Inc.	806,552
			1,611,368
		Real Estate Investment Trust: 1.5%
23,100		General Growth Properties, Inc.	1,128,897
			1,128,897
		Retail: 5.3%
52,400		Costco Wholesale Corp.	2,837,984
26,500		Wal-Mart Stores, Inc.	1,251,860
			4,089,844
		Savings & Loans: 3.2%
36,700		Golden West Financial Corp.	2,491,930
			2,491,930
		Software: 1.9%
54,700		Microsoft Corp.	1,488,387
			1,488,387
		Telecommunications: 1.9%
10,400	@@	Nokia OYJ ADR	215,488
13,056	@, @@	NTL, Inc.	380,060
16,400	@@	SK Telecom Co., Ltd. ADR	386,876
18,700		Sprint Corp. - FON Group	483,208
			1,465,632
		Transportation: 0.8%
600	@@	Kuehne & Nagel International AG	193,875
5,700		United Parcel Service, Inc.	452,466
			646,341
		Total Common Stock
		(Cost $69,217,392)	73,209,555

Principal Amount			Value

SHORT TERM INVESTMENTS: 5.2%

		Commercial Paper: 5.2%
$2,036,000		Rabobank USA, 4.830%, due 04/03/06	$2,035,181
2,000,000		UBS AG, 4.830%, due 04/03/06	1,999,195
			4,034,376

	PORTFOLIO OF INVESTMENTS
ING Davis Venture Value Portfolio	as of March 31, 2006 (Unaudited)(continued)
		Value

SHORT TERM INVESTMENTS: 5.2% (continued)

	Total Short-Term Investments
	(Cost $4,034,917)	$4,034,376

Total Investments in Securities
(Cost $73,252,309)*	100.2%	$77,243,931
Other Assets and Liabilities—Net	(0.2)	(145,397)
Net Assets	100.0%	$77,098,534

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees

*	Cost for federal income tax purposes is $73,252,658.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$4,885,724
	Gross Unrealized Depreciation	(894,451)
	Net Unrealized Appreciation	$3,991,273

			PORTFOLIO OF INVESTMENTS
ING Fidelity® VIP Contrafund® Portfolio			as of March 31, 2006 (Unaudited)
Shares				Value

INVESTMENT COMPANIES: 100.0%

3,351,282		Fidelity® VIP Contrafund® Fund — Service Class 2 Shares		$106,336,176

		Total Investment Companies
		(Cost $100,134,995)		106,336,176

		Total Investments In Securities
		(Cost $100,134,995)*	100.0%	$106,336,176
		Other Assets and Liabilities—Net	0.0	(26,567)
		Net Assets	100.0%	$106,309,609

	*	Cost for federal income tax purposes is $100,135,020.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$6,201,156
		Gross Unrealized Depreciation		—
		Net Unrealized Appreciation		$6,201,156

		PORTFOLIO OF INVESTMENTS
ING Fidelity® VIP Equity-Income Portfolio		as of March 31, 2006 (Unaudited)
Shares				Value

INVESTMENT COMPANIES: 100.0%

617,832		Fidelity® VIP Equity-Income Fund - Service Class 2 Shares		$15,254,279

		Total Investment Companies
		(Cost $15,138,599)		15,254,279

		Total Investments In Securities
		(Cost $15,138,599)*	100.0%	$15,254,279
		Other Assets and Liabilities—Net	0.0	(3,213)
		Net Assets	100.0%	$15,251,066

	*	Cost for federal income tax purposes is $15,138,602.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$115,677
		Gross Unrealized Depreciation		—
		Net Unrealized Appreciation		$115,677

			PORTFOLIO OF INVESTMENTS
ING Fidelity® VIP Growth Portfolio			as of March 31, 2006 (Unaudited)
Shares				Value

INVESTMENT COMPANIES: 100.0%

396,196		Fidelity® VIP Growth Fund - Service Class 2 Shares		$13,728,195

		Total Investment Companies
		(Cost $13,029,099)		13,728,195

		Total Investments In Securities
		(Cost $13,029,099)*	100.0%	$13,728,195
		Other Assets and Liabilities—Net	0.0	(3,290)
		Net Assets	100.0%	$13,724,905

	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$699,096
		Gross Unrealized Depreciation		—
		Net Unrealized Appreciation		$699,096

		PORTFOLIO OF INVESTMENTS
ING Fidelity® VIP Mid Cap Portfolio		as of March 31, 2006 (Unaudited)
Shares				Value

INVESTMENT COMPANIES: 100.0%

421,302		Fidelity® VIP Mid Cap Fund - Service Class 2 Shares		$14,008,289

		Total Investment Companies
		(Cost $13,993,302)		14,008,289

		Total Investments In Securities
		(Cost $13,993,302)*	100.0%	$14,008,289
		Other Assets and Liabilities—Net	0.0	(3,334)
		Net Assets	100.0%	$14,004,955

	*	Cost for federal income tax purposes is $13,993,859.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$14,430
		Gross Unrealized Depreciation		—
		Net Unrealized Appreciation		$14,430

			PORTFOLIO OF INVESTMENTS
ING Fundamental Research Portfolio			as of March 31, 2006 (Unaudited)
Shares			Value

COMMON STOCK: 97.6%

		Advertising: 1.0%
7,000	S	Omnicom Group	$582,750
			582,750
		Aerospace/Defense: 2.1%
21,597		United Technologies Corp.	1,251,978
			1,251,978
		Agriculture: 1.7%
14,193		Altria Group, Inc.	1,005,716
			1,005,716
		Apparel: 1.0%
7,200		Nike, Inc.	612,720
			612,720
		Banks: 4.8%
29,895		Bank of America Corp.	1,361,418
23,081	S	Wells Fargo & Co.	1,474,183
			2,835,601
		Biotechnology: 2.4%
13,552	@	Amgen, Inc.	985,908
6,600	@	Genzyme Corp.	443,652
			1,429,560
		Chemicals: 1.1%
9,700		Air Products & Chemicals, Inc.	651,743
			651,743
		Computers: 5.6%
51,700	@	EMC Corp.	704,671
16,190		International Business Machines Corp.	1,335,189
47,700	@, X	Seagate Technology, Inc.	1,255,941
			3,295,801
		Cosmetics/Personal Care: 2.4%
10,600		Colgate-Palmolive Co.	605,260
14,327		Procter & Gamble Co.	825,522
			1,430,782
		Distribution/Wholesale: 2.3%
20,200	@	Wesco International, Inc.	1,373,802
			1,373,802
		Diversified Financial Services: 9.7%
4,400	@	Affiliated Managers Group	469,084
10,499		Capital One Financial Corp.	845,379
28,646	S	Citigroup, Inc.	1,352,951
29,400		Countrywide Financial Corp.	1,078,980
9,100		Franklin Resources, Inc.	857,584
14,365		Merrill Lynch & Co., Inc.	1,131,387
			5,735,365

			PORTFOLIO OF INVESTMENTS
ING Fundamental Research Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 97.6% (continued)

		Electric: 1.8%
19,700	@	Mirant Corp.	$492,500
8,500		Public Service Enterprise Group, Inc.	544,340
			1,036,840
		Electronics: 5.0%
26,700	@	Jabil Circuit, Inc.	1,144,362
66,700		Symbol Technologies, Inc.	705,686
21,300	@	Thomas & Betts Corp.	1,094,394
			2,944,442
		Energy — Alternate Sources: 0.6%
19,400	@	KFX, Inc.	353,080
			353,080
		Engineering & Construction: 1.8%
82,800	@, @@, S	ABB Ltd. ADR	1,039,140
			1,039,140
		Food: 0.7%
8,400		Hershey Foods Corp.	438,732
			438,732
		Healthcare — Products: 2.7%
26,635		Johnson & Johnson	1,577,325
			1,577,325
		Healthcare — Services: 2.5%
14,231	@	Health Net, Inc.	723,219
18,600	@	Triad Hospitals, Inc.	779,340
			1,502,559
		Insurance: 1.7%
8,100	@@	ACE Ltd	421,281
17,700		Genworth Financial, Inc.	591,711
			1,012,992
		Internet: 1.4%
26,028	@	Yahoo!, Inc.	839,663
			839,663
		Lodging: 3.3%
17,604		Harrah’s Entertainment, Inc.	1,372,408
23,500		Hilton Hotels Corp.	598,310
			1,970,718
		Media: 2.7%
19,743		CBS Corp.	473,437
40,758		Time Warner, Inc.	684,327
11,443	@	Viacom, Inc.	443,988
			1,601,752
		Miscellaneous Manufacturing: 5.4%
9,900	@	Cooper Industries Ltd.	860,310
35,215		General Electric Co.	1,224,778
22,806		Roper Industries, Inc.	1,109,056
			3,194,144

			PORTFOLIO OF INVESTMENTS
ING Fundamental Research Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 97.6% (continued)

		Oil & Gas: 5.7%
10,500		ChevronTexaco Corp.	$608,685
6,349		ENSCO International, Inc.	326,656
21,005	S	Exxon Mobil Corp.	1,278,364
7,100	@	Newfield Exploration Co.	297,490
7,200	@	Plains Exploration & Production Co.	278,208
8,900	@	Southwestern Energy Co.	286,491
6,369		XTO Energy, Inc.	277,497
			3,353,391
		Oil & Gas Services: 3.0%
21,300	@	Dresser-Rand Group, Inc.	529,305
5,851		Schlumberger Ltd.	740,561
10,400	@	Weatherford International Ltd.	475,800
			1,745,666
		Pharmaceuticals: 6.9%
13,800		Abbott Laboratories	586,086
23,921	@	Medco Health Solutions, Inc.	1,368,760
44,053		Pfizer, Inc.	1,097,801
14,500	@@	Teva Pharmaceutical Industries Ltd. ADR	597,110
8,869		Wyeth	430,324
			4,080,081
		Retail: 4.7%
800		Abercrombie & Fitch Co.	46,640
15,800	@	Bed Bath & Beyond, Inc.	606,720
31,300		CVS Corp.	934,931
7,427		Home Depot, Inc.	314,162
22,200	@	Urban Outfitters, Inc.	544,788
6,372		Wal-Mart Stores, Inc.	301,013
			2,748,254
		Semiconductors: 4.0%
28,900		Intel Corp.	559,215
15,056		Maxim Integrated Products	559,330
124,004	@@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,247,480
			2,366,025
		Software: 2.8%
11		CA, Inc.	299
21,594		Microsoft Corp.	587,573
77,705	@	Oracle Corp.	1,063,781
			1,651,653
		Telecommunications: 6.8%
31,300	@	Arris Group, Inc.	430,688
36,500		AT&T, Inc.	986,960
37,026		BellSouth Corp.	1,282,951
41,634	@	Cisco Systems, Inc.	902,209
16,000	@	Corning, Inc.	430,563
			4,033,371
		Total Common Stock
		(Cost $54,719,484)	57,695,646

			PORTFOLIO OF INVESTMENTS
ING Fundamental Research Portfolio			as of March 31, 2006 (Unaudited)(continued)
Principal Amount				Value

SHORT-TERM INVESTMENT: 2.0%

		Repurchase Agreement: 2.0%
$1,148,000		Morgan Stanley Repurchase Agreement dated 03/31/06, 4.800%, due 04/03/06, $1,148,459 to be received upon repurchase (Collateralized by $1,195,000 Federal National Mortgage Association, 5.150%, Market Value plus accrued interest $1,175,032, due 03/08/12).		$1,148,000

		Total Short-Term Investments
		(Cost $1,148,000)		1,148,000

		Total Investments in Securities
		(Cost $55,867,484)*	99.6%	$58,843,646
		Other Assets and Liabilities—Net	0.4	265,098
		Net Assets	100.0%	$59,108,744

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees

	*	Cost for federal income tax purposes is $56,394,326.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$3,366,818
		Gross Unrealized Depreciation		(917,498)
		Net Unrealized Appreciation		$2,449,320

Information concerning open futures contracts at March 31, 2006 is shown below:

Long Contracts	No. of Contracts	Notional Market Value	Expiration Date	Unrealized Gain (Loss)

S&P500 Emini Futures	8	521,300	06/16/2006	(4,640)
		$521,300		$(4,640)

			PORTFOLIO OF INVESTMENTS
ING Goldman Sachs® Capital Growth Portfolio			as of March 31, 2006 (Unaudited)
Shares			Value

COMMON STOCK: 75.9%

		Advertising: 1.1%
12,630	@, L	Lamar Advertising Co.	$664,591
			664,591
		Aerospace/Defense: 1.1%
12,230		United Technologies Corp.	708,973
			708,973
		Beverages: 2.6%
10,870		Coca-Cola Co.	455,127
20,050		PepsiCo, Inc.	1,158,690
			1,613,817
		Biotechnology: 2.2%
14,930	@	Amgen, Inc.	1,086,158
6,980	@	Medimmune, Inc.	255,328
			1,341,486
		Commercial Services: 2.8%
8,390		Aramark Corp.	247,841
29,670		Cendant Corp.	514,775
5,520	@	Iron Mountain, Inc.	224,885
10,550		Moody’s Corp.	753,903
			1,741,404
		Computers: 2.2%
4,900	@	Cognizant Technology Solutions Corp.	291,501
8,100	@, L	Dell, Inc.	241,056
42,640	@	EMC Corp.	581,183
2,850	@, @@	Research In Motion Ltd.	241,908
			1,355,648
		Cosmetics/Personal Care: 1.0%
10,450		Procter & Gamble Co.	602,129
			602,129
		Distribution/Wholesale: 0.6%
5,030		WW Grainger, Inc.	379,011
			379,011
		Diversified Financial Services: 8.0%
9,110		American Express Co.	478,731
42,790		Charles Schwab Corp.	736,416
9,450		Fannie Mae	485,730
32,630		Freddie Mac	1,990,430
8,614		JPMorgan Chase & Co.	358,687
5,510		Merrill Lynch & Co., Inc.	433,968
7,990		Morgan Stanley	501,932
			4,985,894

			PORTFOLIO OF INVESTMENTS
ING Goldman Sachs® Capital Growth Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 75.9% (continued)

		Electronics: 0.4%
3,480	@, L	Fisher Scientific International, Inc.	$236,814
			236,814
		Food: 1.7%
6,280	L	Hershey Foods Corp.	328,004
11,030		WM Wrigley Jr. Co.	705,920
			1,033,924
		Healthcare — Products: 3.3%
2,790		CR Bard, Inc.	189,190
15,970		Medtronic, Inc.	810,478
14,440	L	Stryker Corp.	640,270
6,130	@, L	Zimmer Holdings, Inc.	414,388
			2,054,326
		Home Furnishings: 0.4%
2,180		Harman International Industries, Inc.	242,263
			242,263
		Household Products/Wares: 1.2%
9,200		Fortune Brands, Inc.	741,796
			741,796
		Insurance: 0.2%
3,520	@@	Willis Group Holdings Ltd.	120,595
			120,595
		Internet: 3.6%
2,830	@	Google, Inc.	1,103,700
35,360	@, L	Yahoo!, Inc.	1,140,714
			2,244,414
		Leisure Time: 1.1%
14,310	L	Carnival Corp.	677,865
			677,865
		Lodging: 1.9%
9,130		Harrah’s Entertainment, Inc.	711,775
7,260		Marriott International, Inc.	498,036
			1,209,811
		Machinery — Diversified: 0.8%
7,210		Rockwell Automation, Inc.	518,471
			518,471
		Media: 5.8%
28,910		McGraw-Hill Cos, Inc.	1,665,794
14,060		Time Warner, Inc.	236,067
17,670	@, L	Univision Communications, Inc.	609,085
12,031	@	Viacom, Inc.	466,803
27,970	@, L	Xm Satellite Radio, Inc.	622,892
			3,600,641
		Oil & Gas: 4.8%
19,270	@@	Canadian Natural Resources Ltd.	1,067,365
22,700		Chesapeake Energy Corp.	713,007
16,040	@@, L	Suncor Energy, Inc.	1,235,401
			3,015,773

			PORTFOLIO OF INVESTMENTS
ING Goldman Sachs® Capital Growth Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 75.9% (continued)

		Oil & Gas Services: 4.0%
18,730		Baker Hughes, Inc.	$1,281,132
9,310		Schlumberger Ltd.	1,178,367
			2,459,499
		Pharmaceuticals: 4.5%
12,920	@	Caremark Rx, Inc.	635,406
8,400	@	Medco Health Solutions, Inc.	480,648
4,050		Omnicare, Inc.	222,710
13,530		Pfizer, Inc.	337,168
25,060		Schering-Plough Corp.	475,889
13,670		Wyeth	663,268
			2,815,089
		Retail: 4.4%
16,300		Lowe’s Cos., Inc.	1,050,372
15,220		Target Corp.	791,592
18,850		Wal-Mart Stores, Inc.	890,474
			2,732,438
		Savings & Loans: 0.4%
3,980	L	Golden West Financial Corp.	270,242
			270,242
		Semiconductors: 2.0%
14,070		Intel Corp.	272,255
27,410	L	Linear Technology Corp.	961,543
			1,233,798
		Software: 7.2%
17,440	@, L	Electronic Arts, Inc.	954,317
32,360		First Data Corp.	1,515,095
74,940		Microsoft Corp.	2,039,117
			4,508,529
		Telecommunications: 6.6%
30,800	@, L	American Tower Corp.	933,856
57,660	@	Cisco Systems, Inc.	1,249,492
8,980	@, L	Crown Castle International Corp.	254,583
7,860	@, L	NeuStar, Inc.	243,660
28,160		Qualcomm, Inc.	1,425,173
			4,106,764
		Total Common Stock
		(Cost $41,525,969)	47,216,005

Principal Amount			Value

SHORT TERM INVESTMENTS: 16.2%

		U.S. Government Agency Obligations: 0.3%
$216,000		Federal Home Loan Bank, 4.400%, due 04/03/06	$215,921

		Total U.S. Government Agency Obligations
		(Cost $215,921)	215,921

		Securities Lending Collateralcc: 15.9%
9,865,600		The Bank of New York Institutional Cash Reserves Fund	9,865,600

		Total Securities Lending Collateral
		(Cost $9,865,600)	9,865,600

		PORTFOLIO OF INVESTMENTS
ING Goldman Sachs® Capital Growth Portfolio		as of March 31, 2006 (Unaudited)(continued)
			Value

SHORT TERM INVESTMENTS: 16.2% (continued)

	Total Short-Term Investments
	(Cost $10,081,521)		$10,081,521

	Total Investments in Securities
	(Cost $51,607,490)*	92.1%	$57,297,526
	Other Assets and Liabilities—Net	7.9	4,910,817
	Net Assets	100.0%	$62,208,343

@	Non-income producing security
@@	Foreign Issuer
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2006.
*	Cost for federal income tax purposes is $52,266,853.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation		$6,034,965
	Gross Unrealized Depreciation		(1,004,292)
	Net Unrealized Appreciation		$5,030,673

			PORTFOLIO OF INVESTMENTS
ING Goldman Sachs® Core Equity Portfolio			as of March 31, 2006 (Unaudited)
Shares			Value

COMMON STOCK: 98.9%

		Aerospace/Defense: 4.1%
21,800		Boeing Co.	$1,698,874
27,900	L	Northrop Grumman Corp.	1,905,291
13,300		Raytheon Co.	609,672
			4,213,837
		Agriculture: 5.3%
25,800		Altria Group, Inc.	1,828,188
56,299		Archer-Daniels-Midland Co.	1,894,461
21,000		Monsanto Co.	1,779,750
			5,502,399
		Apparel: 1.5%
44,100	@	Coach, Inc.	1,524,978
			1,524,978
		Banks: 4.4%
73,200		Bank of America Corp.	3,333,528
18,100		UnionBanCal Corp.	1,269,896
			4,603,424
		Biotechnology: 2.8%
14,800	@	Amgen, Inc.	1,076,700
19,300	@	Genentech, Inc.	1,631,043
2,900	@	Genzyme Corp.	194,938
			2,902,681
		Commercial Services: 3.1%
6,500	@@	Accenture Ltd.	195,455
22,600		McKesson Corp.	1,178,138
26,300		Moody’s Corp.	1,879,398
			3,252,991
		Computers: 4.8%
12,700	@	Cadence Design Systems, Inc.	234,823
30,600	@	Computer Sciences Corp.	1,699,830
74,100		Hewlett-Packard Co.	2,437,890
23,500	@	Synopsys, Inc.	525,225
6,100	@, L	Western Digital Corp.	118,523
			5,016,291
		Cosmetics/Personal Care: 3.6%
11,500		Colgate-Palmolive Co.	656,650
53,882		Procter & Gamble Co.	3,104,681
			3,761,331
		Diversified Financial Services: 7.7%
14,500	@, L	AmeriCredit Corp.	445,585
24,100		Ameriprise Financial, Inc.	1,085,946
10,866		Citigroup, Inc.	513,201
69,900	S	JPMorgan Chase & Co.	2,910,636
29,100		Merrill Lynch & Co., Inc.	2,291,916
14,100		SLM Corp.	732,354
			7,979,638

			PORTFOLIO OF INVESTMENTS
ING Goldman Sachs® Core Equity Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 98.9% (continued)

		Electric: 2.2%
6,200		American Electric Power Co., Inc.	$210,924
45,000		Pacific Gas & Electric Co.	1,750,500
8,300		TXU Corp.	371,508
			2,332,932
		Electrical Components & Equipment: 0.4%
1,900		Emerson Electric Co.	158,897
5,300	@	Energizer Holdings, Inc.	280,900
			439,797
		Electronics: 1.0%
7,200		Applera Corp. - Applied Biosystems Group	195,408
20,800	@	Jabil Circuit, Inc.	891,488
			1,086,896
		Food: 1.1%
2,700	@	Dean Foods Co.	104,841
11,900	L	Kroger Co.	242,284
12,300		Safeway, Inc.	308,976
7,800	L	Supervalu, Inc.	240,396
14,700		Tyson Foods, Inc.	201,978
			1,098,475
		Healthcare — Products: 2.6%
4,600		Becton Dickinson & Co.	283,268
2,800	L	Guidant Corp.	218,568
37,100		Johnson & Johnson	2,197,062
			2,698,898
		Home Furnishings: 0.1%
4,600	L	Furniture Brands International, Inc.	112,746
			112,746
		Insurance: 6.4%
2,500		Chubb Corp.	238,600
37,400		Genworth Financial, Inc.	1,250,282
18,400		Loews Corp.	1,862,080
27,301		MBIA, Inc.	1,641,609
5,400	L	Metlife, Inc.	261,198
1,700	L	Radian Group, Inc.	102,425
3,800		Reinsurance Group Of America	179,702
20,050		WR Berkley Corp.	1,164,103
			6,699,999
		Internet: 1.8%
4,300	@	Google, Inc.	1,677,000
9,100	@, L	Symantec Corp.	153,153
			1,830,153
		Iron/Steel: 0.4%
3,700		Nucor Corp.	387,723
			387,723
		Lodging: 0.7%
15,100		Choice Hotels International, Inc.	691,278
			691,278

			PORTFOLIO OF INVESTMENTS
ING Goldman Sachs® Core Equity Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 98.9% (continued)

		Machinery — Construction & Mining: 0.7%
10,500		Caterpillar, Inc.	$754,005
			754,005
		Media: 5.6%
56,405		CBS Corp.	1,352,592
5,700		Clear Channel Communications, Inc.	165,357
106,300	@	Liberty Media Corp.	872,723
8,200		McGraw-Hill Cos, Inc.	472,484
134,350		Time Warner, Inc.	2,255,737
17,805	@	Viacom, Inc.	690,834
			5,809,727
		Mining: 0.7%
2,000		Newmont Mining Corp.	103,780
7,600	L	Southern Copper Corp.	642,048
			745,828
		Miscellaneous Manufacturing: 4.8%
141,900		General Electric Co.	4,935,282
			4,935,282
		Oil & Gas: 9.4%
17,800		Anadarko Petroleum Corp.	1,797,978
11,800		Burlington Resources, Inc.	1,084,538
30,700	L	Devon Energy Corp.	1,877,919
19,500		EOG Resources, Inc.	1,404,000
29,472		Exxon Mobil Corp.	1,793,666
2,200		Helmerich & Payne, Inc.	153,604
21,100		Sunoco, Inc.	1,636,727
			9,748,432
		Oil & Gas Services: 1.4%
11,600	L	Schlumberger Ltd.	1,468,212
			1,468,212
		Pharmaceuticals: 7.4%
37,700	L	AmerisourceBergen Corp.	1,819,779
16,700	@, L	Express Scripts, Inc.	1,467,930
53,900		Merck & Co., Inc.	1,898,897
99,595		Pfizer, Inc.	2,481,907
			7,668,513
		Pipelines: 0.3%
8,100	L	Equitable Resources, Inc.	295,731
			295,731
		Real Estate Investment Trust: 0.9%
11,000		Kimco Realty Corp.	447,040
9,800		Prologis	524,300
			971,340
		Retail: 2.9%
60,000	@, L	Autonation, Inc.	1,293,000
68,737		Circuit City Stores, Inc.	1,682,682
			2,975,682

			PORTFOLIO OF INVESTMENTS
ING Goldman Sachs® Core Equity Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 98.9% (continued)

		Semiconductors: 3.5%
4,800	@	Freescale Semiconductor, Inc.	$133,296
56,700		Intel Corp.	1,097,145
25,200	@	Micron Technology, Inc.	370,944
64,100		Texas Instruments, Inc.	2,081,327
			3,682,712
		Software: 1.3%
6,300		Global Payments, Inc.	333,963
36,300		Microsoft Corp.	987,723
			1,321,686
		Telecommunications: 5.4%
24,400	L	AT&T, Inc.	659,776
20,200	L	CenturyTel, Inc.	790,224
55,900	@	Cisco Systems, Inc.	1,211,353
47,000	@	Corning, Inc.	1,264,770
26,300		Sprint Corp. - FON Group	679,592
28,100		Verizon Communications, Inc.	957,086
			5,562,801
		Transportation: 0.3%
4,000		Burlington Northern Santa Fe Corp.	333,320
			333,320
		Trucking & Leasing: 0.3%
7,600		GATX Corp.	313,804
			313,804
		Total Common Stock
		(Cost $91,669,139)	102,723,542

Principal Amount				Value

SHORT TERM INVESTMENTS: 11.5%

		Securities Lending Collateralcc: 11.5%
$11,959,152		The Bank of New York Institutional Cash Reserves Fund		$11,959,152

		Total Securities Lending Collateral
		(Cost $11,959,152)		11,959,152

		Total Short-Term Investments
		(Cost $11,959,152)		11,959,152

		Total Investments in Securities
		(Cost $103,628,291)*	110.4%	$114,682,694
		Other Assets and Liabilities—Net	(10.4)	(10,775,324)
		Net Assets	100.0%	$103,907,370

	@	Non-income producing security
	@@	Foreign Issuer
	cc	Securities purchased with cash collateral for securities loaned.
	S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2006.
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees

	*	Cost for federal income tax purposes is $104,033,655.

PORTFOLIO OF INVESTMENTS
ING Goldman Sachs® Core Equity Portfolio	as of March 31, 2006 (Unaudited)(continued)

	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation			$12,600,638
	Gross Unrealized Depreciation			(1,951,599)
	Net Unrealized Appreciation			$10,649,039

Information concerning open futures contracts at March 31, 2006 is shown below:

Long Contracts	No. of Contracts	Notional Market Value	Expiration Date	Unrealized Gain (Loss)

S&P 500 Emini Futures X	16	1,042,600	06/16/2006	(4,450)
		$1,042,600		$(4,450)

			PORTFOLIO OF INVESTMENTS
ING JPMorgan Fleming International Portfolio			as of March 31, 2006 (Unaudited)
Shares			Value

COMMON STOCK: 94.8%

		Australia: 1.2%
592,689		BHP Billiton Ltd.	$11,747,257
			11,747,257
		Belgium: 1.7%
364,800		Dexia	9,401,626
182,783		Fortis	6,496,393
18,232		Fortis - Class B Shares	648,966
			16,546,985
		Brazil: 1.5%
303,782		Cia Vale do Rio Doce ADR	14,742,540
			14,742,540
		Finland: 1.4%
673,612		Nokia OYJ	13,906,338
			13,906,338
		France: 11.4%
456,596		AXA	15,948,003
163,551		BNP Paribas	15,114,885
214,399		Cie de Saint-Gobain	14,919,325
93,548		Imerys SA	7,863,824
116,953	L	Lafarge SA	13,225,181
69,268		Sanofi-Synthelabo SA	6,559,329
141,599		Total SA	37,277,830
			110,908,377
		Germany: 5.5%
81,706		BASF AG	6,390,477
170,270		Bayerische Motoren Werke AG	9,365,531
379,790		Deutsche Post AG	9,488,057
41,654		SAP AG	9,032,773
78,414		Schering AG	8,137,165
116,393		Siemens AG	10,824,037
			53,238,040
		Hong Kong: 1.0%
1,252,500		Esprit Holdings Ltd.	9,732,167
			9,732,167
		Ireland: 0.8%
433,591		Bank of Ireland	8,037,828
			8,037,828
		Italy: 4.7%
1,001,961		ENI-Ente Nazionale Idrocarburi S.p.A.	28,490,817
519,256		Mediaset S.p.A.	6,105,723
1,595,400		UniCredito Italiano S.p.A.	11,490,228
			46,086,768

			PORTFOLIO OF INVESTMENTS
ING JPMorgan Fleming International Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 94.8% (continued)

		Japan: 21.1%
369,000		Bank of Yokohama Ltd.	$3,015,472
176,200		Canon, Inc.	11,599,665
167,400		Credit Saison Co., Ltd.	9,231,124
232,800		Daikin Industries Ltd	8,128,517
74,500		Fanuc Ltd	7,143,212
33,800		Hirose Electric Co., Ltd.	4,727,004
203,900		Honda Motor Co., Ltd.	12,554,232
271,700		Hoya Corp.	10,913,794
136,000		Kao Corp.	3,569,504
223,000		Matsushita Electric Industrial Co., Ltd.	4,915,120
500,900		Mitsubishi Corp.	11,392,836
1,497		Mitsubishi Tokyo Financial Group, Inc.	22,709,919
223,000		Mitsui Fudosan Co., Ltd.	5,113,777
826		Mizuho Financial Group, Inc.	6,739,540
91,500		Nidec Corp.	7,467,615
535,500		Nikko Cordial Corp.	8,846,390
24,800		Nintendo Co., Ltd.	3,694,283
137,300		Nitto Denko Corp.	11,615,926
114,000		Secom Co., Ltd.	5,800,660
93,600		Seven & I Holdings Co., Ltd.	3,698,953
212,000		Sharp Corp.	3,742,643
148,400		Shin-Etsu Chemical Co., Ltd.	8,028,384
50,500		SMC Corp.	7,851,934
944,000		Sumitomo Corp.	13,421,530
257,200		Yamanouchi Pharmaceutical Co., Ltd.	9,721,497
			205,643,531
		Mexico: 0.5%
56,100		Fomento Economico Mexicano SA de CV ADR	5,142,126
			5,142,126
		Netherlands: 4.2%
392,174		ABN Amro Holding NV	11,702,209
277,395		Koninklijke Philips Electronics NV	9,323,986
713,265		Reed Elsevier NV	10,188,593
400,469		Wolters Kluwer NV	9,951,428
			41,166,216
		South Korea: 0.8%
25,163	#, L	Samsung Electronics Co., Ltd. GDR	8,157,613
			8,157,613
		Spain: 2.7%
184,227		Altadis SA	8,238,173
386,700		Banco Bilbao Vizcaya Argentaria SA	8,045,652
646,210		Banco Popular Espanol SA	9,495,967
			25,779,792
		Sweden: 1.3%
3,200,500		Telefonaktiebolaget LM Ericsson	12,082,337
			12,082,337
		Switzerland: 11.0%
154,129		Adecco SA	8,577,887
145,699		Holcim Ltd	11,573,505
57,879		Nestle SA	17,096,661
301,096		Novartis AG	16,665,736
103,710		Roche Holding AG	15,374,961
210,111		UBS AG	23,034,347
62,271	@	Zurich Financial Services AG	14,542,238
			106,865,335

		PORTFOLIO OF INVESTMENTS
ING JPMorgan Fleming International Portfolio		as of March 31, 2006 (Unaudited)(continued)
Shares				Value

COMMON STOCK: 94.8% (continued)

		United Kingdom: 24.0%
1,453,444		Barclays PLC		$16,945,917
1,131,079		BG Group PLC		14,103,613
461,171		British Land Co. PLC		9,910,651
1,564,092		Centrica Plc		7,613,651
866,487		GlaxoSmithKline PLC		22,615,461
1,810,800		HSBC Holdings PLC		30,273,890
1,639,661		Kingfisher PLC		6,799,352
2,879,670		Morrison WM Supermarkets		9,460,902
569,629		National Grid PLC		5,643,870
449,677		Royal Bank of Scotland Group PLC		14,597,283
282,130		Schroders PLC		5,500,507
957,892		Smith & Nephew PLC		8,470,244
498,600		Standard Chartered PLC		12,363,767
3,175,260		Tesco PLC		18,151,803
10,847,978		Vodafone Group PLC		22,594,250
681,527		Wolseley PLC		16,680,321
972,277		WPP Group PLC		11,617,396
				233,342,878
		Total Common Stock
		(Cost $665,135,905)		923,126,128

RIGHTS: 0.0%
		France: 0.0%
163,551		BNP Paribas		156,358

		Total Rights
		(Cost $-)		156,358

		Total Long-Term Investments
		(Cost $665,135,905)		923,282,486

Principal Amount				Value

SHORT TERM INVESTMENTS: 3.0%

		U.S. Government Agency Obligations: 2.4%
$23,386,000		Federal Home Loan Bank, 4.400%, due 04/03/06		$23,377,425

		Total U.S. Government Agency Obligations
		(Cost $23,377,425)		23,377,425

		Securities Lending Collateralcc: 0.6%
6,165,625		The Bank of New York Institutional Cash Reserves Fund		6,165,625

		Total Securities Lending Collateral
		(Cost $6,165,625)		6,165,625

		Total Short-Term Investments
		(Cost $29,543,050)		29,543,050

		Total Investments in Securities
		(Cost $694,678,955)*	97.8%	$952,825,536
		Other Assets and Liabilities—Net	2.2	21,496,050
		Net Assets	100.0%	$974,321,586

	@	Non-income producing security
	ADR	American Depositary Receipt

PORTFOLIO OF INVESTMENTS
ING JPMorgan Fleming International Portfolio	as of March 31, 2006 (Unaudited)(continued)

GDR	Global Depositary Receipt
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2006.

*	Cost for federal income tax purposes is $697,633,796.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$260,186,432
	Gross Unrealized Depreciation	(4,994,692)
	Net Unrealized Appreciation	$255,191,740

Percent of
Industry	Net Assets
Advertising	1.2%
Agriculture	0.8
Auto Manufacturers	2.2
Banks	21.6
Beverages	0.5
Building Materials	5.7
Chemicals	2.7
Commercial Services	0.9
Cosmetics/Personal Care	0.4
Distribution/Wholesale	5.3
Diversified Financial Services	2.4
Electric	0.6
Electrical Components & Equipment	0.4
Electronics	3.9
Federal Home Loan Bank	2.4
Food	4.6
Gas	0.8
Hand/Machine Tools	1.6
Healthcare - Products	0.9
Home Furnishings	0.5
Insurance	3.1
Media	2.7
Mining	2.7
Miscellaneous Manufacturing	1.1
Office/Business Equipment	1.2
Oil & Gas	8.2
Pharmaceuticals	8.1
Real Estate	1.5
Retail	1.1
Semiconductors	0.8
Software	0.9
Telecommunications	5.0
Toys/Games/Hobbies	0.4
Transportation	1.0
Securities Lending Collateral	0.6
Other Assets and Liabilities, Net	2.2
Net Assets	100.0%

			PORTFOLIO OF INVESTMENTS
ING JPMorgan Mid Cap Value Portfolio			as of March 31, 2006 (Unaudited)
Shares			Value

COMMON STOCK: 95.7%

		Advertising: 0.8%
65,200	@	Clear Channel Outdoor Holdings, Inc.	$1,528,940
			1,528,940
		Apparel: 3.5%
39,100	@, L	Columbia Sportswear Co.	2,085,203
79,900		VF Corp.	4,546,310
			6,631,513
		Banks: 8.4%
28,000	L	Cullen/Frost Bankers, Inc.	1,505,000
32,400	L	M&T Bank Corp.	3,698,136
112,250		North Fork Bancorporation, Inc.	3,236,168
29,200	L	Northern Trust Corp.	1,533,000
57,000		TCF Financial Corp.	1,467,750
31,700		Webster Financial Corp.	1,536,182
41,700		Wilmington Trust Corp.	1,807,695
16,500		Zions Bancorporation	1,365,045
			16,148,976
		Beverages: 1.2%
11,100		Brown-Forman Corp.	854,367
61,500	@, L	Constellation Brands, Inc.	1,540,575
			2,394,942
		Building Materials: 2.4%
42,800	L	American Standard Cos, Inc.	1,834,408
32,800		Vulcan Materials Co.	2,842,120
			4,676,528
		Chemicals: 4.4%
51,554		Albemarle Corp.	2,337,974
30,100		Ashland, Inc.	2,139,508
34,200		PPG Industries, Inc.	2,166,570
26,400		Sigma-Aldrich Corp.	1,736,856
			8,380,908
		Commercial Services: 0.5%
40,900	@	Interactive Data Corp.	961,150
			961,150
		Computers: 1.6%
22,900	@, L	Affiliated Computer Services, Inc.	1,366,214
40,700	@	NCR Corp.	1,700,853
			3,067,067
		Cosmetics/Personal Care: 0.8%
42,500	L	Estee Lauder Cos., Inc.	1,580,575
			1,580,575
		Distribution/Wholesale: 0.9%
37,700		Genuine Parts Co.	1,652,391
			1,652,391

			PORTFOLIO OF INVESTMENTS
ING JPMorgan Mid Cap Value Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 95.7% (continued)

		Diversified Financial Services: 1.4%
44,300	@	E*Trade Financial Corp.	$1,195,214
18,700		T. Rowe Price Group, Inc.	1,462,527
			2,657,741
		Electric: 6.7%
46,600		American Electric Power Co., Inc.	1,585,332
63,300	L	DPL, Inc.	1,709,100
56,800		Energy East Corp.	1,380,240
21,100		FirstEnergy Corp.	1,031,790
43,300		Pacific Gas & Electric Co.	1,684,370
71,400		PPL Corp.	2,099,160
43,900		SCANA Corp.	1,722,636
78,200	L	Westar Energy, Inc.	1,627,342
			12,839,970
		Electrical Components & Equipment: 1.0%
43,900		Ametek, Inc.	1,973,744
			1,973,744
		Electronics: 0.7%
25,500		Amphenol Corp.	1,330,590
			1,330,590
		Environmental Control: 0.9%
42,300		Republic Services, Inc.	1,798,173
			1,798,173
		Food: 1.5%
39,150	@	Dean Foods Co.	1,520,195
111,200		Del Monte Foods Co.	1,318,832
			2,839,027
		Forest Products & Paper: 1.6%
56,100		MeadWestvaco Corp.	1,532,091
33,009	L	Rayonier, Inc.	1,504,880
			3,036,971
		Gas: 2.4%
51,000		AGL Resources, Inc.	1,838,550
43,000		Energen Corp.	1,505,000
64,000		UGI Corp.	1,348,480
			4,692,030
		Healthcare — Products: 0.6%
25,078	@, L	Henry Schein, Inc.	1,200,233
			1,200,233
		Healthcare — Services: 3.7%
29,800	@	Community Health Systems, Inc.	1,077,270
61,500	@	Coventry Health Care, Inc.	3,319,770
25,000	L	Manor Care, Inc.	1,108,750
30,100		Quest Diagnostics	1,544,130
			7,049,920
		Holding Companies — Diversified: 0.5%
14,000	L	Walter Industries, Inc.	932,680
			932,680

			PORTFOLIO OF INVESTMENTS
ING JPMorgan Mid Cap Value Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 95.7% (continued)

		Household Products/Wares: 2.1%
35,900		Clorox Co.	$2,148,615
23,200		Fortune Brands, Inc.	1,870,616
			4,019,231
		Insurance: 9.1%
91,900		Assurant, Inc.	4,526,075
43,761		Cincinnati Financial Corp.	1,841,025
45,400		Genworth Financial, Inc.	1,517,722
46,800	@@, L	IPC Holdings Ltd.	1,312,740
31,900		MGIC Investment Corp.	2,125,497
133,350		Old Republic International Corp.	2,909,697
29,300		Principal Financial Group	1,429,840
36,800		Safeco Corp.	1,847,728
			17,510,324
		Lodging: 1.4%
103,600	L	Hilton Hotels Corp.	2,637,656
			2,637,656
		Media: 4.1%
48,700	@	Cablevision Systems Corp.	1,300,290
46,800		Clear Channel Communications, Inc.	1,357,668
26,200		Gannett Co., Inc.	1,569,904
19,800		Knight-Ridder, Inc.	1,251,558
17,800	L	McClatchy Co.	869,530
1,890		Washington Post	1,468,058
			7,817,008
		Miscellaneous Manufacturing: 4.1%
29,400		Carlisle Cos., Inc.	2,404,920
27,300	@	Cooper Industries Ltd.	2,372,370
43,600		Crane Co.	1,788,036
15,900		Harsco Corp.	1,313,658
			7,878,984
		Office/Business Equipment: 0.9%
42,100		Pitney Bowes, Inc.	1,807,353
			1,807,353
		Oil & Gas: 2.4%
53,500	L	Devon Energy Corp.	3,272,595
18,437		Marathon Oil Corp.	1,404,346
			4,676,941
		Packaging & Containers: 1.2%
51,000	L	Ball Corp.	2,235,330
			2,235,330
		Pharmaceuticals: 0.7%
24,200		Omnicare, Inc.	1,330,758
			1,330,758
		Pipelines: 3.4%
35,000	L	Kinder Morgan, Inc.	3,219,650
19,600		Questar Corp.	1,372,980
88,000	L	Williams Cos., Inc.	1,882,320
			6,474,950

			PORTFOLIO OF INVESTMENTS
ING JPMorgan Mid Cap Value Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 95.7% (continued)

		Real Estate: 1.8%
59,700	@@, L	Brookfield Properties Co.	$2,038,755
29,400		Forest City Enterprises, Inc.	1,386,210
			3,424,965
		Real Estate Investment Trust: 1.8%
33,100		iStar Financial, Inc.	1,267,068
23,700	L	Vornado Realty Trust	2,275,200
			3,542,268
		Retail: 9.7%
67,700		Applebees International, Inc.	1,662,035
69,200	@, L	Autonation, Inc.	1,491,260
35,000	@	Autozone, Inc.	3,489,150
59,700		Family Dollar Stores, Inc.	1,588,020
27,076		Federated Department Stores	1,976,548
79,400		Limited Brands	1,942,124
52,900	L	Outback Steakhouse, Inc.	2,327,600
38,500		Tiffany & Co.	1,445,290
76,900		TJX Cos., Inc.	1,908,658
37,800	L	Tuesday Morning Corp.	872,802
			18,703,487
		Savings & Loans: 1.6%
44,500	L	Golden West Financial Corp.	3,021,550
			3,021,550
		Software: 1.0%
69,900		CA, Inc.	1,901,979
			1,901,979
		Telecommunications: 4.1%
52,400		Alltel Corp.	3,392,900
72,200	L	CenturyTel, Inc.	2,824,464
43,000		Telephone & Data Systems, Inc.	1,623,250
			7,840,614
		Transportation: 0.8%
29,600		Norfolk Southern Corp.	1,600,471
			1,600,471
		Total Common Stock
		(Cost $164,681,831)	183,797,938

Principal Amount			Value

SHORT TERM INVESTMENTS: 23.3%

		U.S. Government Agency Obligations: 4.0%
$7,718,000		Federal Home Loan Bank, 4.400%, due 04/03/06	$7,715,170

		Total U.S. Government Agency Obligations
		(Cost $7,715,170)	7,715,170

		Securities Lending Collateralcc: 19.3%
36,966,743		The Bank of New York Institutional Cash Reserves Fund	36,966,743

		Total Securities Lending Collateral
		(Cost $36,966,743)	36,966,743

		PORTFOLIO OF INVESTMENTS
ING JPMorgan Mid Cap Value Portfolio		as of March 31, 2006 (Unaudited)(continued)
			Value

SHORT TERM INVESTMENTS: 23.3% (continued)

	Total Short-Term Investments
	(Cost $44,681,913)		$44,681,913

	Total Investments in Securities
	(Cost $209,363,744)*	119.0%	$228,479,851
	Other Assets and Liabilities—Net	(19.0)	(36,442,358)
	Net Assets	100.0%	$192,037,493

@	Non-income producing security
@@	Foreign Issuer
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2006.

*	Cost for federal income tax purposes is $209,539,823.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation		$21,511,411
	Gross Unrealized Depreciation		(2,571,383)
	Net Unrealized Appreciation		$18,940,028

			PORTFOLIO OF INVESTMENTS
ING Lord Abbett U.S. Government Securities Portfolio			as of March 31, 2006 (Unaudited)
Principal Amount			Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 81.6%

		Federal Government Loan Mortgage Corporation: 16.8%
$1,350,000	W	5.500%, due 04/15/19	$1,341,141
329,752		5.500%, due 07/01/19	327,721
147,986		5.500%, due 01/01/21	147,071
604,281		5.500%, due 02/01/21	600,498
510,000		5.500%, due 03/01/21	506,808
1,680,000	W	5.500%, due 04/01/33	1,640,624
485,000		5.500%, due 03/01/36	473,734
259,724		7.000%, due 04/01/32	267,570
			5,305,167

		Federal Home Loan Mortgage Corporation: 1.5%
409,723		4.204%, due 01/01/34	399,266
65,000		6.500%, due 06/15/08	65,417
			464,683

		Federal National Mortgage Association: 63.3%
1,024,782		4.499%, due 12/01/34	1,003,167
410,000		4.740%, due 04/01/15	390,258
360,000		5.160%, due 04/01/15	351,778
5,384,576		5.500%, due 10/01/35	5,259,194
12,070,000	W	5.500%, due 04/15/36	11,783,338
460,704		6.000%, due 03/01/36	460,848
62,315		6.500%, due 07/01/32	63,731
202,752		6.500%, due 08/01/32	207,500
501,732		6.500%, due 04/01/33	512,566
			20,032,380
		Total U.S. Government Agency Obligations
		(Cost $26,022,515)	25,802,230

U.S. TREASURY OBLIGATIONS: 21.1%

		U.S. Treasury Bond: 3.7%
1,144,000		5.250%, due 02/15/29	1,175,014
			1,175,014

		U.S. Treasury Note: 17.4%
228,000		4.250%, due 08/15/13	219,361
728,000		4.375%, due 12/15/10	714,322
4,565,000		4.875%, due 02/15/12	4,573,564
			5,507,247

		Total U.S. Treasury Obligations
		(Cost $6,871,764)	6,682,261

		Total Long-Term Investments
		(Cost $32,894,279)	32,484,491

SHORT TERM INVESTMENTS: 28.5%

		U.S. Government Agency Obligations: 28.5%
4,000,000		Federal Farm Credit Bank, 4.600%, due 04/05/06	3,997,444
5,000,000		Federal Home Loan Bank, 4.610%, due 04/05/06	4,996,799
			8,994,243

		PORTFOLIO OF INVESTMENTS
ING Lord Abbett U.S. Government Securities Portfolio		as of March 31, 2006 (Unaudited)(continued)
			Value

SHORT TERM INVESTMENTS: 28.5% (continued)

	Total Short-Term Investments
	(Cost $8,994,243)		$8,994,243

	Total Investments in Securities
	(Cost $41,888,522)*	131.2%	$41,478,734
	Other Assets and Liabilities—Net	(31.2)	(9,860,749)
	Net Assets	100.0%	$31,617,985

W	When-issued or delayed delivery security.

*	Cost for federal income tax purposes is $41,905,636. Net unrealized depreciation consists of:
	Gross Unrealized Appreciation		$0
	Gross Unrealized Depreciation		(426,902)
	Net Unrealized Depreciation		$(426,902)

			PORTFOLIO OF INVESTMENTS
ING MFS Capital Opportunities Portfolio			as of March 31, 2006 (Unaudited)
Shares			Value

COMMON STOCK: 97.1%

		Advertising: 1.0%
26,140	@, L	Getty Images, Inc.	$1,957,363
			1,957,363
		Aerospace/Defense: 2.3%
27,970	L	Lockheed Martin Corp.	2,101,386
39,720		United Technologies Corp.	2,302,568
			4,403,954
		Agriculture: 1.5%
40,400		Altria Group, Inc.	2,862,744
			2,862,744
		Apparel: 1.9%
42,710		Nike, Inc.	3,634,621
			3,634,621
		Banks: 5.9%
70,404		Bank of America Corp.	3,206,198
94,610		Commerce BanCorp, Inc.	3,467,457
51,400	L	Investors Financial Services Corp.	2,409,118
31,350		PNC Financial Services Group, Inc.	2,110,169
			11,192,942
		Beverages: 0.7%
23,280		PepsiCo, Inc.	1,345,351
			1,345,351
		Biotechnology: 4.8%
45,610	@	Amgen, Inc.	3,318,128
29,590	@	Genzyme Corp.	1,989,040
44,860	@	Medimmune, Inc.	1,640,979
29,190	@	Millipore Corp.	2,132,621
			9,080,768
		Chemicals: 0.6%
21,760		Praxair, Inc.	1,200,064
			1,200,064
		Coal: 0.5%
13,560	L	Arch Coal, Inc.	1,029,746
			1,029,746
		Commercial Services: 1.9%
29,030		ITT Educational Services, Inc.	1,859,372
17,760	L	Strayer Education, Inc.	1,816,138
			3,675,510
		Computers: 2.9%
83,170	@	Dell, Inc.	2,475,139
145,790		EMC Corp.	1,987,118
22,160	@, L	Micros Systems, Inc.	1,020,911
64,800	@	Seagate Technology, Inc.	1
			5,483,169

			PORTFOLIO OF INVESTMENTS
ING MFS Capital Opportunities Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 97.1% (continued)

		Cosmetics/Personal Care: 1.2%
62,590		Estee Lauder Cos., Inc.	$2,327,722
			2,327,722
		Distribution/Wholesale: 1.0%
32,640	L	CDW Corp.	1,920,864
			1,920,864
		Diversified Financial Services: 5.7%
18,380	@, L	Affiliated Managers Group	1,959,492
41,340		American Express Co.	2,172,417
19,250		Franklin Resources, Inc.	1,814,120
74,830		JPMorgan Chase & Co.	3,115,921
34,700		SLM Corp.	1,802,318
			10,864,268
		Electric: 2.0%
30,830		Constellation Energy Group, Inc.	1,686,709
48,270	@, L	NRG Energy, Inc.	2,182,769
			3,869,478
		Food: 1.9%
12,048	@@	Nestle SA	3,558,814
			3,558,814
		Healthcare - Products: 8.5%
45,520	@, L	Advanced Medical Optics, Inc.	2,123,053
29,080	@, L	Gen-Probe, Inc.	1,602,890
115,160		Johnson & Johnson	6,819,775
45,880		Medtronic, Inc.	2,328,410
35,630		St. Jude Medical, Inc.	1,460,830
13,900	@, L	Ventana Medical Systems	580,603
16,810	@	Zimmer Holdings, Inc.	1,136,356
			16,051,917
		Insurance: 3.0%
900	@, L	Berkshire Hathaway, Inc.	2,710,800
69,280		St. Paul Cos.	2,895,211
			5,606,011
		Internet: 2.4%
148,426	@, L	Symantec Corp.	2,498,010
63,540	@, L	Yahoo!, Inc.	2,049,800
			4,547,810
		Media: 2.2%
57,860	@	Viacom, Inc.	2,244,968
67,430	L	Walt Disney Co.	1,880,623
			4,125,591
		Mining: 1.9%
91,900	@@	BHP Billiton Ltd. ADR	3,662,215
			3,662,215
		Miscellaneous Manufacturing: 3.2%
24,780		3M Co.	1,875,598
153,174	@@, L	Tyco International Ltd.	4,117,317
			5,992,915

			PORTFOLIO OF INVESTMENTS
ING MFS Capital Opportunities Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 97.1% (continued)

		Oil & Gas: 7.3%
22,440		Amerada Hess Corp.	$3,195,456
79,180		Exxon Mobil Corp.	4,818,895
49,387	@, L	Global Santa Fe Corp.	3,000,260
34,480	@, L	Noble Corp.	2,796,328
			13,810,939
		Oil & Gas Services: 1.0%
28,480	@, L	National-Oilwell, Inc.	1,826,138
			1,826,138
		Packaging & Containers: 1.7%
179,310	@	Owens-Illinois, Inc.	3,114,615
			3,114,615
		Pharmaceuticals: 7.6%
50,250		Eli Lilly & Co.	2,778,825
42,700	@, L	Endo Pharmaceuticals Holdings, Inc.	1,400,987
12,650	@@	Roche Holding AG	1,875,357
171,060		Wyeth	8,299,831
			14,355,000
		Retail: 8.0%
45,650		Advance Auto Parts	1,900,866
66,870	@, L	Carmax, Inc.	2,185,312
35,860		CVS Corp.	1,071,138
68,750	@, L	Kohl’s Corp.	3,644,438
89,030	L	Petsmart, Inc.	2,505,304
73,140	@, L	Urban Outfitters, Inc.	1,794,856
44,450		Wal-Mart Stores, Inc.	2,099,818
			15,201,732
		Semiconductors: 3.1%
194,840		Intel Corp.	3,770,154
6,160	@@, #	Samsung Electronics Co., Ltd. GDR	1,997,015
			5,767,169
		Software: 3.6%
886		CA, Inc.	24,108
37,520	@, L	Electronic Arts, Inc.	2,053,094
271,680	@	Oracle Corp.	3,719,299
29,930	@, @@	TomTom	1,056,352
			6,852,853
		Telecommunications: 6.2%
27,150	@, @@	Amdocs Ltd.	979,029
219,450	@	Cisco Systems, Inc.	4,755,482
142,360	@, L	Juniper Networks, Inc.	2,721,923
39,770	@, @@	Nice Systems Ltd. ADR	2,026,679
380,460	@, @@, L	Nortel Networks Corp.	1,160,403
			11,643,516
		Transportation: 1.6%
27,060		FedEx Corp.	3,056,155
			3,056,155

	PORTFOLIO OF INVESTMENTS
ING MFS Capital Opportunities Portfolio	as of March 31, 2006 (Unaudited)(continued)
Shares		Value

COMMON STOCK: 97.1% (continued)

	Total Common Stock
	(Cost $173,303,630)	$184,021,954

Principal Amount				Value

SHORT TERM INVESTMENTS: 22.5%

		Securities Lending Collateralcc: 22.5%
$42,657,242		The Bank of New York Institutional Cash Reserves Fund		$42,657,242

		Total Short-Term Investments:
		(Cost $42,657,242)		42,657,242

		Total Investments in Securities
		(Cost $215,960,872)*	119.6%	$226,679,196
		Other Assets and Liabilities—Net	(19.6)	(37,226,140)
		Net Assets	100.0%	$189,453,056

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2006.

	*	Cost for federal income tax purposes is $217,062,122.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$13,206,814
		Gross Unrealized Depreciation		(3,589,740)
		Net Unrealized Appreciation		$9,617,074

			PORTFOLIO OF INVESTMENTS
ING Neuberger Berman Partners Portfolio			as of March 31, 2006 (Unaudited)
Shares			Value

COMMON STOCK: 95.4%

		Auto Parts & Equipment: 1.2%
18,000		Johnson Controls, Inc.	$1,366,740
			1,366,740
		Banks: 1.5%
37,800		Bank of America Corp.	1,721,412
			1,721,412
		Building Materials: 1.6%
28,400	@@	Cemex SA de CV ADR	1,853,952
			1,853,952
		Coal: 4.3%
33,400		Arch Coal, Inc.	2,536,396
48,200		Peabody Energy Corp.	2,429,762
			4,966,158
		Commercial Services: 1.1%
32,800	@	Career Education Corp.	1,237,544
			1,237,544
		Computers: 2.3%
14,100		International Business Machines Corp.	1,162,827
34,000	@	Lexmark International, Inc.	1,542,920
			2,705,747
		Cosmetics/Personal Care: 0.6%
12,700		Colgate-Palmolive Co.	725,170
			725,170
		Diversified Financial Services: 6.2%
20,900		Citigroup, Inc.	987,107
54,000		Countrywide Financial Corp.	1,981,800
14,300		Goldman Sachs Group, Inc.	2,244,528
25,000		Merrill Lynch & Co., Inc.	1,969,000
			7,182,435
		Electric: 4.3%
28,300		Exelon Corp.	1,497,070
61,900	@	Mirant Corp.	1,547,500
42,700		TXU Corp.	1,911,252
			4,955,822
		Engineering & Construction: 1.3%
62,600	@@	Chicago Bridge & Iron Co. NV	1,502,400
			1,502,400
		Gas: 0.9%
22,800		Sempra Energy	1,059,288
			1,059,288

			PORTFOLIO OF INVESTMENTS
ING Neuberger Berman Partners Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 95.4% (continued)

		Healthcare — Products: 1.6%
79,400	@	Boston Scientific Corp.	$1,830,170
			1,830,170
		Healthcare — Services: 3.1%
38,400		Aetna, Inc.	1,886,976
21,600	@	WellPoint, Inc.	1,672,488
			3,559,464
		Home Builders: 11.2%
30,700		Centex Corp.	1,903,093
57,500		DR Horton, Inc.	1,910,150
28,500		KB Home	1,851,930
31,000		Lennar Corp.	1,871,780
2,200	@	NVR, Inc.	1,625,690
53,700		Pulte Homes, Inc.	2,063,154
51,200	@	Toll Brothers, Inc.	1,773,056
			12,998,853
		Home Furnishings: 1.0%
13,300		Whirlpool Corp.	1,216,551
			1,216,551
		Insurance: 5.9%
33,800		American International Group, Inc.	2,233,842
700	@	Berkshire Hathaway, Inc.	2,108,400
16,800		Hartford Financial Services Group, Inc.	1,353,240
25,400		PMI Group, Inc.	1,166,368
			6,861,850
		Internet: 2.3%
60,400	@, @@	Check Point Software Technologies	1,209,208
87,500	@	Symantec Corp.	1,472,625
			2,681,833
		Leisure Time: 1.6%
35,100		Harley-Davidson, Inc.	1,820,988
			1,820,988
		Machinery — Construction & Mining: 5.1%
25,100		Caterpillar, Inc.	1,802,431
38,400		Joy Global, Inc.	2,295,168
23,300	@	Terex Corp.	1,846,292
			5,943,891
		Mining: 1.9%
27,600		Phelps Dodge Corp.	2,222,628
			2,222,628
		Miscellaneous Manufacturing: 1.4%
46,000		General Electric Co.	1,599,880
			1,599,880
		Oil & Gas: 17.3%
12,800		Anadarko Petroleum Corp.	1,292,928
44,400	@@	Canadian Natural Resources Ltd.	2,459,316
17,200		ConocoPhillips	1,086,180
26,800	@	Denbury Resources, Inc.	848,756
14,500		EOG Resources, Inc.	1,044,000
35,800		Exxon Mobil Corp.	2,178,788

		PORTFOLIO OF INVESTMENTS
ING Neuberger Berman Partners Portfolio		as of March 31, 2006 (Unaudited)(continued)
Shares				Value

COMMON STOCK: 95.4% (continued)

19,000	@@	Petroleo Brasileiro SA ADR		$1,646,730
39,500	@	Quicksilver Resources, Inc.		1,527,070
49,200	@	Southwestern Energy Co.		1,583,748
30,900	@@	Talisman Energy, Inc.		1,643,262
28,400		Valero Energy Corp.		1,697,752
47,800	@, @@	Western Oil Sands, Inc.		1,325,494
39,700		XTO Energy, Inc.		1,729,729
				20,063,753
		Oil & Gas Services: 0.9%
16,900	@	National-Oilwell, Inc.		1,083,628
				1,083,628
		Pharmaceuticals: 4.0%
21,300	@	Caremark Rx, Inc.		1,047,534
70,600	@	NBTY, Inc.		1,589,912
19,800	@@	Shire Pharmaceuticals PLC ADR		920,502
27,600	@@	Teva Pharmaceutical Industries Ltd. ADR		1,136,568
				4,694,516
		Retail: 6.6%
18,500		Best Buy Co., Inc.		1,034,705
21,300		Federated Department Stores		1,554,900
46,300		Home Depot, Inc.		1,958,490
27,600		JC Penney Co., Inc.		1,667,316
61,400		TJX Cos., Inc.		1,523,948
				7,739,359
		Savings & Loans: 1.0%
87,400		Hudson City Bancorp, Inc.		1,161,546
				1,161,546
		Software: 2.6%
46,300		Microsoft Corp.		1,259,823
129,100	@	Oracle Corp.		1,767,379
				3,027,202
		Transportation: 2.6%
32,600	@@	Frontline Ltd.		1,077,035
21,600	@	General Maritime Corp.		720,144
31,130	@@	Ship Finance International Ltd.		534,191
20,100	@@	Teekay Shipping Corp.		745,107
				3,076,477
		Total Common Stock
		(Cost $109,630,394)		110,859,257

		Total Investments in Securities
		(Cost $109,630,394)*	95.4%	$110,859,257
		Other Assets and Liabilities—Net	4.6	5,370,421
		Net Assets	100.0%	$116,229,678

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt

	*	Cost for federal income tax purposes is $109,637,043.
		Net unrealized appreciation consists of:

PORTFOLIO OF INVESTMENTS
ING Neuberger Berman Partners Portfolio	as of March 31, 2006 (Unaudited)(continued)

Gross Unrealized Appreciation	$5,022,366
Gross Unrealized Depreciation	(3,800,152)
Net Unrealized Appreciation	$1,222,214

			PORTFOLIO OF INVESTMENTS
ING Neuberger Berman Regency Portfolio			as of March 31, 2006 (Unaudited)
Shares			Value

COMMON STOCK: 96.9%

		Auto Parts & Equipment: 1.6%
1,700		Johnson Controls, Inc.	$129,081
			129,081
		Beverages: 1.1%
3,700	@	Constellation Brands, Inc.	92,685
			92,685
		Coal: 4.3%
2,400		Arch Coal, Inc.	182,256
3,400		Peabody Energy Corp.	171,394
			353,650
		Commercial Services: 1.4%
3,000	@	Career Education Corp.	113,190
			113,190
		Computers: 1.3%
2,325	@	Lexmark International, Inc.	105,509
			105,509
		Diversified Financial Services: 3.1%
900		Bear Stearns Cos, Inc.	124,830
3,100		IndyMac Bancorp, Inc.	126,883
			251,713
		Electric: 6.7%
4,200		DPL, Inc.	113,400
2,100		Edison International	86,478
4,300	@	Mirant Corp.	107,500
2,200	@	NRG Energy, Inc.	99,484
3,100		TXU Corp.	138,756
			545,618
		Engineering & Construction: 1.5%
5,200	@@	Chicago Bridge & Iron Co. NV	124,800
			124,800
		Healthcare — Services: 3.0%
2,100	@	Coventry Health Care, Inc.	113,358
2,350	@	Triad Hospitals, Inc.	98,465
400	@	WellPoint, Inc.	30,972
			242,795
		Home Builders: 10.7%
900		Beazer Homes USA, Inc.	59,130
2,500		Centex Corp.	154,975
3,400	@	Hovnanian Enterprises, Inc.	149,362
1,500		KB Home	97,470
2,600		Lennar Corp.	156,988
150	@	NVR, Inc.	110,843
3,750		Pulte Homes, Inc.	144,075
			872,843

			PORTFOLIO OF INVESTMENTS
ING Neuberger Berman Regency Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 96.9% (continued)

		Home Furnishings: 1.5%
1,350		Whirlpool Corp.	$123,485
			123,485
		Household Products/Wares: 1.5%
3,800	@	Jarden Corp.	124,830
			124,830
		Insurance: 3.7%
700		AMBAC Financial Group, Inc.	55,720
3,900	@@	Endurance Specialty Holdings Ltd.	126,945
2,500		PMI Group, Inc.	114,800
			297,465
		Internet: 2.0%
4,700	@, @@	Check Point Software Technologies	94,094
2,800	@	McAfee, Inc.	68,124
			162,218
		Leisure Time: 1.5%
2,300		Harley-Davidson, Inc.	119,324
			119,324
		Machinery — Construction & Mining: 4.7%
3,400		Joy Global, Inc.	203,218
2,300	@	Terex Corp.	182,252
			385,470
		Machinery — Diversified: 1.9%
1,700		Manitowoc Co.	154,955
			154,955
		Metal Fabricate/Hardware: 1.2%
3,000		Timken Co.	96,810
			96,810
		Mining: 1.8%
1,800		Phelps Dodge Corp.	144,954
			144,954
		Miscellaneous Manufacturing: 2.7%
1,500		Eaton Corp.	109,455
2,600	@@	Ingersoll-Rand Co.	108,654
			218,109
		Oil & Gas: 11.2%
3,500	@@	Canadian Natural Resources Ltd.	193,865
3,400	@	Denbury Resources, Inc.	107,678
3,500	@	Quicksilver Resources, Inc.	135,310
3,500	@	Southwestern Energy Co.	112,665
900		Sunoco, Inc.	69,813
2,700	@@	Talisman Energy, Inc.	143,586
3,500		XTO Energy, Inc.	152,495
			915,412

			PORTFOLIO OF INVESTMENTS
ING Neuberger Berman Regency Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares				Value

COMMON STOCK: 96.9% (continued)

		Pharmaceuticals: 4.7%
6,400	@	NBTY, Inc.		$144,128
2,600		Omnicare, Inc.		142,974
2,100	@@	Shire Pharmaceuticals PLC ADR		97,629
				384,731
		Pipelines: 2.6%
2,100		National Fuel Gas Co.		68,712
6,600		Williams Cos., Inc.		141,174
				209,886
		Real Estate Investment Trusts: 3.9%
1,100		Colonial Properties Trust		55,143
2,200		Developers Diversified Realty Corp.		120,450
2,100		iStar Financial, Inc.		80,388
2,500		Trizec Properties, Inc.		64,325
				320,306
		Retail: 6.6%
3,200		Advance Auto Parts		133,248
1,900	@	Aeropostale, Inc.		57,304
2,700		Foot Locker, Inc.		64,476
4,800	@	HOT Topic, Inc.		69,600
3,300		Ross Stores, Inc.		96,327
4,600		TJX Cos., Inc.		114,172
				535,127
		Savings & Loans: 1.9%
11,500		Hudson City Bancorp, Inc.		152,835
				152,835
		Semiconductors: 1.2%
2,300	@	International Rectifier Corp.		95,289
				95,289
		Software: 2.4%
7,700	@	Activision, Inc.		106,183
4,900	@	Take-Two Interactive Software, Inc.		91,434
				197,617
		Telecommunications: 2.6%
8,400	@	Arris Group, Inc.		115,584
8,400	@	Avaya, Inc.		94,920
				210,504
		Transportation: 2.6%
2,000	@@	Frontline Ltd.		66,980
2,100	@	General Maritime Corp.		70,014
400		Overseas Shipholding Group		19,172
100	@@	Ship Finance International Ltd.		1,716
1,400	@@	Teekay Shipping Corp.		51,897
				209,779
		Total Common Stock
		(Cost $7,746,298)		7,890,990

		Total Investments in Securities
		(Cost $7,746,298)*	96.9%	$7,890,990
		Other Assets and Liabilities—Net	3.1	249,389
		Net Assets	100.0%	$8,140,379

PORTFOLIO OF INVESTMENTS
ING Neuberger Berman Regency Portfolio	as of March 31, 2006 (Unaudited)(continued)

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt

*	Cost for federal income tax purposes is $7,746,870.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$439,522
	Gross Unrealized Depreciation	(295,402)
	Net Unrealized Appreciation	$144,120

			PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Portfolio			as of March 31, 2006 (Unaudited)
Shares			Value

COMMON STOCK: 98.7%

		Australia: 0.3%
2,904,711		Macquarie Airports	$6,967,979
			6,967,979
		Barbados: 0.3%
81,000		Everest Re Group Ltd.	7,562,970
			7,562,970
		Bermuda: 0.9%
299,100		ACE Ltd	15,556,191
140,500	L	XL Capital Ltd	9,007,455
			24,563,646
		Brazil: 1.5%
362,700	L	Cia de Bebidas das Americas ADR	15,581,592
614,300	L	Empresa Brasileira de Aeronautica SA ADR	22,636,955
			38,218,547
		Canada: 1.7%
509,200	L	Husky Energy, Inc.	30,837,459
213,500	L	Manulife Financial Corp.	13,407,346
			44,244,805
		Denmark: 0.3%
108,900	L	Novo-Nordisk A/S	6,763,932
			6,763,932
		Finland: 0.6%
574,800	L	Fortum OYJ	14,455,917
35,975	L	Neste Oil Oyj	1,238,464
			15,694,381
		France: 5.8%
316,717	@	JC Decaux SA	8,554,703
309,918		LVMH Moet Hennessy Louis Vuitton SA	30,250,061
449,909		Sanofi-Synthelabo SA	42,604,107
183,004		Societe Generale	27,383,475
454,104		Technip SA	30,750,881
43,511		Total SA	11,454,853
			150,998,080
		Germany: 4.2%
175,768		Allianz AG	29,275,284
420,325		Bayerische Motoren Werke AG	23,119,556
133,703		SAP AG	28,993,825
300,536		Siemens AG	27,948,525
			109,337,190
		Hong Kong: 0.8%
5,129,000		Hong Kong & China Gas	12,378,674
912,000		Hutchison Whampoa International Ltd.	8,348,116
			20,726,790

			PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 98.7% (continued)

		India: 3.1%
3,637,784		Hindustan Lever Ltd.	$22,189,227
336,700	L	ICICI Bank Ltd. ADR	9,319,856
456,807		Infosys Technologies Ltd.	30,702,653
3,557,776		Zee Telefilms	19,091,384
			81,303,120
		Ireland: 0.4%
660,017		Anglo Irish Bank Corp. PLC	10,852,783
			10,852,783
		Italy: 0.2%
342,600	L	Bulgari SpA	4,107,316
			4,107,316
		Japan: 11.1%
134,400		Canon, Inc.	8,847,872
493,800		Chugai Pharmaceutical Co., Ltd.	8,925,868
307,300		Credit Saison Co., Ltd.	16,945,785
79,900		Fanuc Ltd	7,660,975
434,200		Hoya Corp.	17,441,183
319,000		JGC Corp.	6,272,950
356,000	L	Kao Corp.	9,343,702
4,871		KDDI Corp.	25,952,124
54,230		Keyence Corp.	14,044,783
76,200		Kyocera Corp.	6,700,250
319,200		Murata Manufacturing Co. Ltd	21,537,780
106,700		Nidec Corp.	8,708,137
70,000		Nintendo Co., Ltd.	10,427,412
4,025	@	Resona Holdings, Inc.	13,816,377
1,220,000		Shionogi & Co., Ltd.	19,959,530
632,000		Shiseido Co., Ltd.	11,720,677
731,600		Sony Corp.	33,620,858
470,100	L	Square Enix Co., Ltd.	12,122,480
214,400	L	Takeda Chemical Industries Ltd.	12,166,112
429,400		Toyota Motor Corp.	23,323,015
			289,537,870
		Mexico: 1.9%
1,859,100		Fomento Economico Mexicano SA de CV	17,117,732
2,571,300		Grupo Modelo SA	9,382,799
1,114,000	L	Grupo Televisa SA ADR	22,168,600
			48,669,131
		Netherlands: 2.2%
672,293		European Aeronautic Defense and Space Co.	28,204,188
881,977	L	Koninklijke Philips Electronics NV	29,645,600
			57,849,788
		Norway: 0.3%
919,900	L	Tandberg ASA	8,277,336
			8,277,336
		Portugal: 0.3%
2,288,354		Electricidade de Portugal SA	8,970,355
			8,970,355
		Singapore: 0.4%
3,864,800		Singapore Press Holdings Ltd.	10,740,781
			10,740,781

			PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 98.7% (continued)

		South Korea: 2.4%
152,260		Hyundai Heavy Industries	$13,271,694
41,037		Samsung Electronics Co., Ltd.	26,494,623
1,020,500	L	SK Telecom Co., Ltd. ADR	24,073,595
			63,839,912
		Spain: 0.7%
493,400		Inditex SA	19,018,100
			19,018,100
		Sweden: 4.7%
1,100,900		Hennes & Mauritz AB	40,071,759
544,449	L	Investor AB	9,858,354
19,264,700	L	Telefonaktiebolaget LM Ericsson	72,726,945
			122,657,058
		Switzerland: 3.1%
558,136		Credit Suisse Group	31,147,764
257,015		Novartis AG	14,225,842
199,850	L	Roche Holding AG	29,627,673
35,490	@	Syngenta AG	4,975,145
			79,976,424
		Taiwan: 0.6%
8,400,823		Taiwan Semiconductor Manufacturing Co., Ltd.	16,476,522
			16,476,522
		United Kingdom: 12.2%
718,754		3i Group PLC	11,701,402
326,600	L	BP PLC ADR	22,515,804
998,868		Burberry Group PLC	8,013,093
2,612,690		Cadbury Schweppes PLC	25,852,936
171,680		Diageo PLC	2,696,643
439,574		GUS PLC	8,036,661
1,512,246	L	HSBC Holdings PLC	25,282,510
1,088,923		Pearson PLC	15,024,426
1,933,019		Prudential PLC	22,320,884
1,305,236		Reckitt Benckiser PLC	45,737,476
1,177,802		Royal Bank of Scotland Group PLC	38,233,465
1,720,694		Smith & Nephew PLC	15,215,388
2,214,580		Tesco PLC	12,659,946
27,057,173		Vodafone Group PLC	56,354,882
710,668		WPP Group PLC	8,491,521
			318,137,037
		United States: 38.7%
347,600		3M Co.	26,309,844
407,400	@, L	Adobe Systems, Inc.	14,226,408
1,508,600	@	Advanced Micro Devices, Inc.	50,025,176
245,700	@, L	Affymetrix, Inc.	8,090,901
569,000	@, L	Altera Corp.	11,744,160
85,800		Altria Group, Inc.	6,079,788
183,300	@, L	Amazon.com, Inc.	6,692,283
284,400		American Express Co.	14,945,220
294,000	@	Amgen, Inc.	21,388,500
100,900	@, L	Atherogenics, Inc.	1,646,688
352,800		Automatic Data Processing, Inc.	16,115,904
389,200		Avon Products, Inc.	12,131,364

			PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 98.7% (continued)

4,640	@, L	Berkshire Hathaway, Inc.	$13,975,680
426,800	L	Biomet, Inc.	15,159,936
215,700		Boeing Co.	16,809,501
867,800	@, L	Boston Scientific Corp.	20,002,790
224,100		Burlington Resources, Inc.	20,597,031
512,200	L	Carnival Corp.	24,262,914
852,200		Cendant Corp.	14,785,670
267,000		ChevronTexaco Corp.	15,477,990
721,200	@	Cisco Systems, Inc.	15,628,404
129,900		Citigroup, Inc.	6,135,177
381,300	@	Coach, Inc.	13,185,354
156,900	@, L	Conor Medsystems, Inc.	4,612,860
1,136,100	@	Corning, Inc.	30,572,451
443,000	@, L	Cree, Inc.	14,534,830
888,200	@	eBay, Inc.	34,693,092
201,800		Emerson Electric Co.	16,876,534
138,100	@	Express Scripts, Inc.	12,138,990
82,200		First Data Corp.	3,848,604
144,600	@, L	Genentech, Inc.	12,220,146
347,200	@	Gilead Sciences, Inc.	21,602,784
420,100	@, L	Global Santa Fe Corp.	25,521,075
16,700		Guidant Corp.	1,303,602
148,600	@, L	ImClone Systems, Inc.	5,055,372
215,700		International Business Machines Corp.	17,788,779
488,400		International Game Technology	17,201,448
327,700	@, L	International Rectifier Corp.	13,576,611
405,200	@, L	Intuit, Inc.	21,552,588
106,600		Johnson & Johnson	6,312,852
496,000		JPMorgan Chase & Co.	20,653,440
420,800	@, L	Juniper Networks, Inc.	8,045,696
173,200		Lockheed Martin Corp.	13,012,516
143,500		Medtronic, Inc.	7,282,625
1,326,800		Microsoft Corp.	36,102,228
449,700		Morgan Stanley	28,250,154
170,700	@, L	Nektar Therapeutics	3,478,866
446,300		Northern Trust Corp.	23,430,750
189,900		Northrop Grumman Corp.	12,968,271
1,735,900	@	Novell, Inc.	13,331,712
66,100	@, L	Nuvelo, Inc.	1,177,902
424,500		Pfizer, Inc.	10,578,540
164,230		Procter & Gamble Co.	9,462,933
444,100		Qualcomm, Inc.	22,475,901
353,600		Quest Diagnostics	18,139,680
375,800		Raytheon Co.	17,226,672
4,370,639	@, L	Sirius Satellite Radio, Inc.	22,202,846
377,600	@, L	Starbucks Corp.	14,212,864
212,500	@, L	Theravance, Inc.	5,958,500
156,700		Tiffany & Co.	5,882,518
422,500	@, L	Transocean, Inc.	33,926,750
559,300		Wal-Mart Stores, Inc.	26,421,332
574,100		Walt Disney Co.	16,011,649
237,900		Wyeth	11,542,908
188,800	@, L	Yahoo!, Inc.	6,090,687
			1,012,697,241
		Total Common Stock
		(Cost $2,118,826,252)	2,578,189,094

			PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares				Value

PREFERRED STOCK: 0.5%

		Germany: 0.5%
14,821		Porsche AG		$14,112,912
				14,112,912

		Total Preferred Stock
		(Cost $9,785,706)		14,112,912

		Total Long-Term Investments
		(Cost $2,128,611,958)		2,592,302,006

Principal Amount				Value

SHORT TERM INVESTMENTS: 16.4%

			U.S. Government Agency Obligations: 0.3%
$7,893,000			Federal Home Loan Bank, 4.400%, due 04/03/06	$7,890,106

			Total U.S. Government Agency Obligations
			(Cost $7,891,071)	7,890,106

			Securities Lending Collateralcc: 16.1%
421,645,126			The Bank of New York Institutional Cash Reserves Fund	421,645,126

			Total Securities Lending Collateral
			(Cost $421,645,126)	421,645,126

			Total Short-Term Investments
			(Cost $429,536,197)	429,535,232

			Total Investments in Securities
		(Cost $2,558,148,155)*	115.6%	$3,021,837,238
		Other Assets and Liabilities—Net	(15.6)	(408,140,891)
		Net Assets	100.0%	$2,613,696,347

	@		Non-income producing security
	ADR		American Depositary Receipt
	cc		Securities purchased with cash collateral for securities loaned.
	L		Loaned security, a portion or all of the security is on loan at March 31, 2006.

	*		Cost for federal income tax purposes is $2,565,352,805.
			Net unrealized appreciation consists of:
			Gross Unrealized Appreciation	$486,548,156
			Gross Unrealized Depreciation	(30,063,723)
			Net Unrealized Appreciation	$456,484,433

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Portfolio	as of March 31, 2006 (Unaudited)(continued)

Percent of
Industry	Net Assets
Advertising	0.7%
Aerospace/Defense	4.2
Agriculture	0.2
Apparel	0.8
Auto Manufacturers	2.3
Banks	6.9
Beverages	1.7
Biotechnology	1.7
Chemicals	0.2
Commercial Services	0.6
Computers	0.7
Cosmetics/Personal Care	1.6
Diversified Financial Services	3.3
Electric	0.9
Electrical Components & Equipment	0.6
Electronics	3.7
Engineering & Construction	0.2
Entertainment	0.7
Federal Home Loan Bank	0.3
Food	1.5
Gas	0.5
Hand/Machine Tools	0.3
Healthcare - Products	2.5
Healthcare - Services	0.7
Holding Companies - Diversified	1.5
Home Furnishings	1.3
Household Products/Wares	2.6
Insurance	4.3
Internet	1.8
Investment Companies	0.6
Leisure Time	0.9
Media	4.0
Miscellaneous Manufacturing	2.1
Office/Business Equipment	0.3
Oil & Gas	6.2
Oil & Gas Services	1.2
Pharmaceuticals	8.0
Retail	4.5
Semiconductors	5.1
Shipbuilding	0.5
Software	6.8
Telecommunications	10.1
Toys/Games/Hobbies	0.4
Venture Capital	0.5
Securities Lending Collateral	16.1
Other Assets and Liabilities, Net	(15.6)
Net Assets	100.0%

			PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio			as of March 31, 2006 (Unaudited)
Shares			Value

COMMON STOCK: 2.3%

		Advertising: 0.0%
2,760	@@	PagesJaunes SA	$77,403
			77,403
		Agriculture: 0.1%
2,300		Archer-Daniels-Midland Co.	77,395
3,050	@@	British American Tobacco PLC	73,666
700	L	Reynolds America, Inc.	73,850
			224,911
		Auto Manufacturers: 0.0%
1,330	@@	DaimlerChrysler AG	76,216
9,620	L	Ford Motor Co.	76,575
			152,791
		Auto Parts & Equipment: 0.0%
12,360	@@	GKN PLC	71,094
			71,094
		Banks: 0.1%
800	@@	BNP Paribas	73,934
7,620	@@	Lloyds TSB Group PLC	72,740
1,050		PNC Financial Services Group, Inc.	70,676
520	@@	Societe Generale	77,809
			295,159
		Chemicals: 0.1%
1,130		Ashland, Inc.	80,320
1,460	L	Eastman Chemical Co.	74,723
8,630	@@	Nippon Kayaku Co., Ltd.	76,226
25,100	@@	Ube Industries Ltd.	73,789
			305,058
		Commercial Services:0.0%
14,190	@@	Aggreko PLC	77,633
7,570	@@	De La Rue PLC	73,008
			150,641
		Diversified Financial Services: 0.2%
550		Bear Stearns Cos, Inc.	76,285
1,370		CIT Group, Inc.	73,322
2,120	L	Countrywide Financial Corp.	77,804
2,880	@	E*Trade Financial Corp.	77,702
510	L	Goldman Sachs Group, Inc.	80,050
510	L	Lehman Brothers Holdings, Inc.	73,710
1,840	@@	Man Group PLC	78,506
950	L	Merrill Lynch & Co., Inc.	74,822
3,670	@@	Schroders PLC	75,532
1,140	@@	Takefuji Corp.	71,577
			759,309
		Electric: 0.1%
2,660	@, L	Duke Energy Corp.	77,539
670	@@	EON AG	73,530
2,020	@@	Suez SA	79,274
1,400		TXU Corp.	62,664
			293,007
		Engineering & Construction: 0.0%
5,270	@@	BAA PLC	75,790
1,380	@@	Hochtief AG	78,096
			153,886

			PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 2.3% (continued)

		Food: 0.1%
1,200	@@	Casino Guichard Perrachon SA	$83,598
2,800	@@	Suedzucker AG	72,399
			155,997
		Forest Products & Paper: 0.0%
2,620		Louisiana-Pacific Corp.	71,264
			71,264
		Home Builders: 0.1%
4,080	@@	Barratt Developments PLC	74,640
1,090		Centex Corp.	67,569
2,290	L	DR Horton, Inc.	76,074
1,110		KB Home	72,128
1,250	L	Lennar Corp.	75,475
3,020	@@	Persimmon PLC	69,371
10,160	@@	Taylor Woodrow PLC	71,027
			506,284
		Insurance: 0.1%
1,840		AON Corp.	76,378
770		Chubb Corp.	73,489
770	@@	CNP Assurances	77,561
910		Hartford Financial Services Group, Inc.	73,301
1,250		Jefferson-Pilot Corp.	69,925
1,330		Lincoln National Corp.	72,605
980		Prudential Financial, Inc.	74,294
			517,553
		Investment Companies: 0.3%
5,710	L	Energy Select Sector SPDR Fund	310,224
9,470	L	Financial Select Sector SPDR Fund	308,249
9,440	L	Utilities Select Sector SPDR Fund	291,413
			909,886
		Iron/Steel: 0.2%
1,350		Allegheny Technologies, Inc.	82,593
2,020	@@	Arcelor	79,362
1,990	@@	JFE Holdings, Inc.	80,281
19,000	@@	Kobe Steel Ltd.	72,075
18,548	@@	Nippon Steel Corp.	71,771
830		Nucor Corp.	86,976
16,670	@@	Sumitomo Metal Industries Ltd.	71,408
2,930	@@	ThyssenKrupp AG	84,428
1,280	L	United States Steel Corp.	77,670
			706,564
		Leisure Time: 0.0%
3,750	@@, L	TUI AG	73,348
			73,348
		Machinery - Construction & Mining: 0.0%
990	L	Caterpillar, Inc.	71,092
4,010	@@	Komatsu Ltd.	76,293
			147,385
		Machinery - Diversified: 0.1%
860	@, @@	Alstom RGPT	71,660
7,850	@@	Amada Co., Ltd.	85,645
680		Cummins, Inc.	71,468
7,560	@@	Kubota Corp.	81,421
1,170	@@	MAN AG	81,207
			391,401

			PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 2.3% (continued)

		Mining: 0.1%
1,980	@@	Anglo American PLC	$76,570
1,380		Freeport-McMoRan Copper & Gold, Inc.	82,483
1,040	L	Phelps Dodge Corp.	83,751
			242,804

		Oil & Gas: 0.2%
750		Anadarko Petroleum Corp.	75,758
810		Burlington Resources, Inc.	74,447
1,180	L	ConocoPhillips	74,517
1,022		Marathon Oil Corp.	77,846
780		Occidental Petroleum Corp.	72,267
6,480	@@	Showa Shell Sekiyu KK	73,331
7,000	@@	TonenGeneral Sekiyu KK	71,056
1,300		Valero Energy Corp.	77,714
			596,936

		Pharmaceuticals: 0.0%
840	@, L	Express Scripts, Inc.	73,836
			73,836

		Pipelines: 0.0%
7,900	L	El Paso Corp.	95,195
			95,195

		Real Estate: 0.0%
3,620	@@	Hammerson PLC	77,654
2,260	@@	Land Securities Group PLC	75,493
			153,147

		Real Estate Investment Trust: 0.1%
590	@@	Gecina SA	78,108
7	@@	Nippon Building Fund, Inc.	64,562
450	@@	Unibail	80,998
			223,668

		Savings & Loans: 0.0%
1,770	L	Washington Mutual, Inc.	75,439
			75,439

		Semiconductors: 0.1%
1,790	@	Advanced Micro Devices, Inc.	59,356
1,515	@	Broadcom Corp.	65,387
1,510	@, L	Nvidia Corp.	86,463
			211,206

		Software: 0.1%
2,740	L	CA, Inc.	74,555
7,770	@, L	Novell, Inc.	59,674
1,590	@@	Oracle Corp. Japan	79,461
			213,690

		Telecommunications: 0.1%
6,590	@, L	Avaya, Inc.	74,467
4,680	@@	Deutsche Telekom AG	78,674
4,990	@	Tellabs, Inc.	79,341
			232,482
		Transportation: 0.1%
940	L	Burlington Northern Santa Fe Corp.	78,330
11,790	@@, L	Kawasaki Kisen Kaisha Ltd.	69,403
1,430		Norfolk Southern Corp.	77,320
			225,053

		Water: 0.0%
6,180	@@	United Utilities PLC	73,705
			73,705

		Total Common Stock
		(Cost $7,389,302)	8,380,102

			PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares			Value

PREFERRED STOCK: 0.3%

		Auto Manufacturers: 0.0%
1,440	@@	Volkswagen AG	$78,454
			78,454
		Diversified Financial Services: 0.1%
5,400	C	Chevy Chase Preferred Capital Corp.	288,900
			288,900
		Electric: 0.0%
940	@@	RWE AG	73,297
			73,297
		Media: 0.1%
16	@, C	Paxson Communications Corp.	139,640
			139,640
		Savings & Loans: 0.1%
18,450	C	Chevy Chase Bank FSB	483,482
			483,482
		Total Preferred Stock
		(Cost $1,084,631)	1,063,773

Principal Amount			Value

EQUITY LINKED SECURITIES 8.2%

RUR 200,000,000	@@	Barclays RUB Treasury Bill, 6.250%, due 08/18/08	$6,268,629
ARS 170000	@@	Citigroup ARG Credit Linked Note, 0.000%, due 05/21/08	147,323
COP 410,000,000	@@	Citigroup COP Credit Linked Note, 11.000%, due 07/24/20	236,416
DOP 8,200,000	@@	Citigroup DOP Credit Linked Note, 17.000%, due 03/12/07	255,325
DOP 2,260,000	@@	Citigroup DOP Treasury Bill, 12.440%, due 04/27/06	69,002
DOP 6,660,000	@@	Citigroup DOP Treasury Bill, 12.630%, due 05/02/06	202,960
DOP 9,500,000	@@	Citigroup DOP Treasury Bill, 13.960%, due 07/07/06	282,037
DOP 7,210,000	@@	Citigroup DOP Treasury Bill, 14.290%, due 05/12/06	218,545
EGP 1,300,000	@@	Citigroup EGP Credit Linked Note, 8.500%, due 02/16/08	227,404
EGP 1,760,000	@@	Citigroup EGP Credit Linked Note, 8.600%, due 08/17/06	296,482
UAH 400,000	@@	CSFB UAH Credit Linked Note - Series E, 11.940%, due 12/30/09	89,442
UAH 4,600,000	@@	CSFB UAH Credit Linked Note - Series F, 11.940%, due 12/30/09	1,028,588
ARS 1,090,000	@@	Deutsche Bank ARG Treasury Bill, 0.000%, due 12/21/11	854,312
BRL 595,000	@@	Deutsche Bank BRL Credit Linked Note, 0.000%, due 08/15/10	384,280
EGP 2,650,000	@@	Deutsche Bank EGP Treasury Bill, 8.830%, due 12/12/06	434,512
$157,867	@@	Deutsche Bank IDR Credit Linked Note, (1.840)%, due 06/22/13	180,410
KZT 74,290,000	@@	Deutsche Bank KZT Treasury Bill, 7.250%, due 03/20/09	581,418
RUR 387,000	@@	Deutsche Bank Moscow Treasury Bill, 0.000%, due 03/30/10	15,635
NGN 26,000,000	@@	Deutsche Bank NGN Credit Linked Note, (4.030)%, due 01/27/09	227,639
NGN 19,500,000	@@	Deutsche Bank NGN Credit Linked Note, (1.670)%, due 02/24/09	159,774
$10,000,000	@@	Deutsche Bank Volga Credit Linked Note, 0.000%, due 04/02/08	10,040,000
UAH 1,440,000	@@	FIB UAH Credit Linked Note, 11.940%, due 12/30/09	321,993
EUR 1,750,000	@@	Italy Campania Treasury Bill, (0.150)%, due 07/30/10	2,110,138
ARS 1,565,000	@@	J.P. Morgan ARG Credit Linked Note, 5.350%, due 11/30/12	355,842
BRL 679,800	@@	J.P. Morgan BRL Credit Linked Note, 0.250%, due 01/02/15	99,940
BRL 2,430,000	@@	J.P. Morgan BRL Credit Linked Note, 21.920%, due 06/01/13	431,471
BRL 1,480,000	@@	J.P. Morgan BRL Credit Linked Note, 24.010%, due 01/02/15	217,580
COP 6,500,000,000	@@	J.P. Morgan COP Credit Linked Note, 10.570%, due 01/05/15	1,174,038
PEN 1,360,000	@@	J.P. Morgan PEN Credit Linked Note, 15.110%, due 09/02/15	165,277
$505,000	@@	J.P. Morgan SWAZ Credit Linked Note, 0.000%, due 06/20/10	481,922
BRL 1,500,000	@@	Morgan Stanley BRL Credit Linked Note, 15.450%, due 01/02/14	753,842
$290,000	@@	Morgan Stanley PHP Credit Linked Note, 0.000%, due 09/20/15	311,692
UAH 300,000	@@	Salomon Bros. UAH Credit Linked Note, 11.940%, due 01/02/10	65,794
TRY 260,000	@@	Turkey Credit Linked Note, 0.000%, due 07/05/06	187,078
$710,000	@@	UBS Eximuk Credit Linked Note, 8.400%, due 02/09/16	722,068
UAH 1,800,000	@@	Ukraine Treasury Bill, 5.592%, due 05/16/07	350,015

		Total Equity Linked Securities
		(Cost $29,929,897)	29,948,823

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2006 (Unaudited)(continued)

OPTIONS: 0.1%

Principal Amount			Value
MXN 2,280,000		MXN Call Swaption, Strike Price 11.40, expires 10/12/06	$2,892
MXN 2,280,000		MXN Put Swaption, Strike Price 11.40, expires 10/12/06	8,986
BRL 4,500,000		BRL Put Swaption, Strike Price 2.3635, expires 02/29/08	45,810
BRL 4,480,000	I	BRL Put Swaption, Strike Price 2.3505, expires 11/15/08	23,749
JPY 1,842,000,000	I	JPY Put Swaption, Strike Price 119, expires 12/23/15	145,186

		Total Purchased Options
		(Cost $218,944)	226,623

Principal Amount			Value

CORPORATE BONDS/NOTES: 32.5%

		Advertising: 0.8%
$378,000	C, L	Lamar Media Corp., 6.625%, due 08/15/15	$378,000
300,000	C	RH Donnelley Corp., 6.875%, due 01/15/13	282,000
310,000	#, C	RH Donnelley Corp., 6.875%, due 01/15/13	291,400
565,000	#, C, L	RH Donnelley Corp., 6.875%, due 01/15/13	531,100
825,000	#, C	RH Donnelley Corp., 8.875%, due 01/15/16	862,125
300,000	C	Vertis, Inc., 9.750%, due 04/01/09	309,000
200,000	C, L	Vertis, Inc., 10.875%, due 06/15/09	197,500
			2,851,125
		Aerospace/Defense: 0.5%
175,000	C	Alliant Techsystems, Inc., 6.750%, due 04/01/16	177,625
340,000	C, L	DRS Technologies, Inc., 6.625%, due 02/01/16	340,000
60,000	C, L	DRS Technologies, Inc., 7.625%, due 02/01/18	62,100
50,000	C	L-3 Communications Corp., 5.875%, due 01/15/15	47,875
100,000	C	L-3 Communications Corp., 6.125%, due 01/15/14	97,750
525,000	C, L	L-3 Communications Corp., 6.375%, due 10/15/15	519,750
300,000	C	L-3 Communications Corp., 7.625%, due 06/15/12	311,250
400,000	C	TransDigm, Inc., 8.375%, due 07/15/11	420,000
			1,976,350
		Agriculture: 0.1%
200,000	C	Hines Nurseries, Inc., 10.250%, due 10/01/11	196,500
			196,500
		Apparel: 0.2%
185,000	C, L	Levi Strauss & Co., 9.280%, due 04/01/12	192,400
272,000	C, L	Levi Strauss & Co., 9.750%, due 01/15/15	287,640
225,000	C, L	Quiksilver, Inc., 6.875%, due 04/15/15	219,938
200,000	C	Russell Corp., 9.250%, due 05/01/10	208,500
			908,478
		Auto Manufacturers: 0.0%
100,000	L	Ford Motor Co., 7.450%, due 07/16/31	74,750
100,000	C, L	General Motors Corp., 8.375%, due 07/15/33	73,750
			148,500
		Auto Parts & Equipment: 0.5%
500,000	C, L	Goodyear Tire & Rubber Co., 7.857%, due 08/15/11	491,250
270,000	C, L, W	Goodyear Tire & Rubber Co., 9.000%, due 07/01/15	275,400
550,000	C, L	Tenneco, Inc., 8.625%, due 11/15/14	552,750
50,000	C, L	Visteon Corp., 7.000%, due 03/10/14	38,750
500,000	C, L	Visteon Corp., 8.250%, due 08/01/10	415,000
			1,773,150
		Banks: 1.3%
930,000	@@, #	Banco BMG SA, 9.150%, due 01/15/16	955,575
730,000	@@, #	Bank of Moscow, 7.375%, due 11/26/10	762,850
290,000	@@	HSBC Bank PLC, 9.420%, due 07/08/09	220,928
920,000	@@	HSBC Bank PLC, 11.570%, due 01/12/10	607,724

			PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio			as of March 31, 2006 (Unaudited)(continued)
Principal Amount			Value

CORPORATE BONDS/NOTES: 32.5% (continued)

$290,000	@@	HSBC Bank PLC, 13.670%, due 03/09/09	$205,981
830,000	@@, C	UBS Luxembourg SA for Sberbank, 6.230%, due 02/11/15	831,328
1,020,000	@@, #	VTB Capital SA, 6.250%, due 06/30/35	1,016,175
			4,600,561
		Beverages: 0.0%
90,000	@@, #	Argentine Beverages Financial Trust, 7.375%, due 03/22/12	89,550
			89,550
		Building Materials: 0.2%
200,000	C, W	Goodman Global Holding Co., Inc., 7.875%, due 12/15/12	198,500
350,000	C, L	Nortek Inc., 8.500%, due 09/01/14	357,875
135,000	+, C	NTK Holdings, Inc., 3.930%, due 03/01/14	99,225
			655,600
		Chemicals: 0.7%
50,000	C	Equistar Chemicals LP, 8.750%, due 02/15/09	52,000
890,000	#, C, L	Huntsman International LLC, 8.125%, due 01/01/15	903,350
550,000	@@, #, C, L	Ineos Group Holdings PLC, 8.500%, due 02/15/16	525,250
50,000	C, W	Innophos, Inc., 8.875%, due 08/15/14	52,250
700,000	C	Lyondell Chemical Co., 9.625%, due 05/01/07	726,250
75,000	C, L	Lyondell Chemical Co., 10.500%, due 06/01/13	83,438
185,000	#, C, L	Tronox Worldwide LLC, 9.500%, due 12/01/12	195,175
			2,537,713
		Coal: 0.2%
400,000	C, L	Foundation PA Coal Co., 7.250%, due 08/01/14	408,000
90,000	#, C, L	Massey Energy Co., 6.875%, due 12/15/13	88,650
400,000	C	Peabody Energy Corp., 6.875%, due 03/15/13	408,000
			904,650
		Commercial Services: 0.8%
400,000	C	Alderwoods Group, Inc., 7.750%, due 09/15/12	413,000
400,000	C	Cenveo Corp., 7.875%, due 12/01/13	393,000
85,000	C, S	Corrections Corp. of America, 6.250%, due 03/15/13	84,044
110,000	C	DI Finance/DynCorp International, 9.500%, due 02/15/13	114,950
370,000	#, C, L	Hertz Corp., 8.875%, due 01/01/14	385,725
140,000	#, C, L	Hertz Corp., 10.500%, due 01/01/16	152,600
200,000	C	Iron Mountain, Inc., 7.750%, due 01/15/15	202,500
85,000	@@, #, C, L	Quebecor World Capital Corp., 8.750%, due 03/15/16	83,324
100,000	C	Rent-A-Center, Inc., 7.500%, due 05/01/10	100,500
200,000	C	Standard Parking Corp., 9.250%, due 03/15/08	197,000
900,000	C, L	United Rentals North America, Inc., 7.000%, due 02/15/14	870,750
			2,997,393
		Computers: 0.2%
235,000	#, C, L	Sungard Data Systems, Inc., 9.125%, due 08/15/13	249,688
555,000	#, C, L	Sungard Data Systems, Inc., 10.250%, due 08/15/15	586,912
			836,600
		Cosmetics/Personal Care: 0.1%
275,000	C	Elizabeth Arden, Inc., 7.750%, due 01/15/14	283,250
			283,250
		Distribution/Wholesale: 0.1%
185,000	#, C	SGS International, Inc., 12.000%, due 12/15/13	191,013
			191,013
		Diversified Financial Services: 7.2%
EUR 250,000	@@, #	Aiolos Ltd., 7.188%, due 04/08/09	301,932
200,000	C	Alamosa Delaware, Inc., 8.500%, due 01/31/12	216,500
EUR 250,000	@@, #	Aries Vermoegensverwaltungs GmbH, 7.750%, due 10/25/09	338,479
400,000	#, C	Atlantic & Western Re Ltd., 14.720%, due 11/15/10	391,984
410,000	@@, #	Autopistas del Nordeste Cayman Ltd., 9.390%, due 01/15/26	414,100
250,000	#	Cascadia Ltd., 7.985%, due 06/13/08	251,130
270,000	#, C, L	CCM Merger, Inc., 8.000%, due 08/01/13	270,000
300,000	@@, #	Champlain Ltd., 17.296%, due 01/07/09	298,500
400,000	@@, C	Cloverie PLC, 8.741%, due 12/20/10	400,560

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2006 (Unaudited)(continued)

Principal Amount			Value

CORPORATE BONDS/NOTES: 32.5% (continued)

$60,000	+, C, L	Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp., 2.940%, due 10/01/14	$46,800
700,000	C, S, L	Crystal US Holdings Corp., 9.625%, due 06/15/14	778,750
8,118,530	#, L	Dow Jones CDX HY, 8.250%, due 06/29/10	8,250,456
4,055,000	#	Dow Jones CDX HY, 8.625%, due 06/29/11	4,034,725
40,550	#, L	Dow Jones CDX HY, 8.750%, due 12/29/10	41,919
254,000	C	E*Trade Financial Corp., 7.375%, due 09/15/13	260,350
150,000	C	E*Trade Financial Corp., 8.000%, due 06/15/11	156,563
500,000		Ford Motor Credit Co., 5.625%, due 10/01/08	457,504
980,000		Ford Motor Credit Co., 7.375%, due 10/28/09	922,032
250,000	S	General Motors Acceptance Corp., 6.875%, due 09/15/11	233,277
300,000		General Motors Acceptance Corp., 7.250%, due 03/02/11	284,579
700,000	S	General Motors Acceptance Corp., 8.000%, due 11/01/31	663,303
250,000	@@, #	Helix 04 Ltd., 9.930%, due 06/30/09	248,220
50,000		Milacron Escrow Corp., 11.500%, due 05/15/11	46,000
455,000	@@, #, C, L	National Gas Co. of Trinidad and Tobago Ltd., 6.050%, due 01/15/36	438,144
1,572,869	@@, #, C	Petroleum Export Ltd/Cayman SPV, 5.265%, due 06/15/11	1,538,540
250,000	@@, #	Pioneer 2002 Ltd., 9.241%, due 06/15/06	251,050
250,000	@@, #	Pioneer 2002 Ltd., 10.491%, due 06/15/06	250,350
400,000	@@, #	Rainbow National Services LLC, 8.750%, due 09/01/12	428,000
RUR 8,180,000	@@, X	Red Arrow International Leasing PLC, 11.000%, due 06/30/12	302,791
RUR 10,910,000	@@, X	Red Arrow International Leasing PLC, 8.375%, due 06/30/12	398,613
500,000	@@, #	Redwood Capital V Ltd., 8.700%, due 01/09/07	490,555
785,000	+, X	Tiers Trust/United States, 1.190%, due 06/15/97	264,937
1,707,317	#, L	TRAINS, 7.651%, due 06/15/15	1,729,293
190,000	C	Universal City Development Partners, 11.750%, due 04/01/10	210,425
700,000	+, C, L	Vanguard Health Holding Co. I LLC, 3.270%, due 10/01/15	514,500
			26,124,861
		Electric: 1.5%
75,000	C, S	AES Corp., 7.750%, due 03/01/14	79,125
600,000	#, C	AES Corp., 8.750%, due 05/15/13	651,000
200,000	C, L	CMS Energy Corp., 7.500%, due 01/15/09	206,750
BRL 475,000	@@, #	Electropaulo Metropolitana de Sao Paulo SA, 19.125%, due 06/28/10	244,546
47,519	#, C	FPL Energy National Wind, 5.608%, due 03/10/24	45,768
28,257	#, C	FPL Energy National Wind, 6.125%, due 03/25/19	27,528
740,000	C	Midwest Generation LLC, 8.750%, due 05/01/34	804,750
600,000	C	Mirant Americas Generation LLC, 8.300%, due 05/01/11	624,000
100,000	C	Mirant Americas Generation LLC, 8.500%, due 10/01/21	102,250
200,000	C	Mirant Americas Generation LLC, 9.125%, due 05/01/31	214,000
660,000	@@	National Power Corp., 9.625%, due 05/15/28	734,654
50,000	C, L	NRG Energy, Inc., 7.250%, due 02/01/14	50,937
825,000	C	NRG Energy, Inc., 7.375%, due 02/01/16	844,594
160,000	C	Reliant Resources, Inc., 9.500%, due 07/15/13	161,000
607,000	#, C	Sierra Pacific Resources, 6.750%, due 08/15/17	612,311
			5,403,213
		Electronics: 0.3%
579,000	@@, C, L	Flextronics International Ltd, 6.250%, due 11/15/14	570,315
45,000	C, L	Sanmina-SCI Corp., 6.750%, due 03/01/13	43,088
215,000	C	Sanmina-SCI Corp., 8.125%, due 03/01/16	218,225
120,000	@@, #, C, L	Solectron Corp., 8.000%, due 03/15/16	120,900
200,000	C	Stoneridge, Inc., 11.500%, due 05/01/12	182,000
			1,134,528
		Entertainment: 1.7%
100,000	C	AMC Entertainment, Inc., 9.500%, due 02/01/11	97,750
390,000	C, L	AMC Entertainment, Inc., 9.875%, due 02/01/12	386,100
400,000	C	American Casino and Entertainment, 7.850%, due 02/01/12	412,000
800,000	C, L	Cinemark USA, Inc., 9.000%, due 02/01/13	854,000
280,000	#, C	Greektown Holdings, 10.750%, due 12/01/13	289,800
600,000	C, L	Isle of Capri Casinos, Inc., 7.000%, due 03/01/14	595,500
40,000	C	Mohegan Tribal Gaming Authority, 6.125%, due 02/15/13	39,650
360,000	C	Mohegan Tribal Gaming Authority, 6.875%, due 02/15/15	359,550
200,000	C	Mohegan Tribal Gaming Authority, 8.000%, due 04/01/12	210,500
40,000	C	Penn National Gaming, Inc., 6.750%, due 03/01/15	40,200
150,000	C, L	Penn National Gaming, Inc., 6.875%, due 12/01/11	153,375
800,000	C	Pinnacle Entertainment, Inc., 8.250%, due 03/15/12	842,000
160,000	C, L	Six Flags Theme Parks, Inc., 8.875%, due 02/01/10	160,200

			PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio			as of March 31, 2006 (Unaudited)(continued)
Principal Amount			Value

CORPORATE BONDS/NOTES: 32.5% (continued)

$50,000	C	Six Flags Theme Parks, Inc., 9.625%, due 06/01/14	$50,625
350,000	C	Six Flags Theme Parks, Inc., 9.750%, due 04/15/13	354,375
250,000	#, C	Steinway Musical Instruments, 7.000%, due 03/01/14	251,250
350,000	C	Vail Resorts, Inc., 6.750%, due 02/15/14	347,375
800,000	+, C	WMG Holdings Corp., 3.470%, due 12/15/14	593,000
			6,037,250
		Environmental Control: 0.3%
150,000	C, L	Allied Waste North America, Inc., 7.250%, due 03/15/15	153,750
500,000	C, L	Allied Waste North America, Inc., 7.375%, due 04/15/14	497,500
450,000	C	Allied Waste North America, Inc., 8.875%, due 04/01/08	474,750
			1,126,000
		Food: 0.2%
35,000	C	Del Monte Corp., 6.750%, due 02/15/15	34,300
160,000	C, S	Del Monte Corp., 8.625%, due 12/15/12	169,800
195,000	C, W	Doane Pet Care Co., 10.625%, due 11/15/15	207,675
350,000	C	Doane Pet Care Co., 10.750%, due 03/01/10	380,625
			792,400
		Forest Products & Paper: 0.3%
200,000	@@, C, L	Abitibi-Consolidated, Inc., 8.375%, due 04/01/15	196,000
100,000	@@, C, L	Abitibi-Consolidated, Inc., 8.550%, due 08/01/10	101,000
105,000	C	Boise Cascade LLC, 7.125%, due 10/15/14	101,587
200,000	@@, C	Catalyst Paper Corp., 8.625%, due 06/15/11	202,000
100,000	@@, C	Domtar, Inc., 7.125%, due 08/15/15	89,000
250,000	C	Inland Fiber Group LLC, 9.625%, due 11/15/07	162,500
60,000	C	Mercer International, Inc.-Sbi, 9.250%, due 02/15/13	53,700
100,000	@@, C	Norske Skog Canada Ltd., 7.375%, due 03/01/14	95,000
			1,000,787
		Healthcare — Products: 0.2%
105,000		Fresenius Medical Care Capital Trust, 7.875%, due 06/15/11	111,825
200,000	C	Inverness Medical Innovations, Inc., 8.750%, due 02/15/12	198,000
400,000	C, L	MedQuest, Inc., 11.875%, due 08/15/12	304,000
			613,825
		Healthcare — Services: 1.1%
85,000	C, L	DaVita, Inc., 6.625%, due 03/15/13	85,213
770,000	C, L	DaVita, Inc., 7.250%, due 03/15/15	777,700
100,000	C, L	Genesis HealthCare Corp., 8.000%, due 10/15/13	106,250
381,000	C	HCA, Inc., 6.300%, due 10/01/12	373,777
579,000	C, L	HCA, Inc., 6.375%, due 01/15/15	566,421
400,000	C	HCA, Inc., 8.750%, due 09/01/10	435,865
90,000	C	Psychiatric Solutions, Inc., 7.750%, due 07/15/15	92,025
385,000	C, L	Select Medical Corp., 7.625%, due 02/01/15	349,388
200,000	C, L	Tenet Healthcare Corp., 6.375%, due 12/01/11	181,500
618,000	C, L	Tenet Healthcare Corp., 9.875%, due 07/01/14	628,815
215,000	C, L	Triad Hospitals, Inc., 7.000%, due 11/15/13	212,850
55,000	C	US Oncology, Inc., 9.000%, due 08/15/12	57,200
			3,867,004
		Holding Companies — Diversified: 0.5%
65,000	@@, C	JSG Funding PLC, 7.750%, due 04/01/15	61,425
300,000	+, C, L	Marquee Holdings, Inc., 5.110%, due 08/15/14	196,500
1,055,000	@@, #, C, L	Nell AF SARL, 8.375%, due 08/15/15	1,052,362
400,000	@@, C	Stena AB, 7.500%, due 11/01/13	397,000
			1,707,287
		Home Builders: 0.2%
300,000	C	Beazer Homes USA, Inc., 8.375%, due 04/15/12	313,125
50,000	C, L	K Hovnanian Enterprises, Inc., 7.750%, due 05/15/13	49,250
50,000	C, L	Standard-Pacific Corp., 7.750%, due 03/15/13	49,062
200,000	C	William Lyon Homes, Inc., 10.750%, due 04/01/13	202,500
			613,937
		Home Furnishings: 0.0%
68,000	C	Sealy Mattress Co., 8.250%, due 06/15/14	71,400
			71,400

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2006 (Unaudited)(continued)

Principal Amount			Value

CORPORATE BONDS/NOTES: 32.5% (continued)

		Household Products/Wares: 0.1%
$50,000	C, L	Church & Dwight Co., Inc., 6.000%, due 12/15/12	$49,437
460,000	C	Playtex Products, Inc., 9.375%, due 06/01/11	483,000
24,000	C, L	Spectrum Brands, Inc., 7.375%, due 02/01/15	21,000
			553,437
		Insurance: 0.1%
250,000	@@, #	Foundation Re Ltd., 8.450%, due 11/24/08	247,407
300,000	@@, #	Residential Reinsurance Ltd., 12.860%, due 06/06/08	282,000
			529,407
		Iron/Steel: 0.1%
200,000	C, L	AK Steel Corp., 7.750%, due 06/15/12	203,250
110,000	#, C	Gibraltar Industries, Inc., 8.000%, due 12/01/15	111,650
			314,900
		Leisure Time: 0.0%
40,000	C	Leslie’s Poolmart, 7.750%, due 02/01/13	40,400
			40,400
		Lodging: 1.3%
400,000	C, S	Boyd Gaming Corp., 8.750%, due 04/15/12	429,000
400,000	C, L	Caesars Entertainment, Inc., 7.875%, due 03/15/10	427,000
175,000	#, C	French Lick Resorts & Casino LLC/French Lick Resorts & Casino Corp., 10.750%, due 04/15/14	175,875
300,000	C	Gaylord Entertainment Co., 8.000%, due 11/15/13	314,250
125,000	@@, C, L	Kerzner International Ltd., 6.750%, due 10/01/15	132,188
300,000	C, L	MGM Mirage, 6.625%, due 07/15/15	296,625
170,000	#, C	MGM Mirage, 6.750%, due 04/01/13	170,000
800,000	C	MGM Mirage, 8.375%, due 02/01/11	848,000
65,000	C	Starwood Hotels & Resorts Worldwide, Inc., 7.875%, due 05/01/12	71,012
572,000	C	Station Casinos, Inc., 6.500%, due 02/01/14	568,425
90,000	C, L	Station Casinos, Inc., 6.875%, due 03/01/16	90,900
500,000	C, L	Trump Entertainment Resorts, Inc., 8.500%, due 06/01/15	488,750
726,000	C, L, W	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, due 12/01/14	708,757
			4,720,782
		Machinery — Diversified: 0.0%
140,000	#, C	Case New Holland, Inc., 7.125%, due 03/01/14	138,950
			138,950
		Media: 2.4%
200,000	**	Adelphia Communications Corp., 8.910%, due 06/15/11	127,000
400,000	C	Allbritton Communications Co., 7.750%, due 12/15/12	404,000
300,000	C, L	American Media Operations, Inc., 10.250%, due 05/01/09	273,000
130,000	#, C, S	Block Communications, Inc., 8.250%, due 12/15/15	128,050
95,000	C, W	CCH I Holdings LLC, 0.000%, due 05/15/14	49,875
350,000	#, C	CCH II LLC/CCH II Capital Corp., 10.250%, due 09/15/10	344,750
1,497,000	#, C, S	Charter Communications, Inc., 8.375%, due 04/30/14	1,500,743
94,000	S	CSC Holdings, Inc., 7.625%, due 04/01/11	94,940
220,000	C, S	Dex Media East LLC, 12.125%, due 11/15/12	252,450
225,000	C, S	Dex Media Finance/West, 9.875%, due 08/15/13	250,031
1,080,000	C, L	Dex Media, Inc., 8.000%, due 11/15/13	1,117,800
398,000	C	Echostar DBS Corp., 6.625%, due 10/01/14	386,557
300,000	#, C	Echostar DBS Corp., 7.125%, due 02/01/16	296,625
300,000	C	Emmis Operating Co., 6.875%, due 05/15/12	291,000
407,000	C	Granite Broadcasting Corp., 9.750%, due 12/01/10	380,545
55,000	C, L	LIN Television Corp., 6.500%, due 05/15/13	51,975
110,000	C, L, W	Mediacom Broadband LLC, 8.500%, due 10/15/15	106,150
400,000	C, L	Mediacom LLC, 9.500%, due 01/15/13	398,000
850,000	C	Medianews Group, Inc., 6.875%, due 10/01/13	794,750
240,000	#, C	Paxson Communications Corp., 11.295%, due 01/15/13	238,800
400,000	C	Primedia, Inc., 8.875%, due 05/15/11	392,000
875,000	C	Sinclair Broadcast Group, Inc., 8.000%, due 03/15/12	896,875
			8,775,916

			PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio			as of March 31, 2006 (Unaudited)(continued)
Principal Amount			Value

CORPORATE BONDS/NOTES: 32.5% (continued)

		Metal Fabricate/Hardware: 0.1%
$350,000	C	Trimas Corp., 9.875%, due 06/15/12	$322,000
			322,000
		Mining: 0.4%
655,000	@@	ALROSA Finance SA, 8.875%, due 11/17/14	7,487,311
450,000	@@, #	ALROSA Finance SA, 8.875%, due 11/17/14	514,125
330,000	@@, #, +, C, L	Novelis, Inc., 7.250%, due 02/15/15	318,450
			1,581,306
		Miscellaneous Manufacturing: 0.0%
52,000	#, C, L	Covalence Specialty Materials Corp., 10.250%, due 03/01/16	54,860
100,000	C	Jacuzzi Brands, Inc., 9.625%, due 07/01/10	107,750
			162,610
		Oil & Gas: 1.8%
850,000	C	Chesapeake Energy Corp., 6.875%, due 01/15/16	860,625
70,000	C	Clayton Williams Energy, Inc., 7.750%, due 08/01/13	66,150
230,000	@@, C, L, W	Compton Petroleum Finance Corp., 7.625%, due 12/01/13	231,150
135,000	@@, #, C	Compton Petroleum Finance Corp., 7.625%, due 12/01/13	135,675
681,000	C, S	El Paso Production Holding Co., 7.750%, due 06/01/13	709,091
120,000	C	Forest Oil Corp., 8.000%, due 12/15/11	129,600
200,000	C	Frontier Oil Corp., 6.625%, due 10/01/11	200,500
940,000	@@, C	Gazprom International SA, 7.201%, due 02/01/20	983,710
600,000	C	Newfield Exploration Co., 6.625%, due 09/01/14	604,500
65,000	C	Premcor Refining Group, Inc., 9.500%, due 02/01/13	72,072
170,000	C	Quicksilver Resources, Inc., 7.125%, due 04/01/16	168,725
40,000	C, L	Range Resources Corp., 6.375%, due 03/15/15	39,600
650,000	C	Stone Energy Corp., 6.750%, due 12/15/14	611,000
572,000	@@, #	Tengizchevroil, 6.124%, due 11/15/14	572,000
140,000	#, C	Tesoro Corp., 6.250%, due 11/01/12	138,250
340,000	#, C	Tesoro Corp., 6.625%, due 11/01/15	338,300
700,000	C	Whiting Petroleum Corp., 7.250%, due 05/01/12	700,875
			6,561,823
		Oil & Gas Services: 0.1%
200,000	C	Hanover Compressor Co., 8.625%, due 12/15/10	210,750
85,000	#, C, L	RathGibson, Inc., 11.250%, due 02/15/14	89,250
153,000	@@, #, C	Titan Petrochemicals Group Ltd., 8.500%, due 03/18/12	144,585
			444,585
		Packaging & Containers: 1.2%
275,000	C	Ball Corp., 6.625%, due 03/15/18	274,312
400,000	C	Berry Plastics Corp., 10.750%, due 07/15/12	442,000
250,000	#, C	Crown Americas, Inc., 7.750%, due 11/15/15	260,625
500,000	C, L	Graham Packaging Co., Inc., 9.875%, due 10/15/14	508,750
500,000	C, L	Graphic Packaging International Corp., 8.500%, due 08/15/11	497,500
155,000	C	Owens Brockway Glass Container, Inc., 7.750%, due 05/15/11	162,363
200,000	C	Owens Brockway Glass Container, Inc., 8.250%, due 05/15/13	210,000
72,000	C	Owens Brockway Glass Container, Inc., 8.750%, due 11/15/12	77,400
475,000	C	Owens Brockway Glass Container, Inc., 8.875%, due 02/15/09	496,969
24,000	C, L	Smurfit-Stone Container Corp., 8.250%, due 10/01/12	23,670
525,000	C, L	Solo Cup Co., 8.500%, due 02/15/14	496,125
1,000,000	C, L	Stone Container Corp., 8.375%, due 07/01/12	990,000
55,000	#, C	Tekni-Plex, Inc., 10.875%, due 08/15/12	61,188
			4,500,902
		Pharmaceuticals: 0.1%
85,000	@@, #, C	Angiotech Pharmaceuticals, Inc., 7.750%, due 04/01/14	86,275
75,000	C	Omnicare, Inc., 6.750%, due 12/15/13	75,000
90,000	C, L	Omnicare, Inc., 6.875%, due 12/15/15	90,225
			251,500
		Pipelines: 1.0%
90,000	#, C	Atlas Pipeline Partners LP, 8.125%, due 12/15/15	94,275
50,000	#, C	Copano Energy LLC, 8.125%, due 03/01/16	52,000
170,000	#	Dynegy Holdings, Inc., 8.375%, due 05/01/16	170,000
37,000	C	Dynegy Holdings, Inc., 8.750%, due 02/15/12	38,850
610,000	#	El Paso Corp., 7.625%, due 09/01/08	625,250

			PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio			as of March 31, 2006 (Unaudited)(continued)
Principal Amount			Value

CORPORATE BONDS/NOTES: 32.5% (continued)

$335,000	C	El Paso Corp., 7.875%, due 06/15/12	$350,494
146	#, C	Kern River Funding Corp., 4.893%, due 04/30/18	142
35,000	C, W	Pacific Energy Partners LP / Pacific Energy Finance Corp., 6.250%, due 09/15/15	34,300
185,000	#, C, L	Targa Resources, Inc., 8.500%, due 11/01/13	193,325
733,000		Tennessee Gas Pipeline Co., 7.500%, due 04/01/17	784,573
400,000	C	Williams Cos., Inc., 7.125%, due 09/01/11	413,500
72,000	C	Williams Cos., Inc., 7.625%, due 07/15/19	77,040
581,000	C	Williams Cos., Inc., 8.750%, due 03/15/32	682,675
			3,516,424
		Real Estate Investment Trust: 0.2%
300,000		Felcor Lodging LP, 8.500%, due 06/01/11	330,000
100,000	C, L	Host Marriott LP, 6.375%, due 03/15/15	98,875
73,000	L	MeriStar Hospitality Corp., 9.125%, due 01/15/11	84,863
140,000	C	Trustreet Properties, Inc., 7.500%, due 04/01/15	141,050
			654,788
		Retail: 0.8%
530,000	#, C, L	Bon-Ton Stores, Inc., 10.250%, due 03/15/14	512,510
200,000	C	Dominos, Inc., 8.250%, due 07/01/11	206,000
155,000	#, C, L	Inergy LP/Inergy Finance Corp., 8.250%, due 03/01/16	159,650
400,000	@@, C, L	Jean Coutu Group, Inc., 8.500%, due 08/01/14	369,000
340,000	#, C	Linens ‘n Things, Inc., 10.366%, due 01/15/14	342,550
505,000	#, C	Neiman-Marcus Group, Inc., 9.000%, due 10/15/15	536,563
180,000	#, C, L	Neiman-Marcus Group, Inc., 10.375%, due 10/15/15	192,150
300,000	C	Rite Aid Corp., 8.125%, due 05/01/10	307,875
200,000	C	Rite Aid Corp., 9.500%, due 02/15/11	212,000
			2,838,298
		Semiconductors: 0.3%
436,000	C	Advanced Micro Devices, Inc., 7.750%, due 11/01/12	458,345
200,000	C, L	Amkor Technology, Inc., 7.750%, due 05/15/13	185,000
300,000	L	Amkor Technology, Inc., 9.250%, due 02/15/08	307,500
			950,845
		Telecommunications: 2.9%
250,000	C	American Cellular Corp., 10.000%, due 08/01/11	272,500
1,000,000	C, S	American Tower Corp., 7.125%, due 10/15/12	1,045,000
48,000	C, S	AT&T Corp., 9.050%, due 11/15/11	51,948
400,000	C	AT&T Corp., 9.750%, due 11/15/31	479,058
536,000	C	Centennial Cellular Communications Corp., 10.125%, due 06/15/13	588,260
50,000	C	Dobson Cellular Systems, 8.375%, due 11/01/11	53,125
300,000	C, L	Dobson Communications Corp., 8.875%, due 10/01/13	303,000
55,000	C, L, W	Dobson Communications Corp., 8.850%, due 10/15/12	54,863
415,000	@@, C, L	Intelsat Subsidiary Holding Co. Ltd., 8.625%, due 01/15/15	430,562
840,000	L	Lucent Technologies, Inc., 6.450%, due 03/15/29	762,300
285,000	C	Nextel Communications, Inc., 6.875%, due 10/31/13	294,286
932,000	C	Nextel Communications, Inc., 7.375%, due 08/01/15	978,139
50,000	C	Nextel Partners, Inc., 8.125%, due 07/01/11	53,125
800,000	C	PanAmSat Corp., 9.000%, due 08/15/14	846,000
50,000	+, C	PanAmSat Holding Corp., 3.780%, due 11/01/14	36,250
200,000	C, L	Qwest Capital Funding, Inc., 7.250%, due 02/15/11	203,750
300,000	C, L	Qwest Capital Funding, Inc., 7.900%, due 08/15/10	313,500
850,000	C	Qwest Corp., 8.875%, due 03/15/12	954,125
568,000	@@, C, L, W	Rogers Wireless, Inc., 7.500%, due 03/15/15	612,020
500,000	C, L	Rural Cellular Corp., 9.750%, due 01/15/10	510,000
500,000	C, L	Rural Cellular Corp., 9.875%, due 02/01/10	536,250
359,000	C, L	SBA Communications Corp., 8.500%, due 12/01/12	400,285
61,000	+, C, W	SBA Telecommunications, Inc., 0.720%, due 12/15/11	58,560
PEN 1,194,600	@@, #	Telefonica del Peru SAA, 8.000%, due 04/11/16	348,406
380,000	C	Time Warner Telecom Holdings, Inc., 9.250%, due 02/15/14	409,450
25,000	C, L	Time Warner Telecom, Inc., 10.125%, due 02/01/11	26,406
40,000	C, L	Valor Telecommunications Enterprises LLC/Finance Corp., 7.750%, due 02/15/15	42,100
			10,663,268
		Textiles: 0.3%
200,000	C	Collins & Aikman Floor Cover, 9.750%, due 02/15/10	190,000
703,000	#, C	Invista, 9.250%, due 05/01/12	755,725
			945,725

		PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio		as of March 31, 2006 (Unaudited)(continued)
Principal Amount			Value

CORPORATE BONDS/NOTES: 32.5% (continued)

		Trucking & Leasing: 0.0%
$170,000	C	Greenbrier Cos., Inc., 8.375%, due 05/15/15	$178,925
			178,925
		Venture Capital: 0.1%
400,000	C	Arch Western Finance LLC, 6.750%, due 07/01/13	399,000
			399,000
		Total Corporate Bonds/Notes
		(Cost $119,023,358)	118,488,716

U.S. GOVERNMENT AGENCY OBLIGATIONS: 17.3%

		Federal Home Loan Bank: 0.2%
550,000	S	3.125%, due 11/15/06	543,419
65,000	S	3.500%, due 11/15/07	63,427
			606,846
		Federal Home Loan Mortgage Corporation: 4.2%
1,024,356	^, C, S	2.720%, due 03/15/29	66,647
1,450,000	S	2.750%, due 08/15/06	1,438,339
778,957	^, C, S	2.820%, due 07/15/25	25,677
1,120,698	^, C, S	3.130%, due 03/15/29	72,935
500,000	S	3.625%, due 02/15/07	493,739
565,000	S	4.125%, due 07/12/10	543,609
613,055	S	4.500%, due 02/01/18	586,997
268,750	S	4.500%, due 02/01/20	256,674
557,000	C	4.500%, due 10/15/33	490,435
1,102,316		4.500%, due 05/01/19	1,053,311
1,418,805	^, C	4.581%, due 08/15/29	113,317
235,000	L	4.625%, due 02/21/08	233,168
60,040		5.000%, due 01/01/20	58,551
424,847		5.000%, due 02/01/20	414,311
927,000	C	5.000%, due 02/15/35	857,730
1,210,000	W	5.000%, due 04/15/35	1,151,390
620,498	C	5.070%, due 01/15/33	630,441
620,000		5.125%, due 04/18/11	619,712
427,501	C	5.200%, due 02/15/29	430,734
1,200,000		5.500%, due 09/15/11	1,220,033
335,490	S	5.500%, due 01/01/18	333,649
68,732	C, S	5.500%, due 03/15/22	68,667
537,622	S	5.500%, due 12/01/32	526,326
317,343	S	5.500%, due 12/01/34	310,414
259,108	S	5.500%, due 12/01/34	253,451
811,796	S	6.000%, due 04/01/17	821,966
369,767	S	6.000%, due 09/01/24	372,184
17,269	C, S	6.000%, due 03/15/30	17,262
346,928	S	6.000%, due 02/01/34	347,461
96,351	S	6.500%, due 04/01/18	98,446
122,562	C, S	6.500%, due 06/15/31	124,795
49,756	S	6.500%, due 08/01/32	50,873
169,195	S	6.500%, due 07/01/34	172,540
500,000	S	6.625%, due 09/15/09	523,623
521,228	C	6.750%, due 02/15/24	537,308
122,914	^, C, S	7.000%, due 03/15/28	25,201
725,011	^, C, S	7.000%, due 04/15/28	139,280
			15,481,196
		Federal National Mortgage Association: 11.0%
921,284	^	0.000%, due 04/01/33	675,293
181,000	C, S	3.010%, due 06/02/06	180,410
570,000	S	3.250%, due 07/31/06	566,840
500,465	S, ^	3.430%, due 08/25/25	25,423
643,377	S, ^	3.850%, due 05/25/35	30,057
209,280	S, ^	3.900%, due 05/25/35	9,556
145,000	S	4.000%, due 02/28/07	143,577

		PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio		as of March 31, 2006 (Unaudited)(continued)
Principal Amount			Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 17.3% (continued)

$1,641,021	S, ^	4.109%, due 07/25/31	$140,221
610,438	S, ^	4.270%, due 12/25/33	71,644
429,716	S	4.500%, due 02/01/20	411,390
128,334	S	4.500%, due 03/01/19	122,999
400,000	S	4.500%, due 08/25/25	365,355
2,050,000	L	4.625%, due 01/15/08	2,034,777
1,005,000	S	4.750%, due 12/15/10	988,898
70,405		4.971%, due 11/25/33	70,745
616,658		4.998%, due 10/25/33	618,242
183,522	S	5.000%, due 06/01/18	179,341
452,594	S	5.000%, due 11/01/18	442,282
704,918	S	5.000%, due 08/01/19	688,080
221,650		5.000%, due 12/01/32	211,739
409,315		5.000%, due 11/01/33	390,903
252,518	S	5.000%, due 04/01/34	241,160
1,615,000	W	5.000%, due 04/15/34	1,537,784
1,632,000	W	5.000%, due 05/01/35	1,552,949
518,000	S	5.120%, due 01/31/07	496,746
780,000	L	5.500%, due 03/15/11	791,987
343,000	W	5.500%, due 04/15/19	340,963
198,882	S	5.500%, due 09/01/19	197,805
257,692	S	5.500%, due 09/01/19	256,296
698,000	S	5.500%, due 03/25/23	676,420
992,000	S	5.500%, due 04/25/23	960,887
529,625	S	5.500%, due 09/01/24	521,883
160,000		5.500%, due 11/25/25	152,948
742,258	S	5.500%, due 02/01/33	726,522
215,639	S	5.500%, due 03/01/33	210,978
2,098,754	^	5.500%, due 04/01/33	521,516
885,129		5.500%, due 05/01/33	865,994
3,831,994	^	5.500%, due 06/01/33	948,964
241,041	S	5.500%, due 07/01/33	235,830
317,494	S	5.500%, due 11/01/33	310,630
602,505		5.500%, due 11/01/33	589,479
177,925	S	5.500%, due 12/01/33	174,078
366,343	S	5.500%, due 02/01/34	358,235
1,149,000	W	5.500%, due 05/01/35	1,120,633
693,000	W	5.500%, due 04/15/36	676,541
2,598,000	S	6.000%, due 05/15/11	2,696,352
264,020	S	6.000%, due 06/01/17	267,774
276,413		6.000%, due 11/01/17	280,367
420,702		6.000%, due 09/01/19	426,719
567,802		6.000%, due 07/01/20	575,877
569,618		6.000%, due 12/01/28	571,195
702,644	S, ^	6.000%, due 08/01/32	158,226
512,389	S	6.000%, due 09/01/32	513,030
262,444	S	6.000%, due 11/01/32	262,876
344,922	^	6.110%, due 07/25/32	27,268
471,997		6.500%, due 10/25/28	482,800
190,736	S	6.500%, due 12/01/28	195,623
177,164		6.500%, due 04/25/29	181,391
314,160	S	6.500%, due 10/25/31	321,261
377,511		6.500%, due 04/25/32	384,563
3,056,000	W	6.500%, due 05/01/34	3,114,253
207,741		6.500%, due 08/01/34	212,606
132,485		6.500%, due 11/01/34	135,221
129,934		6.500%, due 01/01/35	132,616
1,185,000	S	6.625%, due 09/15/09	1,240,606
280,000		6.625%, due 11/15/30	329,588
199,579	S, ^	6.870%, due 02/25/33	21,136
54,594	S	7.000%, due 09/01/14	56,173
188,121	S	7.000%, due 11/01/17	193,564
292,072	S, ^	7.000%, due 02/01/28	67,453
451,000		7.000%, due 04/01/33	467,295
895,489		7.000%, due 04/01/34	924,190
471,287		7.000%, due 04/01/34	485,516
599,000	W	7.000%, due 04/15/34	616,970
1,030,179		7.000%, due 01/01/36	1,061,278

		PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio		as of March 31, 2006 (Unaudited)(continued)
Principal Amount			Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 17.3% (continued)

$391,994	^	7.500%, due 01/01/24	$95,905
541,677		7.500%, due 01/01/33	566,786
			39,901,478
		Government National Mortgage Association: 0.6%
602,492		5.000%, due 04/15/34	584,426
436,212		5.500%, due 04/15/33	432,370
199,323		5.500%, due 04/15/34	197,566
93,692		5.500%, due 07/15/33	92,866
478,834		6.000%, due 10/20/34	483,184
201,013		6.500%, due 02/20/35	206,289
348,686	C	8.000%, due 01/16/30	368,274
			2,364,975
		Tennessee Valley Authority: 1.0%
50,000		5.880%, due 04/01/36	53,740
3,251,000		6.790%, due 05/23/12	3,520,820
			3,574,560
		Other U.S. Agency Obligations: 0.3%
2,233,000	L	Resolution Funding Corp., 7.690%, due 01/15/21	1,036,440
			1,036,440
		Total U.S. Government Agency Obligations
		(Cost $64,000,993)	62,965,495

U.S. TREASURY OBLIGATIONS: 1.4%

		U.S. Treasury Bond: 0.6%
310,000	L	5.375%, due 02/15/31	326,420
730,000	L	6.250%, due 05/15/30	853,359
916,000		7.250%, due 05/15/16	1,083,600
			2,263,379
		U.S. Treasury Note: 0.8%
3,000,000	L	4.250%, due 11/30/07	2,972,229
			2,972,229
		Total U.S. Treasury Obligations
		(Cost $5,356,097)	5,235,608

ASSET-BACKED SECURITIES: 2.0%

		Automobile Asset Backed Securities: 0.8%
40,000	#, C	AESOP Funding II LLC, 4.631%, due 04/20/08	40,028
75,671	C	BMW Vehicle Owner Trust, 3.660%, due 12/26/07	75,464
60,541	C	Capital Auto Receivables Asset Trust, 3.730%, due 07/16/07	60,491
370,000	C	Capital One Prime Auto Receivables Trust, 4.240%, due 11/15/07	369,285
256,069	C	Chase Manhattan Auto Owner Trust, 3.720%, due 12/15/07	254,936
8,337	C	Daimler Chrysler Auto Trust, 2.620%, due 06/08/07	8,333
46,708	C, S	Daimler Chrysler Auto Trust, 3.170%, due 09/08/07	46,622
156,410	C, S	Daimler Chrysler Auto Trust, 3.750%, due 12/08/07	156,082
90,000	C	Ford Credit Auto Owner Trust, 3.480%, due 11/15/08	88,958
52,446	C	Ford Credit Auto Owner Trust, 3.780%, due 09/15/07	52,353
335,254	C	Ford Credit Auto Owner Trust, 4.240%, due 03/15/08	334,083
674,875	C, S	GS Auto Loan Trust, 4.320%, due 05/15/08	673,110
17,661	C	Honda Auto Receivables Owner Trust, 3.210%, due 05/21/07	17,632
234,299	C	Honda Auto Receivables Owner Trust, 3.730%, due 10/18/07	233,452
430,000	C	Nissan Auto Receivables Owner Trust, 4.140%, due 01/15/08	428,327
155,449	C	Onyx Acceptance Grantor Trust, 4.030%, due 04/15/08	155,056
62,095	C	Volkswagen Auto Lease Trust, 3.520%, due 04/20/07	61,945
41,188	+, C	WFS Financial Owner Trust, 4.500%, due 02/20/10	41,230
			3,097,387
		Home Equity Asset Backed Securities: 0.3%
140,000	C, S	ACE Securities Corp., 4.720%, due 11/25/35	140,087
14,995	+, C	Centex Home Equity, 4.050%, due 03/25/35	14,917
280,000	+, C	Centex Home Equity, 4.140%, due 03/25/28	275,699

		PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio		as of March 31, 2006 (Unaudited)(continued)
Principal Amount			Value

ASSET-BACKED SECURITIES: 2.0% (continued)

$117,577	+, C	Centex Home Equity, 4.196%, due 06/25/35	$116,767
241,308	+, C	Centex Home Equity, 5.040%, due 10/25/35	239,988
179,581	C	HFC Home Equity Loan Asset Backed Certificates, 4.790%, due 01/20/35	179,744
			967,202
		Other Asset Backed Securities: 0.9%
570,000	C	Ameriquest Mortgage Securities, Inc., 4.880%, due 04/25/36	569,305
189,166	C	Chase Funding Mortgage Loan Asset-Backed Certificates, 4.860%, due 02/25/33	189,682
147,200	C	Countrywide Asset-Backed Certificates, 4.317%, due 11/25/35	146,343
427,504	C	Countrywide Asset-Backed Certificates, 4.730%, due 02/25/36	427,842
192,113	C	Countrywide Asset-Backed Certificates, 4.770%, due 05/25/36	192,226
60,000	C	Countrywide Asset-Backed Certificates, 5.363%, due 05/25/36	59,668
100,000	C	Countrywide Asset-Backed Certificates, 5.382%, due 05/25/36	99,482
117,816	C	Equity One ABS, Inc., 3.800%, due 07/25/34	117,410
410,000	C, S	First Franklin Mtg Loan Asset Backed Certificates, 4.770%, due 11/25/35	410,253
265,507	+, C	Lehman XS Trust, 3.630%, due 08/25/35	265,031
280,000	C	Merrill Lynch Mortgage Investors, Inc., 4.998%, due 04/25/36	280,262
30,000	C	Popular ABS Mortgage Pass-Through Trust, 3.914%, due 05/25/35	29,571
40,000	C	Popular ABS Mortgage Pass-Through Trust, 4.415%, due 04/25/35	39,518
100,000	C	Popular ABS Mortgage Pass-Through Trust, 5.680%, due 01/25/36	99,411
200,000	C	Residential Asset Mortgage Products, Inc., 4.450%, due 07/25/28	198,812
54,059	+, C	Structured Asset Securities Corp., 4.510%, due 08/25/33	53,710
226,220	+, C	Structured Asset Securities Corp., 5.180%, due 03/25/35	224,872
			3,403,398
		Total Asset-Backed Securities
		(Cost $7,488,925)	7,467,987

COLLATERALIZED MORTGAGE OBLIGATIONS: 1.6%

		Commercial Mortgage Backed Securities: 1.1%
290,000	C	Banc of America Commercial Mortgage, Inc., 4.501%, due 07/10/43	280,035
100,000	C	Banc of America Commercial Mortgage, Inc., 4.512%, due 12/10/42	95,453
350,000	C	Banc of America Commercial Mortgage, Inc., 4.780%, due 07/10/42	338,068
730,000	C, L	Banc of America Commercial Mortgage, Inc., 5.354%, due 09/10/47	712,554
50,000	C	Bear Stearns Commercial Mortgage Securities, 4.945%, due 02/11/41	48,648
330,000	C	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.225%, due 07/15/44	323,688
40,000	C	Ge Capital Commercial Mortgage Corp., 4.578%, due 06/10/48	38,362
170,000	C	Ge Capital Commercial Mortgage Corp., 4.853%, due 07/10/45	166,875
233,000	C	GMAC Commercial Mortgage Securities, Inc., 7.190%, due 05/15/30	239,452
80,000	C	Greenwich Capital Commercial Funding Corp., 4.305%, due 08/10/42	77,257
190,000	C	Greenwich Capital Commercial Funding Corp., 5.117%, due 11/10/10	188,063
70,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 4.575%, due 07/15/42	67,832
240,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 4.790%, due 10/15/42	234,050
320,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 5.475%, due 04/15/43	316,541
280,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 5.481%, due 12/12/44	277,953
200,000	C	LB-UBS Commercial Mortgage Trust, 4.885%, due 09/15/30	196,365
150,000	C	Wachovia Bank Commercial Mortgage Trust, 4.782%, due 03/15/42	146,768
200,000	C	Wachovia Bank Commercial Mortgage Trust, 5.087%, due 07/15/42	195,642
			3,943,606

		Electric: 0.1%
177,948	C	Mirant Mid Atlantic LLC, 8.625%, due 06/30/12	189,680
			189,680

		Whole Loan Collateral CMO: 0.4%
49,507	C	Banc of America Mortgage Securities, 4.981%, due 06/25/35	49,448
70,000	+, C	Citigroup Mortgage Loan Trust, Inc., 5.536%, due 03/01/36	70,000
493,849	C	Countrywide Alternative Loan Trust, 6.500%, due 08/25/32	500,023
251,121	+, C	MASTR Alternative Loans Trust, 4.700%, due 08/25/34	249,256
54,021	C	MASTR Alternative Loans Trust, 6.000%, due 07/25/34	53,711
163,801	C	Residential Accredit Loans, Inc., 5.750%, due 01/25/33	162,838
140,048	C, X	Washington Mutual, Inc., 4.679%, due 05/25/35	139,803
267,114	C	Washington Mutual, Inc., 4.790%, due 07/25/45	267,322
47,757	C	Wells Fargo Mortgage Backed Securities Trust, 4.520%, due 01/25/35	47,509
			1,539,910
		Total Collateralized Mortgage Obligations
		(Cost $5,789,908)	5,673,196

		PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio		as of March 31, 2006 (Unaudited)(continued)
Principal Amount			Value

OTHER BOND: 29.6%

		Foreign Government Bonds: 28.4%
ARS 7,983,000	@@, I	Argentina Bonos, 2.000%, due 09/30/14	$2,687,340
EUR 580,000	@@, +	Argentina Government Bond, 1.200%, due 12/31/38	268,682
ARS 1,042,800	@@, I	Argentina Government Bond, 2.000%, due 02/04/18	511,035
$2,236,500	@@	Argentina Government Bond, 4.889%, due 08/03/12	1,839,521
EUR 417,309	@@	Argentina Government Bond, 7.820%, due 12/31/33	488,593
$408,385	@@	Argentina Government Bond, 8.280%, due 12/31/33	402,259
EUR 690,000	@@, #	Austria Government Bond, 3.800%, due 10/20/13	839,092
EUR 1,390,000	@@	Belgium Government Bond, 5.000%, due 03/28/35	1,946,093
BRL 15,272,000	@@	Brazil Credit Linked Note, 0.000%, due 01/02/15	2,245,187
BRL 1,665,000	@@	Brazil Credit Linked Note, 6.000%, due 05/15/45	967,132
$450,000	@@, L	Brazil Government Bond, 7.125%, due 01/20/37	442,125
$50,000	@@, L	Brazil Government Bond, 7.875%, due 03/07/15	54,100
$2,393,000	@@, L	Brazil Government Bond, 8.000%, due 01/15/18	2,597,601
$450,000	@@	Brazil Government Bond, 8.250%, due 01/20/34	497,025
$105,000	@@	Brazil Government Bond, 8.750%, due 02/04/25	120,808
$525,000	@@	Brazil Government Bond, 8.875%, due 10/14/19	607,687
COP 4,650,000,000	@@	Colombia Credit Linked Note, 15.650%, due 08/03/20	618,523
$1,795,000	@@, L	Colombia Government Bond, 8.125%, due 05/21/24	2,019,375
$662,000	@@	Colombia Government Bond, 8.250%, due 12/22/14	748,060
$180,000	@@	Colombia Government Bond, 10.375%, due 01/28/33	251,550
$80,000	@@	Colombia Government Bond, 10.750%, due 01/15/13	99,800
COP 435,000,000	@@	Colombia Government Bond, 11.750%, due 03/01/10	218,510
COP 5,897,000,000	@@	Colombia Government Bond, 12.000%, due 10/22/15	3,246,917
EUR 140,000	@@	Deutsche Bundesrepublik, 4.000%, due 07/04/09	172,200
$733,250	@@, #	Dominican Republic Government Bond, 9.500%, due 09/27/11	791,910
DOP 24,180,000	@@	Dominican Republic Treasury Bill, 13.000%, due 05/08/06	735,115
DOP 12,800,000	@@	Dominican Republic Treasury Bill, 14.610%, due 11/06/06	361,567
DOP 7,200,000	@@	Dominican Republic Treasury Bill, 16.870%, due 03/12/07	191,396
EGP 1,100,000	@@	Egypt Credit Linked Note, (0.940)%, due 05/23/06	191,651
EGP 5,700,000	@@	Egypt Credit Linked Note, 8.680%, due 09/19/06	952,245
EGP 1,750,000	@@	Egypt Treasury Bill, 8.680%, due 08/01/06	295,760
EUR 1,840,000	@@	France Government Bond OAT, 4.000%, due 04/25/55	2,238,199
EUR 5,180,000	@@	France Treasury Bill BTF, 2.510%, due 06/01/06	6,242,248
$30,000	@@, #	Indonesia Government Bond, 6.750%, due 03/10/14	29,775
$50,000	@@, #	Indonesia Government Bond, 7.250%, due 04/20/15	51,125
$1,020,000	@@, #, L	Indonesia Government Bond, 8.500%, due 10/12/35	1,139,850
ILS 7,770,000	@@	Israel Government Bond, 7.500%, due 03/31/14	1,752,617
EUR 2,665,000	@@	Italy Buoni Poliennali Del Tesoro, 4.250%, due 02/01/19	3,272,702
EUR 2,100,000	@@	Italy Campania Treasury Bill, (0.150)%, due 07/30/10	2,558,595
JPY 184,000,000	@@	Japan Government Twenty Year Bond, 2.000%, due 09/20/25	1,551,563
JPY 841,000,000	@@	Japan Government Two Year Bond, 0.200%, due 10/15/07	7,098,021
MYR 1,525,000	@@	Malaysia Government Bond, 4.720%, due 09/30/15	435,133
MXN 272,000	@@	Mexico Cetes, 8.900%, due 04/12/06	68,441
MXN 2,984,000	@@	Mexico Government Bond, 8.000%, due 12/07/23	256,920
MXN 2,395,000	@@	Mexico Government Bond, 8.000%, due 12/19/13	212,979
MXN 8,322,000	@@	Mexico Government Bond, 9.500%, due 12/18/14	813,311
MXN 20,400,000	@@	Mexico Government Bond, 10.000%, due 12/05/24	2,099,131
MXN 11,230,000	@@	Mexico Government Bond, 10.500%, due 07/14/11	1,190,757
NGN 96,000,000	@@	Nigeria Credit Linked Note, (0.300)%, due 03/01/11	760,430
$1,390,000	@@, L	Panama Government Bond, 6.700%, due 01/26/36	1,394,170
$450,000	@@	Panama Government Bond, 9.375%, due 04/01/29	572,625
$204,610	@@	Peru Government Bond, 5.000%, due 03/07/17	195,403
PEN 1,000,000	@@	Peru Government Bond, 7.340%, due 08/12/16	284,207
$470,000	@@	Peru Government Bond, 7.350%, due 07/21/25	464,125
PEN 6,410,000	@@	Peru Government Bond, 7.840%, due 08/12/20	1,823,484
PEN 1,380,000	@@	Peru Government Bond, 8.600%, due 08/12/17	426,281
PEN 240,000	@@	Peru Government Bond, 9.000%, due 01/31/12	76,396
$635,000	@@, L	Peru Government Bond, 9.875%, due 02/06/15	752,475
PEN 3,110,000	@@	Peru Government Bond, 9.910%, due 05/05/15	1,034,973
PEN 270,000	@@	Peru Government Bond, 12.250%, due 08/10/11	97,747
PHP 3,460,000	@@	Phillippine Credit Linked Note, 0.000%, due 09/25/15	3,876,930
$100,000	@@	Philippine Government Bond, 8.250%, due 01/15/14	108,875
$700,000	@@, L	Philippine Government Bond, 8.875%, due 03/17/15	793,625

		PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio		as of March 31, 2006 (Unaudited)(continued)
Principal Amount			Value

OTHER BOND: 29.6% (continued)

PLN 2,050,000	@@	Poland Government Bond, 4.050%, due 08/12/07	$597,373
PLN 2,650,000	@@	Poland Government Bond, 5.000%, due 10/24/13	819,237
PLN 635,000	@@	Poland Government Bond, 5.750%, due 09/23/22	210,675
RON 470,000	@@	Romania Treasury Bill, 6.750%, due 03/10/08	158,724
RON 41,000	@@	Romania Treasury Bill, 7.250%, due 04/18/10	14,092
RON 68,000	@@	Romania Treasury Bill, 7.500%, due 03/05/07	23,265
RON 167,000	@@	Romania Treasury Bill, 7.750%, due 04/18/08	57,397
$145,000	@@, +	Russia Government Bond, 5.000%, due 03/31/30	159,438
$45,000	@@	Russia Government Bond, 12.750%, due 06/24/28	80,398
ZAR 11,462,000	@@	South Africa Government Bond, 10.500%, due 12/21/26	2,498,491
ZAR 4,600,000	@@	South Africa Government Bond, 13.000%, due 08/31/10	903,733
ZAR 945,000	@@	South Africa Government Bond, 13.500%, due 09/15/15	214,651
EUR 460,000	@@	Spain Government Bond, 6.000%, due 01/31/29	719,589
EUR 780,000	@@	Spain Letras del Tesoro, 2.580%, due 06/23/06	938,395
$415,000	@@	Turkey Government Bond, 6.875%, due 03/17/36	402,550
$720,000	@@	Turkey Government Bond, 7.250%, due 03/15/15	753,300
TRY 530,000	@@	Turkey Government Bond, 15.000%, due 12/11/10	433,060
TRY 1,030,000	@@	Turkey Treasury Bill, (10.780)%, due 10/17/07	905,956
TRY 4,800,000	@@	Turkey Treasury Bill, 14.340%, due 01/24/07	3,187,871
$500,000	@@, #	Ukraine Government Bond, 7.650%, due 06/11/13	526,875
UAH 420,000	@@	Ukraine Treasury Bill, 0.000%, due 02/21/12	422,310
UAH 420,000	@@	Ukraine Treasury Bill, 0.000%, due 02/22/11	422,310
UAH 420,000	@@	Ukraine Treasury Bill, 0.000%, due 08/19/10	422,310
UAH 420,000	@@	Ukraine Treasury Bill, 0.000%, due 08/19/11	422,310
UAH 420,000	@@	Ukraine Treasury Bill, 0.000%, due 08/20/12	422,310
GBP 2,430,000	@@	United Kingdom Gilt, 4.000%, due 03/07/09	4,160,907
GBP 1,860,000	@@	United Kingdom Gilt, 6.000%, due 12/07/28	4,080,129
$100,000	@@, C	United Mexican States, 5.625%, due 01/15/17	97,100
$770,000	@@, L	United Mexican States, 6.625%, due 03/03/15	805,420
JPY 20,000,000	@@	United Mexican States, 6.750%, due 06/06/06	171,557
$168,000	@@, L	United Mexican States, 7.500%, due 01/14/12	181,860
$67,000	@@	United Mexican States, 7.500%, due 04/08/33	74,872
$1,200,000	@@, L	United Mexican States, 8.375%, due 01/14/11	1,332,600
$305,000	@@	Uruguay Government Bond, 7.625%, due 03/21/36	306,525
$905,000	@@	Uruguay Government Bond, 8.000%, due 11/18/22	950,250
EUR 373,000	@@	Venezuela Government Bond, 7.000%, due 03/16/15	495,396
$1,020,000	@@, L	Venezuela Government Bond, 9.250%, due 09/15/27	1,298,460
$1,500,000	@@	Venezuela Government Bond, 13.625%, due 08/15/18	2,310,000
ZMK 900,000,000	@@	Zambia Credit Linked Note, 6.680%, due 02/21/07	260,992
ZMK 370,000,000	@@	Zambia Credit Linked Note, 9.380%, due 02/21/07	105,063
			103,429,723
		Multi-National: 0.2%
JPY 73,000,000	@@, L	European Investment Bank, 1.900%, due 01/26/26	601,280
			601,280
		Regional (state/province): 1.0%
MYR 1,920,000	@@	Johor Corp., 1.000%, due 07/31/12	538,393
AUD 4,545,000	@@	Queensland Treasury Corp., 6.000%, due 07/14/09	3,293,356
			3,831,749
		Total Other Bonds
		(Cost $106,773,967)	107,862,752
		Total Long-Term Investments:
		(Cost $347,056,022)	347,313,075

SHORT-TERM INVESTMENTS: 28.6%

		U.S. Government Agency Obligations: 0.8%
$2,906,000		Federal Home Loan Bank, 4.400%, due 04/03/06	2,904,934
		Total U.S. Government Agency Obligations
		(Cost $2,905,290)	2,904,934
		Treasury Bill: 5.5%
12,950,000	L	United States Treasury Bill, 4.260%, due 05/11/06	12,887,531

		PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio		as of March 31, 2006 (Unaudited)(continued)
Principal Amount				Value

SHORT-TERM INVESTMENTS: 28.6% (continued)

$7,345,000	L	United States Treasury Bill, 4.400%, due 05/18/06		$7,302,191
		Total Treasury Bills
		(Cost $20,189,247)		20,189,722
		Securities Lending Collateralcc: 22.3%
81,091,372		The Bank of New York Institutional Cash Reserves Fund		81,091,372
		Total Securities Lending Collateral
		(Cost $81,091,372)		81,091,372

		Total Short-Term Investments:
		(Cost $104,185,909)		104,186,028

		Total Investments in Securities
		(Cost $451,241,931)*	123.9%	$451,499,103
		Other Assets and Liabilities—Net	(23.9)	(87,173,557)
		Net Assets	100.0%	$364,325,546

	@	Non-income producing security
	@@	Foreign Issuer
	+	Step-up basis bonds. Interest rates shown reflect current coupon rates.
	#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	cc	Securities purchased with cash collateral for securities loaned.
	W	When-issued or delayed delivery security.
	S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at March 31, 2006.
	**	Defaulted security
	^	Interest Only (IO) Security

	*	Cost for federal income tax purposes is $451,269,386
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$6,025,853
		Gross Unrealized Depreciation		(5,796,136)
		Net Unrealized Appreciation		$229,717

Foreign Currency Principal Codes (in alphabetical order) are as follows:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
COP	Colombian Peso
DOP	Dominican Republic Peso
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
ILS	Israeli New Shekel
JPY	Japanese Yen
KZT	Kazakstan Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian Neuvo Sole
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Lei
RUR	Russian Ruble
TRY	Turkish New Lira
UAH	Ukrainian Hryvnia
ZAR	South African Rand
ZMK	Zambian Kwacha

The Fund may invest up to 15% of its net assets in illiquid securities. Pursuant to guidelines adopted by the Fund's Board, the following securities have been deemed to be illiquid.

	Shares/	Initial			Percent
	Principal	Acquisition			of Net
Security	Amount	Date	Cost	Value	Assets
Argentina Government Bond, 2.000%, due 02/04/18	511,035	05/18/2005	$228,181	$511,035	0.1%
Argentina Bonos, 2.000%, due 09/30/14	2,687,340	07/08/2005	149,593	2,687,340	0.7%
BRL Put Swaption, Strike Price 2.3505, expires 11/15/08	23,749	03/07/2006	25731	23749	0.0%
JPY Put Swaption, Strike Price 119, expires 12/23/15	145,186	03/21/2006	150,611	145,186	0.0%
JPY Put Swaption	(38,332)	03/21/2006	(38,623)	(38,332)	0.0%
			$515,493	$3,328,978	0.8%

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2006 (Unaudited)(continued)

Principal			Expiration	Strike
Amount			Date	Price/Rate	Value
WRITTEN OPTIONS
Call Options Written
JPY (1,842,000,000	)I	JPY Put Swaption	12/23/15	124	$38,332
		Total Liability for Call Options Written (Premiums received $38,622)			$38,332
		Total Written Options (Premiums received $38,622)			$38,332

Information concerning open futures contracts at March 31, 2006 is shown below:

Long Contracts	No. of Contracts	Notional Market Value	Expiration Date	Unrealized Gain (Loss)

10YR MINI JGB FUT JUNE06	6	677,651	06/08/2006	(7,319)
E-MINI JUN06	37	1,272,800	06/16/2006	8,726
FIN FUT EUR-BUND 10YR 6/8	6	850,759	06/08/2006	(9,077)
FIN FUT US 30YR 6/21/2006	18	1,964,813	06/21/2006	(55,387)
HANG SENG IDX FUT APR06	4	407,508	04/27/2006	(1,407)
JPN 10Y BOND(TSE) JUNE06	10	11,311,128	06/09/2006	(113,474)
MSCI TAIWAN INDEX APR06	13	363,220	04/27/2006	4,444
LONG GILT FUTURE JUN06	1	193,663	06/28/2006	(999)
S&P/MIB IDX FUT JUNE06	2	451,688	06/16/2006	(8,625)
SPI200 FUTURES JUN06	4	366,436	06/15/2006	14,070
US 5YR NOTE (CBT) JUN06	229	23,916,188	06/30/2006	(185,510)
		$41,775,854		$(354,558)

Short Contracts	No. of Contracts	Notional Market Value	Expiration Date	Unrealized Gain (Loss)

US 2 YR NOTE (CBT) JUN06	97	(19,774,360)	06/30/2006	33,485
S&P/TSE 60 IX FUT JUN06	3	(352,563)	06/15/2006	(5,210)
S&P500 EMINI FUT JUNE06	110	(7,167,875)	06/16/2006	(74,945)
NIKKEI 225 (OSE) JUNE06	10	(1,442,495)	06/08/2006	(115,671)
FTSE 100 IDX FUT JUN06	8	(828,422)	06/16/2006	1,667
FIN FUT US 10YR 6/21/06	94	(10,000,719)	06/21/2006	16,427
DAX FUTURE JUNE 2006	2	(363,136)	06/16/2006	(3,858)
CAC40 10 EURO FUT APR06	19	(1,199,767)	04/21/2006	(17,790)
		$(41,129,337)		$(165,895)

At March 31, 2006 the following forward foreign currency contracts were outstanding for the ING Oppenheimer Strategic Income Portfolio:

			In			Unrealized
		Settlement	Exchange			Appreciation
Currency	Buy/Sell	Date	For		Value	(Depreciation)
Argentine Peso
ARS 4,600,000	Buy	04/03/06	USD	1,497,330	1,492,840	(4,490)

Argentine Peso
ARS 4,600,000	Buy	05/03/06	USD	1,492,053	1,491,873	(180)

Austrailan Dollar
AUD 4,160,000	Buy	05/08/06	USD	3,116,984	2,964,239	(152,745)

Brazilian Real
BRL 790,000	Buy	04/28/06	USD	272,414	361,176	88,762

Brazilian Real
BRL 13,995,000	Buy	09/22/06	USD	5,403,475	6,156,042	752,567

Brazilian Real
BRL 5,830,000	Buy	09/25/06	USD	2,255,319	2,562,491	307,172

Brazilian Real
BRL 1,210,000	Buy	10/31/06	USD	472,656	531,564	58,908

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2006 (Unaudited)(continued)

Brazilian Real
BRL 2,410,000	Buy	10/31/06	USD	954,040	1,058,736	104,696

Brazilian Real
BRL 10,925,000	Buy	02/21/07	USD	4,721,262	4,799,455	78,193

Brazilian Real
BRL 3,300,000	Buy	04/04/06	USD	1,535,741	1,518,659	(17,082)

Brazilian Real
BRL 1,370,000	Buy	02/21/07	USD	587,731	601,854	14,123

Brazilian Real
BRL 3,100,000	Buy	05/03/06	USD	1,384,114	1,415,162	31,048

Canadian Dollar
CAD 3,700,000	Buy	04/28/06	USD	3,236,076	3,174,124	(61,952)

Swiss Francs
CHF 6,145,000	Buy	05/02/06	USD	4,830,975	4,717,670	(113,305)

Swiss Francs
CHF 4,110,000	Buy	06/09/06	USD	3,161,310	3,168,703	7,393

Chilean Peso
CLP 220,000,000	Buy	04/06/06	USD	426,750	418,912	(7,838)

Chilean Peso
CLP 265,000,000	Buy	04/28/06	USD	500,000	504,528	4,528

Euro
EUR 1,880,000	Buy	05/02/06	USD	2,243,630	2,279,492	35,862

Euro
EUR 980,000	Buy	04/18/06	USD	1,165,024	1,187,235	22,211

Euro
EUR 1,070,000	Buy	05/02/06	USD	1,273,075	1,297,370	24,295

Euro
EUR 3,180,000	Buy	06/15/06	USD	3,818,385	3,866,367	47,982

Euro
EUR 4,000,000	Buy	09/05/06	USD	4,916,800	4,886,664	(30,136)

Euro
EUR 4,310,000	Buy	05/15/06	USD	5,199,597	5,230,210	30,613

British Pound
GBP 400,000	Buy	09/05/06	USD	703,440	695,478	(7,962)

British Pound
GBP 400,000	Buy	09/05/06	USD	696,756	695,478	(1,278)

Indonesian Rupiahs
IDR 10,580,000,000	Buy	04/03/06	USD	1,067,070	1,164,297	97,227

Indian Rupee
INR 14,330,000	Buy	04/07/06	USD	1,463,140	1,457,838	(5,302)

Japanese Yen
JPY 59,000,000	Buy	04/05/06	USD	506,446	500,417	(6,029)

Japanese Yen
JPY 150,000,000	Buy	04/05/06	USD	1,303,067	1,272,248	(30,819)

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2006 (Unaudited)(continued)

Japanese Yen
JPY 410,000,000	Buy	04/05/06	USD	3,567,885	3,477,477	(90,408)

Japanese Yen
JPY 308,000,000	Buy	04/06/06	USD	2,682,039	2,612,741	(69,298)

Japanese Yen
JPY 37,000,000	Buy	04/05/06	USD	322,628	313,821	(8,807)

Japanese Yen
JPY 88,000,000	Buy	04/06/06	USD	765,197	746,497	(18,700)

Japanese Yen
JPY 364,000,000	Buy	04/07/06	USD	3,218,573	3,088,247	(130,326)

Japanese Yen
JPY 356,000,000	Buy	04/07/06	USD	3,150,844	3,020,373	(130,471)

Japanese Yen
JPY 360,000,000	Buy	04/06/06	USD	3,171,247	3,053,853	(117,394)

Japanese Yen
JPY 378,000,000	Buy	04/07/06	USD	3,265,791	3,207,026	(58,765)

Japanese Yen
JPY 368,000,000	Buy	04/06/06	USD	3,169,681	3,121,716	(47,965)

Japanese Yen
JPY 95,000,000	Buy	04/05/06	USD	811,203	805,757	(5,446)

Japanese Yen
JPY 410,000,000	Buy	09/05/06	USD	3,532,960	3,551,521	18,561

Japanese Yen
JPY 362,000,000	Buy	06/14/06	USD	3,122,170	3,100,053	(22,117)

Japanese Yen
JPY 361,000,000	Buy	06/15/06	USD	3,151,627	3,091,913	(59,714)

Japanese Yen
JPY 361,000,000	Buy	04/05/06	USD	3,123,297	3,061,876	(61,421)

Japanese Yen
JPY 298,000,000	Buy	06/14/06	USD	2,570,129	2,551,977	(18,152)

Korean Won
KRW 600,000,000	Buy	05/02/06	USD	618,302	617,966	(336)

Korean Won
KRW 400,000,000	Buy	05/02/06	USD	412,690	411,978	(712)

Korean Won
KRW 474,000,000	Buy	06/05/06	USD	489,568	488,599	(969)

Korean Won
KRW 448,000,000	Buy	06/05/06	USD	461,546	461,798	252

Mexican Peso
MXN 11,710,000	Buy	04/25/06	USD	1,051,545	1,072,910	21,365

Mexican Peso
MXN 15,000,000	Buy	04/17/06	USD	1,406,668	1,375,199	(31,469)

Norwegian Krone
NOK 10,660,000	Buy	01/20/06	USD	1,605,729	1,627,518	21,789

Norwegian Krone
NOK 10,470,000	Buy	01/20/06	USD	1,574,626	1,598,509	23,883

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2006 (Unaudited)(continued)

Norwegian Krone
NOK 20,760,000	Buy	01/20/06	USD	3,114,732	3,178,521	63,789

New Zealand Dollar
NZD 4,100,000	Buy	05/08/06	USD	2,685,049	2,498,973	(186,076)

Swedish Kronor
SEK 24,420,000	Buy	05/15/06	USD	3,179,688	3,144,345	(35,343)

Swedish Kronor
SEK 200,000	Buy	05/15/06	USD	25,553	25,752	199

Thailand Bhat
THB 56,000,000	Buy	04/17/06	USD	1,419,482	1,439,459	19,977

Turkish Lira
TRY 600,000	Buy	05/08/06	USD	441,608	442,191	583

Turkish Lira
TRY 3,785,000	Buy	02/07/06	USD	2,533,467	2,712,309	178,842

Turkish Lira
TRY 1,900,000	Buy	01/17/06	USD	1,416,219	1,406,844	(9,375)
						$512,438

Euro
EUR 250,000	Sell	05/18/06	USD	295,250	303,435	(8,185)

Brazilian Real
BRL 13,995,000	Sell	09/22/06	USD	5,774,706	6,156,042	(381,336)

Japanese Yen
JPY 209,000,000	Sell	04/05/06	USD	1,792,806	1,772,665	20,141

South African Rand
ZAR 5,140,000	Sell	04/11/06	USD	841,120	833,220	7,900

South African Rand
ZAR 3,080,000	Sell	04/12/06	USD	500,748	499,252	1,496

Indonesian Rupiah
IDR 4,320,000,000	Sell	04/03/06	USD	446,812	475,403	(28,591)

Indonesian Rupiah
IDR 6,260,000,000	Sell	04/03/06	USD	648,369	688,894	(40,525)

Euro
EUR 900,000	Sell	07/31/06	USD	1,112,508	1,097,210	15,298

Japanese Yen
JPY 360,000,000	Sell	04/07/06	USD	3,125,518	3,054,310	71,208

Japanese Yen
JPY 21,000,000	Sell	07/31/06	USD	185,016	181,007	4,009

Japanese Yen
JPY 372,000,000	Sell	04/06/06	USD	3,219,246	3,155,648	63,598

Japanese Yen
JPY 447,000,000	Sell	04/05/06	USD	3,854,711	3,791,298	63,413

Japanese Yen
JPY 371,000,000	Sell	04/06/06	USD	3,157,769	3,147,165	10,604

Euro
EUR 1,200,000	Sell	08/07/06	USD	1,466,580	1,463,540	3,040

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2006 (Unaudited)(continued)

Japanese Yen
JPY 556,000,000	Sell	04/07/06	USD	4,711,078	4,717,212	(6,134)

Euro
EUR 385,000	Sell	07/31/06	USD	467,044	469,362	(2,318)

Japanese Yen
JPY 48,000,000	Sell	05/02/06	USD	408,163	408,749	(586)

Euro
EUR 980,000	Sell	04/18/06	USD	1,169,806	1,187,235	(17,429)

Japanese Yen
JPY 70,000,000	Sell	05/02/06	USD	601,147	596,093	5,054

Euro
EUR 4,310,000	Sell	05/15/06	USD	5,163,143	5,230,210	(67,067)

Swiss Francs
CHF 2,930,000	Sell	05/02/06	USD	2,245,073	2,249,434	(4,361)

New Zealand Dollar
NZD 4,100,000	Sell	05/08/06	USD	2,693,126	2,498,973	194,153

Australian Dollar
AUD 4,160,000	Sell	05/08/06	USD	3,058,170	2,964,239	93,931

Japanese Yen
JPY 182,000,000	Sell	04/07/06	USD	1,562,813	1,544,124	18,689

Japanese Yen
JPY 182,000,000	Sell	04/06/06	USD	1,563,222	1,543,892	19,330

Swiss Francs
CHF 3,215,000	Sell	05/02/06	USD	2,446,188	2,468,236	(22,048)

Japanese Yen
JPY 55,000,000	Sell	06/05/06	USD	478,577	470,421	8,156

Czech Koruny
CZK 35,000,000	Sell	04/03/06	USD	1,479,115	1,485,324	(6,209)

British Pound
GBP 200,000	Sell	09/05/06	USD	350,680	347,739	2,941

British Pound
GBP 650,000	Sell	08/07/06	USD	1,141,055	1,129,563	11,492

Brazilian Real
BRL 200,000	Sell	04/04/06	USD	93,023	92,040	983

Japanese Yen
JPY 54,000,000	Sell	06/05/06	USD	469,402	461,868	7,534

Japanese Yen
JPY 130,000,000	Sell	08/07/06	USD	1,139,192	1,121,604	17,588

British Pound
GBP 400,000	Sell	09/05/06	USD	702,052	695,478	6,574

Euro
EUR 200,000	Sell	05/02/06	USD	240,960	242,499	(1,539)

Canadian Dollar
CAD 140,000	Sell	04/28/06	USD	122,974	120,102	2,872

Norwegian Krone
NOK 130,000	Sell	05/03/06	USD	19,642	19,848	(206)

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2006 (Unaudited)(continued)

Norwegian Krone
NOK 21,000,000	Sell	05/03/06	USD	3,134,712	3,206,179	(71,467)

Japanese Yen
JPY 205,000,000	Sell	09/05/06	USD	1,781,060	1,775,760	5,300

Euro
EUR 2,000,000	Sell	09/05/06	USD	2,409,700	2,443,332	(33,632)

Japanese Yen
JPY 371,000,000	Sell	06/14/06	USD	3,154,333	3,177,126	(22,793)

British Pound
GBP 2,200,000	Sell	06/15/06	USD	3,801,094	3,819,689	(18,595)

Chinese Yuan
CNY 12,000,000	Sell	04/17/06	USD	1,497,940	1,499,009	(1,069)

Swiss Francs
CHF 1,900,000	Sell	04/18/06	USD	1,470,799	1,456,556	14,243

Japanese Yen
JPY 170,000,000	Sell	04/17/06	USD	1,455,230	1,444,475	10,755

Euro
EUR 1,700,000	Sell	06/15/06	USD	2,061,709	2,066,926	(5,217)

Taiwanese Dollar
TWD 47,000,000	Sell	04/17/06	USD	1,455,694	1,450,931	4,763

Brazilian Real
BRL 7,865,000	Sell	02/21/07	USD	3,445,783	3,455,168	(9,385)

Japanese Yen
JPY 410,000,000	Sell	09/05/06	USD	3,609,473	3,551,521	57,952

Euro
EUR 2,000,000	Sell	09/05/06	USD	2,427,440	2,443,332	(15,892)

Euro
EUR 2,000,000	Sell	09/06/06	USD	2,424,920	2,443,473	(18,553)

Euro
EUR 2,750,000	Sell	05/02/06	USD	3,314,561	3,334,363	(19,802)

Euro
EUR 1,480,000	Sell	06/15/06	USD	1,788,558	1,799,441	(10,883)

Euro
EUR 2,520,000	Sell	05/03/06	USD	3,063,514	3,055,685	7,829

Czech Koruny
CZK 35,000,000	Sell	05/03/06	USD	1,482,040	1,488,828	(6,788)
						$(69,764)

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2006 (Unaudited)(continued)

Information conerning the Interest Rate Swap Agreements outstanding for the ING Oppenheimer Strategic Income Portfolio at March 31, 2006, is shown below:

			Unrealized
	Termination	Notional	Appreciation
Type	Date	Principal	(Depreciation)
Receive a fixed rate equal to 4.480%
and pay a floating rate based
on the 6-month WIBOR	07/01/10	265,000 PLN	$1,072
Counterparty: Credit Suisse First Boston

Receive a fixed rate equal to 4.530%
and pay a floating rate based
on the 6-month WIBOR	07/05/10	1,950,000 PLN	(4,928)
Counterparty: Lehman Brothers

Receive a fixed rate equal to 10.290%
and pay a floating rate based
on the MXN-TIIE Index	06/04/15	2,340,000 MXN	13,741
Counterparty: Goldman Sachs

Receive a fixed rate equal to 9.410%
and pay a floating rate based
on the MXN-TIIE Index	08/31/20	2,240,000 MXN	(1,232)
Counterparty: Goldman Sachs

Receive a fixed rate equal to 10.700%
and pay a floating rate based
on the MXN-TIIE Index	05/08/15	4,060,000 MXN	33,527
Counterparty: Goldman Sachs

Receive a fixed rate equal to 5.520%
and pay a floating rate based
on the 6-month WIBOR	03/24/10	20,000 PLN	191
Counterparty: Citigroup Global Markets

Receive a fixed rate equal to 5.550%
and pay a floating rate based
on the 6-month WIBOR	03/24/10	32,000 PLN	315
Counterparty: Citigroup Global Markets

Receive a fixed rate equal to 4.990%
and pay a floating rate based
on a 3-month CD	02/01/11	600,000,000 KRW	1,349
Counterparty: Deutsche Bank AG Singapore

Receive a fixed rate equal to 4.900%
and pay a floating rate based
on a 3-month CD	02/13/11	400,000,000 KRW	(966)
Counterparty: Deutsche Bank AG Singapore

Receive a fixed rate equal to 10.850%
and pay a floating rate based
on the MXN-TIIE Index	03/05/15	800,000 MXN	7,319
Counterparty: Goldman Sachs

Receive a fixed rate equal to 18.000%
and pay a floating rate based
on the 6-Month BRR-CDI Index	01/02/07	599,000 BRL	4,139
Counterparty: Goldman Sachs

Receive a fixed rate equal to 0.670%
and pay a floating rate based
on 6-Month LIBOR	10/05/08	222,000,000 JPY	(19,499)
Counterparty: Morgan Stanley

Receive a floating rate based on the
6-Month LIBOR and pay a fixed rate
equal to 1.522%	10/05/13	65,000,000 JPY	15,640
Counterparty: Morgan Stanley

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2006 (Unaudited)(continued)

			Unrealized
	Termination	Notional	Appreciation
Type	Date	Principal	(Depreciation)
Receive a fixed rate equal to 9.510%
and pay a floating rate based
on the MXIB-TIIE Index	08/26/25	6,700,000 MXN	$(1,648)
Counterparty: Goldman Sachs

Receive a fixed rate equal to 9.500%
and pay a floating rate based
on the MXIB-TIIE Index	08/28/25	4,450,000 MXN	(971)
Counterparty: Goldman Sachs

Receive a fixed rate equal to 4.860%
and pay a floating rate based
on a 3-month CD	02/13/11	474,000,000 KRW	(2,293)
Counterparty: Deutsche Bank AG Singapore

Receive a fixed rate equal to 17.180%
and pay a floating rate based
on the 3-month BRR-CDI Index	01/02/08	4,648,000 USD	1,498,441
Counterparty: Goldman Sachs

Receive a fixed rate equal to 5.460%
and pay a floating rate based
on the 6-Month U.S. Treasury Index	05/13/15	730,000 USD	73,645
Counterparty: Deutsche Bank

Receive a floating rate based on the
6-month NIBOR Index and pay a fixed rate
equal to 4.220%.	02/06/12	20,210,000 NOK	30,736
Counterparty: UBS AG

Receive a fixed rate equal to 8.700%
and pay a floating rate based
on the MXIB-TIIE Index	02/05/16	13,500,000 MXN	(51,935)
Counterparty:

Receive a fixed rate equal to 9.990%
and pay a floating rate based
on the MXIB-TIIE Index	07/09/15	3,790,000 MXN	15,484
Counterparty: Lehman Brothers

Receive a fixed rate equal to 10.000%
and pay a floating rate based
on the MXIB-TIIE Index	07/09/15	3,830,000 MXN	14,776
Counterparty: Credit Suisse First Boston

Receive a fixed rate equal to 18.160%
and pay a floating rate based
on the BZDIOVRA Index	01/02/08	497,000 USD	189,391
Counterparty: Goldman Sachs

Receive a fixed rate equal to 8.140%
and pay a floating rate based
on the JIBAR 3-Month Index	05/18/10	2,210,000 ZAR	8,512
Counterparty: Morgan Stanley

Receive a fixed rate equal to 9.760%
and pay a floating rate based
on the MXN-TIIE Index	08/17/15	3,700,000 MXN	9,007
Counterparty: J.P. Morgan

Receive a fixed rate equal to 10.430%
and pay a floating rate based
on the MXIB-TIIE Index	05/29/15	3,400,000 MXN	22,900
Counterparty: Goldman Sachs

Receive a fixed rate equal to 10.300%
and pay a floating rate based
on the MXIB-TIIE Index	06/01/15	3,400,000 MXN	20,240
Counterparty: Goldman Sachs

Receive a fixed rate equal to 5.250%
and pay a floating rate based
on the 6-Month U.S. Treasury Index	06/23/15	390,000 USD	33,706
Counterparty: Deutsche Bank

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2006 (Unaudited)(continued)

			Unrealized
	Termination	Notional	Appreciation
Type	Date	Principal	(Depreciation)
Receive a fixed rate equal to 10.000%
and pay a floating rate based
on the MXIB-TIIE Index	05/29/15	1,920,000 MXN	$8,085
Counterparty: Goldman Sachs

Receive a fixed rate equal to 17.590%
and pay a floating rate based
on the 6-Month BRR-CDI Index	01/02/07	1,445,000 BRL	8,331
Counterparty: Morgan Stanley
Total Interest Rate Swap Agreements			$1,927,075

Information concerning the Credit Default Swap Agreements outstanding for the ING Oppenheimer Strategic Income Portfolio at December 31,2005, is shown below:

Mexican Government International Bond
Receive $900,000 in the event of default and pay 1.130%
Counterparty: Morgan Stanley	11/20/15	$900,000	$23,325

Bolivarian Republic of Venezuela
Receive $685,000 in the event of default and
pay 6-Month LIBOR + 2.200%
Counterparty: Morgan Stanley	05/20/10	685,000	21,715

Bolivarian Republic of Venezuela
Receive $125,000 in the event of default and
pay 6-Month LIBOR + 3.480%
Counterparty: Morgan Stanley	11/20/15	125,000	12,413

Peru
Receive $85,000 in the event of default and pay 1.280%
Counterparty: Deutsche Bank AG	02/20/11	85,000	(2,471)

Colombia
Receive $1,340,000 in the event of default and pay 1.320%
Counterparty: Deutsche Bank AG	03/20/11	1,340,000	2,216

Ukraine
Receive $800,000 in the event of default and pay 1.770%
Counterparty: Deutsche Bank AG	01/20/11	800,000	(3,670)

Russia
Receive $720,000 in the event of default and pay 0.645%
Counterparty: Deutsche Bank AG	01/20/11	720,000	3,255

Mexico
Receive $720,000 in the event of default and pay 0.645%
Counterparty: Morgan Stanley	01/20/11	720,000	(361)

Phillippines
Receive $1,185,000 in the event of default and pay 2.980%
Counterparty: Morgan Stanley	03/20/16	1,185,000	(18,526)

Ukraine
Receive $2,173,000 in the event of default and
pay 6-Month LIBOR + 1.650%
Counterparty: Morgan Stanley	10/20/10	2,173,000	(12,833)

Phillippines
Receive $1,500,000 in the event of default and pay 3.690%
Counterparty: Deutsche Bank	09/20/15	1,500,000	(75,358)

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Strategic Income Portfolio	as of March 31, 2006 (Unaudited)(continued)

			Unrealized
	Termination	Notional	Appreciation
Type	Date	Principal	(Depreciation)
Republic of Venezuela
Receive $550,000 in the event of default and
pay 6-Month LIBOR + 4.000%
Counterparty: Morgan Stanley	05/20/10	$550,000	$60,610

Republic of Colombia
Receive $360,000 in the event of default and pay 3.700%
Counterparty: Morgan Stanley	08/20/15	360,000	(43,140)

Peru
Receive 1.820% and pay $1,340,000 in the event of default
Counterparty: Deutsche Bank AG	03/20/11	1,340,000	(17,936)

Indonesia
Receive $300,000 in the event of default and pay 1.670%
Counterparty: Morgan Stanley	06/20/11	300,000	(660)

Hungary
Receive $745,000 in the event of default and pay 0.400%
Counterparty: Citigroup Global Markets	12/20/15	745,000	11,276

Ukraine
Receive $335,000 in the event of default and pay 1.840%
Counterparty: Deutsche Bank AG	03/20/11	335,000	(441)

Ukraine
Receive $335,000 in the event of default and pay 1.880%
Counterparty: Deutsche Bank AG	03/20/11	335,000	(1,772)

Mexico
Receive $1,200,000 in the event of default and pay 0.645%
Counterparty: Morgan Stanley	03/20/11	1,200,000	1,033

Indonesia
Receive $300,000 in the event of default and pay 1.680%
Counterparty: Morgan Stanley	03/20/11	300,000	(334)

Total Credit Default Swap Agreements			$(41,659)
Total Swap Agreements			$1,885,416

			PORTFOLIO OF INVESTMENTS
ING OpCap Balanced Value Portfolio			as of March 31, 2006 (Unaudited)
Shares			Value

COMMON STOCK: 57.7%

		Biotechnology: 2.8%
74,600	@, L	Biogen Idec, Inc.	$3,513,660
			3,513,660
		Commercial Services: 4.2%
69,140	@, L	Apollo Group, Inc.	3,630,541
33,200	@	ChoicePoint, Inc.	1,485,700
			5,116,241
		Computers: 3.9%
83,300	@, L	Cadence Design Systems, Inc.	1,540,217
110,700	@	Dell, Inc.	3,294,432
			4,834,649
		Diversified Financial Services: 8.0%
95,100		Citigroup, Inc.	4,491,573
108,600	L	Countrywide Financial Corp.	3,985,620
34,000		JPMorgan Chase & Co.	1,415,760
			9,892,953
		Insurance: 6.7%
34,400		AMBAC Financial Group, Inc.	2,738,240
40,800		American International Group, Inc.	2,696,472
34,500		Hartford Financial Services Group, Inc.	2,778,975
			8,213,687
		Internet: 1.3%
66,000	@	McAfee, Inc.	1,605,780
			1,605,780
		Leisure Time: 3.4%
99,100	@, L	Royal Caribbean Cruises Ltd.	4,164,182
			4,164,182
		Mining: 0.8%
19,300	@@, L	Inco Ltd.	962,877
			962,877
		Miscellaneous Manufacturing: 2.7%
45,300		Eaton Corp.	3,305,541
			3,305,541
		Oil & Gas: 4.1%
61,700	L	ConocoPhillips	3,896,355
27,300		XTO Energy, Inc.	1,189,461
			5,085,816
		Pharmaceuticals: 8.1%
207,200		Pfizer, Inc.	5,163,424
102,200	@@, L	Sanofi-Synthelabo SA ADR	4,849,390
			10,012,814

			PORTFOLIO OF INVESTMENTS
ING OpCap Balanced Value Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 57.7% (continued)

		Retail: 3.1%
40,900		Best Buy Co., Inc.	$2,287,537
55,700		Family Dollar Stores, Inc.	1,481,620
			3,769,157
		Semiconductors: 2.4%
290,200	@@, L	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,919,412
			2,919,412
		Telecommunications: 6.2%
82,500	@	Cisco Systems, Inc.	1,787,775
254,000		Motorola, Inc.	5,819,141
			7,606,916
		Total Common Stock
		(Cost $64,388,762)	71,003,685

Principal Amount			Value

CORPORATE BONDS/NOTES: 21.4%

		Aerospace/Defense:1.5%
$605,000	C	General Dynamics Corp., 2.125%, due 05/15/06	$603,162
615,000		Northrop Grumman Corp., 4.079%, due 11/16/06	610,697
685,000	C	Raytheon Co., 6.750%, due 08/15/07	695,946
			1,909,805
		Banks:1.3%
610,000		Keycorp, 2.750%, due 02/27/07	593,817
510,000		US Bank National Association, 2.850%, due 11/15/06	502,953
500,000		Wachovia Corp., 4.950%, due 11/01/06	499,070
			1,595,840
		Chemicals: 0.4%
535,000	C	EI Du Pont de Nemours & Co., 4.125%, due 04/30/10	510,076
			510,076
		Commercial Services: 0.2%
260,000		Cendant Corp., 6.875%, due 08/15/06	261,269
			261,269
		Cosmetics/Personal Care: 0.5%
655,000	C, L	Procter & Gamble Co., 3.500%, due 12/15/08	627,441
			627,441
		Diversified Financial Services: 7.1%
360,000		American Express Credit Corp., 3.000%, due 05/16/08	344,033
505,000	L	American Express Credit Corp., 5.000%, due 12/02/10	497,562
620,000	C	Ameriprise Financial, Inc., 5.350%, due 11/15/10	614,357
570,000		Bear Stearns Cos., Inc., 7.800%, due 08/15/07	588,759
375,000	C, L	Boeing Capital Corp., 6.500%, due 02/15/12	395,141
200,000	L	CIT Group, Inc., 7.750%, due 04/02/12	220,715
405,000	L	Citigroup, Inc., 5.000%, due 03/06/07	404,019
300,000	L	Citigroup, Inc., 6.000%, due 02/21/12	307,731
710,000	C	Credit Suisse First Boston USA, Inc., 5.750%, due 04/15/07	713,425
450,000		General Electric Capital Corp., 4.875%, due 10/21/10	441,247
300,000	L	General Electric Capital Corp., 6.000%, due 06/15/12	308,494
400,000		Goldman Sachs Group, Inc., 5.700%, due 09/01/12	402,491
400,000		Household Finance Corp., 7.000%, due 05/15/12	428,080
610,000		International Lease Finance Corp., 5.625%, due 06/01/07	610,476

			PORTFOLIO OF INVESTMENTS
ING OpCap Balanced Value Portfolio			as of March 31, 2006 (Unaudited)(continued)
Principal Amount			Value

CORPORATE BONDS/NOTES: 21.4% (continued)

$520,000		John Deere Capital Corp., 3.875%, due 03/07/07	$513,567
705,000		JPMorgan Chase & Co., 5.250%, due 05/30/07	704,086
740,000		Merrill Lynch & Co., Inc., 3.700%, due 04/21/08	719,410
500,000	L	SLM Corp., 4.500%, due 07/26/10	477,674
			8,691,267
		Electric: 0.5%
625,000	+	Dominion Resources, Inc., 3.660%, due 11/15/06	618,604
			618,604
		Environmental Control: 0.1%
125,000	C	Waste Management, Inc., 6.500%, due 11/15/08	128,283
			128,283
		Food: 2.5%
610,000		General Mills, Inc., 2.625%, due 10/24/06	600,113
645,000	C	Kellogg Co., 2.875%, due 06/01/08	612,698
615,000		Kraft Foods, Inc., 4.625%, due 11/01/06	612,883
520,000	C, L	Safeway, Inc., 4.800%, due 07/16/07	515,598
710,000	C	Tyson Foods, Inc., 7.250%, due 10/01/06	716,225
			3,057,517
		Insurance: 0.5%
640,000	C	Berkshire Hathaway, Inc., 3.375%, due 10/15/08	613,320
			613,320
		Media: 1.2%
400,000		Historic TW, Inc., 8.110%, due 08/15/06	403,752
100,000		News America Holdings, 9.250%, due 02/01/13	118,080
360,000		Viacom, Inc., 5.625%, due 05/01/07	359,879
605,000		Walt Disney Co., 5.375%, due 06/01/07	605,296
			1,487,007
		Mining: 0.5%
630,000	C	Alcoa, Inc., 4.250%, due 08/15/07	620,675
			620,675
		Miscellaneous Manufacturing: 0.4%
510,000	@@	Tyco International Group SA, 5.800%, due 08/01/06	510,643
			510,643
		Oil & Gas: 1.5%
720,000	@@, C, L	ChevronTexaco Capital Co., 3.500%, due 09/17/07	703,683
695,000	C	Marathon Oil Corp., 5.375%, due 06/01/07	695,553
405,000	C	Valero Energy Corp., 6.125%, due 04/15/07	408,167
			1,807,403
		Pipelines: 0.6%
700,000		Duke Capital LLC, 4.302%, due 05/18/06	699,570
			699,570
		Retail: 0.5%
630,000	C, L	CVS Corp., 3.875%, due 11/01/07	616,114
			616,114
		Savings & Loans: 0.3%
425,000		World Savings Bank FSB, 4.125%, due 03/10/08	415,248
			415,248

			PORTFOLIO OF INVESTMENTS
ING OpCap Balanced Value Portfolio			as of March 31, 2006 (Unaudited)(continued)
Principal Amount				Value

CORPORATE BONDS/NOTES: 21.4% (continued)

			Telecommunications: 1.3%
$385,000	C		AT&T Wireless Services, Inc., 7.500%, due 05/01/07	$393,851
630,000			Motorola, Inc., 4.608%, due 11/16/07	623,181
350,000	C		Verizon Global Funding Corp., 7.250%, due 12/01/10	372,006
200,000	C, L		Verizon Global Funding Corp., 7.375%, due 09/01/12	216,894
				1,605,932

			Transportation: 0.5%
625,000			FedEx Corp., 2.650%, due 04/01/07	607,711
				607,711

			Total Corporate Bonds/Notes
			(Cost $26,801,076)	26,383,725

			Total Long-Term Investments
			(Cost $91,189,838)	97,387,410

SHORT TERM INVESTMENTS: 39.4%

			U.S. Government Agency Obligations: 18.6%
22,840,000			Federal Home Loan Bank, 4.400%, due 04/03/06	22,831,625

			Total U.S. Government Agency Obligations
			(Cost $22,831,625)	22,831,625

			Securities Lending Collateralcc: 20.8%
25,598,747			The Bank of New York Institutional Cash Reserves Fund	25,598,747

			Total Securities Lending Collateral
			(Cost $25,598,747)	25,598,747

			Total Short-Term Investments
			(Cost $48,430,372)	48,430,372

			Total Investments in Securities
		(Cost $139,620,210)*	118.5%	$145,817,782
		Other Assets and Liabilities—Net	(18.5)	(22,779,754)
		Net Assets	100.0%	$123,038,028

	@		Non-income producing security
	@@		Foreign Issuer
	ADR		American Depositary Receipt
	+		Step-up basis bonds. Interest rates shown reflect current coupon rates.
	C		Bond may be called prior to maturity date.
	cc		Securities purchased with cash collateral for securities loaned.
	L		Loaned security, a portion or all of the security is on loan at March 31, 2006.

	*		Cost for federal income tax purposes is $139,757,149.
			Net unrealized appreciation consists of:
			Gross Unrealized Appreciation	$7,822,429
			Gross Unrealized Depreciation	(1,761,796)
			Net Unrealized Appreciation	$6,060,633

			PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio			as of March 31, 2006 (Unaudited)
Shares			Value

COMMON STOCK: 6.7%

		Chemicals: 0.5%
2,100		Air Products & Chemicals, Inc.	$141,099
			141,099
		Electric: 0.8%
4,700	@	NRG Energy, Inc.	212,534
			212,534
		Electrical Components & Equipment: 0.5%
4,800	@	General Cable Corp.	145,584
			145,584
		Gas: 0.5%
4,500		WGL Holdings, Inc.	136,890
			136,890
		Healthcare — Products: 0.5%
2,600		Beckman Coulter, Inc.	141,882
			141,882
		Oil & Gas: 0.3%
1,100		Tesoro Petroleum Corp.	75,174
			75,174
		Real Estate Investment Trust: 3.6%
6,100		Equity Office Properties Trust	204,838
4,200		General Growth Properties, Inc.	205,254
4,400		Liberty Property Trust	207,504
4,500		Mack-Cali Realty Corp.	216,000
3,000		Saul Centers, Inc.	131,730
			965,326
		Total Common Stock
		(Cost $1,774,271)	1,818,489

PREFERRED STOCK: 5.4%
		Mining: 3.7%
800		Freeport-McMoRan Copper & Gold, Inc.	1,027,700
			1,027,700
		Savings & Loans: 1.7%
10,000		Sovereign Capital Trust	456,250
			456,250
		Total Preferred Stock
		(Cost $1,433,850)	1,483,950

			PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio			as of March 31, 2006 (Unaudited)(continued)
Principal Amount			Value

CONVERTIBLE BONDS: 6.6%

		Advertising: 1.5%
$400,000		Interpublic Group of Cos., Inc., 4.500%, due 03/15/23	$416,000
			416,000
		Chemicals: 2.2%
375,000		Millennium Chemicals, Inc., 4.000%, due 11/15/23	599,063
			599,063
		Pharmaceuticals: 1.1%
300,000		Cubist Pharmaceuticals, Inc., 5.500%, due 11/01/08	291,375
			291,375
		Semiconductors: 1.8%
500,000		Brooks Automation, Inc., 4.750%, due 06/01/08	488,125
			488,125
		Total Convertible Bonds
		(Cost $1,892,939)	1,794,563

CORPORATE BONDS/NOTES: 79.7%

		Advertising: 1.2%
350,000		Interpublic Group of Cos, Inc., 7.250%, due 08/15/11	331,625
			331,625
		Aerospace/Defense: 9.3%
1,350,000		DRS Technologies, Inc., 6.875%, due 11/01/13	1,356,750
1,150,000		Esterline Technologies Corp., 7.750%, due 06/15/13	1,187,375
			2,544,125
		Biotechnology: 0.9%
250,000		Bio-Rad Laboratories, Inc., 6.125%, due 12/15/14	241,250
			241,250
		Building Materials: 2.7%
700,000		Texas Industries, Inc., 7.250%, due 07/15/13	724,500
			724,500
		Chemicals: 4.2%
550,000		Millennium America, Inc., 7.625%, due 11/15/26	471,625
675,000	@@	Nova Chemicals Corp., 7.400%, due 04/01/09	682,594
			1,154,219
		Coal: 2.7%
750,000	#	Massey Energy Co., 6.875%, due 12/15/13	738,750
			738,750
		Distribution/Wholesale: 2.5%
675,000	#	Wesco Distribution, Inc., 7.500%, due 10/15/17	688,500
			688,500
		Electric: 4.9%
500,000	#	Allegheny Energy, Inc., 8.250%, due 04/15/12	550,625
750,000		CMS Energy Corp., 7.750%, due 08/01/10	789,375
			1,340,000
		Electrical Components & Equipment: 2.1%
525,000		General Cable Corp., 9.500%, due 11/15/10	569,625
			569,625

			PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio			as of March 31, 2006 (Unaudited)(continued)
Principal Amount			Value

CORPORATE BONDS/NOTES: 79.7% (continued)

		Electronics: 4.8%
$525,000		Arrow Electronics, Inc., 6.875%, due 06/01/18	$535,777
750,000		Itron, Inc., 7.750%, due 05/15/12	774,375
			1,310,152
		Forest Products & Paper: 2.6%
750,000		Bowater, Inc., 6.500%, due 06/15/13	703,125
			703,125
		Household Products/Wares: 3.2%
850,000		Scotts Miracle-Gro Co., 6.625%, due 11/15/13	858,500
			858,500
		Machinery — Construction & Mining: 2.5%
650,000		JLG Industries, Inc., 8.375%, due 06/15/12	685,750
			685,750
		Machinery — Diversified: 7.2%
750,000		Gardner Denver, Inc., 8.000%, due 05/01/13	791,250
1,150,000		Manitowoc Co., 7.125%, due 11/01/13	1,178,750
			1,970,000
		Metal Fabricate/Hardware: 2.6%
750,000		Mueller Industries, Inc., 6.000%, due 11/01/14	708,750
			708,750
		Mining: 1.8%
500,000	@@, #	Novelis, Inc., 7.250%, due 02/15/15	482,500
			482,500
		Oil & Gas: 2.5%
250,000		Pogo Producing Co., 6.625%, due 03/15/15	247,500
200,000		Tesoro Corp., 6.250%, due 11/01/12	198,341
250,000	#	Tesoro Corp. - Series 144A, 6.250%, due 11/01/12	246,875
			692,716
		Pharmaceuticals: 1.6%
425,000		Valeant Pharmaceuticals International, 7.000%, due 12/15/11	422,875
			422,875
		Real Estate: 4.4%
1,200,000		Forest City Enterprises, Inc., 6.500%, due 02/01/17	1,191,000
			1,191,000
		Real Estate Investment Trust: 6.3%
550,000		BF Saul Reit, 7.500%, due 03/01/14	566,500
400,000		Crescent Real Estate Equities LP, 9.250%, due 04/15/09	419,660
250,000		MeriStar Hospitality Corp., 9.000%, due 01/15/08	266,250
400,000		MeriStar Hospitality Corp., 9.125%, due 01/15/11	465,000
			1,717,410
		Retail: 5.6%
650,000		Brown Shoe Co., Inc., 8.750%, due 05/01/12	689,000
400,000		JC Penney Corp., Inc., 7.625%, due 03/01/97	405,819
475,000		PEP Boys-Manny Moe & Jack, 7.500%, due 12/15/14	429,875
			1,524,694
		Telecommunications: 4.1%
750,000		Anixter International, Inc., 5.950%, due 03/01/15	699,714
350,000		Corning, Inc., 8.875%, due 08/15/21	415,481
			1,115,195

		PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio		as of March 31, 2006 (Unaudited)(continued)
			Value

CORPORATE BONDS/NOTES: 79.7% (continued)

	Total Corporate Bonds/Notes
	(Cost $21,741,085)		$21,715,261

	Total Investments in Securities
	(Cost $26,842,145)*	98.4%	$26,812,263
	Other Assets and Liabilities—Net	1.6	432,483
	Net Assets	100.0%	$27,244,746

@	Non-income producing security
@@	Foreign Issuer
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

*	Cost for federal income tax purposes is the same as for financial statement purposes.
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation		$264,478
	Gross Unrealized Depreciation		(294,360)
	Net Unrealized Depreciation		$(29,882)

			PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio			as of March 31, 2006 (Unaudited)
Principal Amount			Value

CORPORATE BONDS/NOTES: 1.6%

		Auto Manufacturers: 0.2%
$500,000	@@	DaimlerChrysler NA Holding Corp., 5.100%, due 03/07/07	$500,313
			500,313
		Diversified Financial Services: 0.4%
150,000	L	CIT Group, Inc., 7.750%, due 04/02/12	165,536
100,000	S	Citigroup, Inc., 5.625%, due 08/27/12	100,677
600,000		Ford Motor Credit Co., 5.800%, due 01/12/09	548,291
400,000		Ford Motor Credit Co., 7.000%, due 10/01/13	358,264
100,000		Ford Motor Credit Co., 7.375%, due 02/01/11	92,087
100,000	C	Morgan Stanley, 5.300%, due 03/01/13	97,939
			1,362,794
		Electric: 0.4%
300,000	S, C	Columbus Southern Power Co., 6.600%, due 03/01/33	312,487
100,000	C	Entergy Gulf States, Inc., 3.600%, due 06/01/08	95,689
700,000	C	NRG Energy, Inc., 7.375%, due 02/01/16	716,625
			1,124,801
		Healthcare — Services: 0.1%
340,000	C	HCA, Inc., 5.250%, due 11/06/08	335,855
			335,855
		Oil & Gas: 0.1%
100,000	@@	Pemex Project Funding Master Trust, 7.375%, due 12/15/14	107,000
200,000	@@	Pemex Project Funding Master Trust, 8.625%, due 02/01/22	236,500
100,000		Pemex Project Funding Master Trust, 9.250%, due 03/30/18	123,250
			466,750
		Pipelines: 0.2%
200,000	L, C	El Paso Corp., 7.750%, due 01/15/32	202,500
300,000	#, L	Williams Cos, Inc., 6.375%, due 10/01/10	298,500
			501,000
		Telecommunications: 0.2%
24,000	C	AT&T Corp., 9.050%, due 11/15/11	25,974
30,000	S, C	AT&T Wireless Services, Inc., 7.875%, due 03/01/11	32,916
200,000	C	Qwest Corp., 8.875%, due 03/15/12	224,500
400,000	S, C	SBC Communications, Inc., 4.125%, due 09/15/09	382,810
			666,200
		Total Corporate Bonds/Notes
		(Cost $4,902,454)	4,957,713

U.S. GOVERNMENT AGENCY OBLIGATIONS: 57.8%

		Federal Government Loan Mortgage Corporation: 11.7%
647,028	S, C	2.750%, due 02/15/12	642,915
1,900,000	C	3.000%, due 05/15/22	1,820,317
516,928	S, C	3.500%, due 03/15/10	515,188
1,900,000	S, C	3.500%, due 05/15/22	1,859,643
2,200,000	S, C	3.500%, due 11/15/22	2,123,056

			PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio			as of March 31, 2006 (Unaudited)(continued)
Principal Amount			Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 57.8% (continued)

$45,956	C	3.500%, due 07/15/32	$43,567
5,186,535	C	4.000%, due 06/15/22	5,108,895
2,800,000	C	4.500%, due 11/15/13	2,758,213
1,000,113	C	4.818%, due 10/25/44	1,006,385
115,241	C	5.000%, due 09/15/16	114,517
5,672,407	C	5.000%, due 12/15/23	5,627,067
4,288,979	C	5.000%, due 01/15/24	4,267,770
2,600,000	S, C	5.000%, due 07/15/24	2,576,673
496,345		5.000%, due 08/01/35	472,528
982,138		5.000%, due 09/01/35	935,010
48,224	C	5.149%, due 05/15/29	48,218
34,974		5.500%, due 08/01/07	35,101
230,192		5.500%, due 03/01/23	226,999
494,800		5.500%, due 05/01/23	487,938
53,217		5.500%, due 08/15/30	53,075
1,000,000	W	5.500%, due 04/01/33	976,562
486,482		5.500%, due 05/01/35	475,282
2,647,209	S	5.500%, due 05/01/35	2,586,264
9,669		6.000%, due 10/01/17	9,790
44,345		6.000%, due 02/01/22	44,651
1,018,743	S	6.000%, due 03/01/23	1,025,364
683,889	C	6.375%, due 03/25/24	717,423
			36,558,411
		Federal Home Loan Mortgage Corporation: 0.0%
119,076		5.707%, due 04/01/32	121,798
			121,798
		Federal National Mortgage Association: 46.1%
5,941,943		3.854%, due 10/01/33	5,797,867
689,035		4.000%, due 08/25/09	685,612
3,251,992		4.195%, due 11/01/34	3,201,869
2,299,641		4.438%, due 02/01/35	2,275,651
482,148		4.678%, due 10/01/44	482,571
487,163	S	4.691%, due 11/28/35	487,374
3,900,000	S	4.810%, due 09/22/06	3,899,832
734,708		4.818%, due 10/01/44	739,416
7,847	C	4.880%, due 05/25/34	7,823
429,676		4.938%, due 03/25/34	430,254
1,094,192		4.994%, due 09/01/34	1,078,270
141,493		5.000%, due 05/01/18	138,270
943,000		5.000%, due 11/01/18	921,516
514,561		5.000%, due 02/01/19	502,270
92,803		5.000%, due 08/01/19	90,587
477,222		5.000%, due 10/01/19	465,823
8,000,000	W	5.000%, due 04/15/21	7,800,000
5,537,938		5.000%, due 06/25/27	5,486,629
769,709		5.000%, due 08/01/35	733,195
455,736	S	5.000%, due 11/01/35	434,116
177,914		5.495%, due 12/01/36	177,931
149,881		5.500%, due 03/01/16	149,395
293,955		5.500%, due 06/01/23	289,817
783,038		5.500%, due 02/01/24	772,016
103,414		5.500%, due 05/01/33	101,178
42,956		5.500%, due 07/01/33	42,027
822,789	S	5.500%, due 11/01/33	805,001
308,697		5.500%, due 11/01/33	302,024
210,681		5.500%, due 12/01/33	206,126
493,367		5.500%, due 04/01/34	482,701
95,510		5.500%, due 10/01/34	93,396
829,773	S	5.500%, due 11/01/34	811,410

			PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio			as of March 31, 2006 (Unaudited)(continued)
Principal Amount			Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 57.8% (continued)

$328,702		5.500%, due 12/01/34	$321,427
853,365		5.500%, due 12/01/34	834,479
44,080	S	5.500%, due 12/01/34	43,104
485,021		5.500%, due 01/01/35	474,287
927,189	S	5.500%, due 01/01/35	906,669
8,756,116	S	5.500%, due 02/01/35	8,562,333
13,677,152		5.500%, due 02/01/35	13,374,461
33,676		5.500%, due 04/01/35	32,892
113,226		5.500%, due 04/01/35	110,589
36,642		5.500%, due 04/01/35	35,789
854,948		5.500%, due 05/01/35	835,040
51,053		5.500%, due 05/01/35	49,864
31,500,000	W	5.500%, due 05/01/35	30,722,328
2,947,375	S	5.500%, due 05/01/35	2,878,745
792,130		5.500%, due 06/01/35	773,685
784,168		5.500%, due 06/01/35	765,909
861,105		5.500%, due 07/01/35	841,054
710,144		5.500%, due 07/01/35	693,608
45,698		5.500%, due 08/01/35	44,634
2,381,105		5.500%, due 08/01/35	2,325,661
2,922,500		5.500%, due 08/01/35	2,854,449
482,259		5.500%, due 08/01/35	471,030
464,121		5.500%, due 09/01/35	453,314
7,357,134		5.500%, due 09/01/35	7,185,821
216,093		5.500%, due 10/01/35	211,061
872,711		5.500%, due 12/01/35	852,390
200,020		5.500%, due 03/01/36	195,332
99,990		5.500%, due 04/01/36	97,646
16,000,000	W	5.500%, due 04/15/36	15,620,000
31,889		5.649%, due 02/01/20	32,545
293,495		5.766%, due 04/01/32	291,567
32,469		5.797%, due 09/01/31	33,208
3,109,000		5.830%, due 02/01/33	3,102,155
152,653		6.000%, due 04/01/17	154,824
421,614		6.000%, due 06/01/17	427,610
75,417		6.000%, due 01/01/18	76,490
48,699		6.000%, due 12/01/18	49,082
548,304		6.000%, due 04/01/22	551,770
1,185,905	S	6.000%, due 06/01/22	1,193,402
228,180		6.000%, due 01/01/23	229,623
230,707		6.344%, due 04/25/24	239,907
175,486		6.500%, due 03/01/17	179,746
45,415		6.500%, due 07/01/29	46,573
5,102,995		7.500%, due 08/25/35	5,286,312
			144,354,382
		Government National Mortgage Association: 0.0%
60,466	C	5.151%, due 03/16/32	60,900
			60,900
		Total U.S. Government Agency Obligations
		(Cost $184,270,934)	181,095,491

U.S. TREASURY OBLIGATIONS: 7.9%

		U.S. Treasury Bond: 4.0%
1,700,000		6.250%, due 08/15/23	1,928,572
300,000	L	7.250%, due 08/15/22	372,117
6,100,000	L	8.750%, due 05/15/17	8,052,482
1,700,000	S	8.875%, due 08/15/17	2,270,430
			12,623,601

			PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio			as of March 31, 2006 (Unaudited)(continued)
Principal Amount			Value

U.S. TREASURY OBLIGATIONS: 7.9% (continued)

		U.S. Treasury Inflation-Indexed Bond: 3.9%
$1,400,000		1.875%, due 07/15/13	$1,468,287
700,000	S, L	1.875%, due 07/15/15	686,547
1,200,000	S	2.000%, due 07/15/14	1,231,591
1,800,000		2.000%, due 01/15/16	1,745,079
5,500,000	L	3.375%, due 01/15/07	6,959,688
			12,091,192
		Total U.S. Treasury Obligations
		(Cost $25,419,028)	24,714,793

ASSET-BACKED SECURITIES: 1.5%

		Home Equity Asset Backed Securities: 1.2%
706,874	#, S, C	AAA Trust, 4.681%, due 11/26/35	708,169
1,010,229	C	ACE Securities Corp., 4.928%, due 10/25/35	1,011,048
1,068,305	C	Argent Securities, Inc., 4.918%, due 11/25/35	1,069,171
568,535	C	New Century Home Equity Loan Trust, 4.908%, due 07/25/35	568,845
375,286	C	New Century Home Equity Loan Trust, 4.928%, due 09/25/35	375,569
			3,732,802
		Other Asset Backed Securities: 0.3%
558,443	C	Countrywide Asset-Backed Certificates, 4.898%, due 12/25/35	558,698
151,750	#, S, C	Quest Trust, 5.380%, due 06/25/34	152,205
7,043	C	Residential Asset Mortgage Products, Inc., 4.958%, due 05/25/26	7,046
119,622	C	Residential Asset Mortgage Products, Inc., 5.158%, due 11/25/33	119,696
28,482	S, C	Structured Asset Securities Corp., 5.318%, due 05/25/32	28,742
			866,387
		Total Asset-Backed Securities
		(Cost $4,594,567)	4,599,189

COLLATERALIZED MORTGAGE OBLIGATIONS: 9.5%

		Agency Collateral CMO: 1.6%
5,170,744	C	FHLMC Structured Pass Through Securities, 5.018%, due 07/25/44	5,197,393
			5,197,393
		Agency Collateral PAC CMO: 0.1%
246,250		Fannie Mae, 3.500%, due 04/25/17	243,792
11,043		Fannie Mae, 5.000%, due 04/25/14	11,011
			254,803
		Commercial Mortgage Backed Securities: 0.0%
33,755	#, S	Banc of America Large Loan, 4.949%, due 11/15/15	33,781
			33,781
		Whole Loan Collateral CMO: 7.2%
813,804	C	Adjustable Rate Mortgage Trust, 4.620%, due 05/25/35	798,192
1,120,883	C	American Home Mortgage Investment Trust, 4.390%, due 02/25/45	1,091,183
1,147,731	C	Banc of America Funding Corp., 4.115%, due 05/25/35	1,111,635
918,390	C	Banc of America Mortgage Securities, 3.994%, due 07/25/33	875,022
494,886	C	Banc of America Mortgage Securities, 5.000%, due 05/25/34	475,582
300,073	S, C	Banc of America Mortgage Securities, 5.268%, due 01/25/34	301,819
1,185,590	C	Bear Stearns Adjustable Rate Mortgage Trust, 4.750%, due 10/25/35	1,168,526
33,259	C	Bear Stearns Adjustable Rate Mortgage Trust, 5.932%, due 06/25/32	33,122
766,783	S,C	Bear Stearns Alt-A Trust, 5.416%, due 05/25/35	762,810

			PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio			as of March 31, 2006 (Unaudited)(continued)
Principal Amount			Value

COLLATERALIZED MORTGAGE OBLIGATIONS: 9.5% (continued)

$1,110,106	C	Citigroup Mortgage Loan Trust, Inc., 4.699%, due 08/25/35	$1,084,621
1,265,430	S,C	Countrywide Alternative Loan Trust, 4.780%, due 09/30/35	1,266,270
1,147,001	C	Countrywide Alternative Loan Trust, 4.780%, due 09/30/35	1,148,008
151,161	S, C	Countrywide Home Loan Mortgage Pass Through Trust, 5.098%, due 08/25/34	151,392
629,229	S, C	Countrywide Home Loan Mortgage Pass Through Trust, 5.138%, due 03/25/35	630,628
1,935,811	#, S, C	Countrywide Home Loan Mortgage Pass Through Trust, 5.158%, due 06/25/35	1,943,242
209,030	S, C	CS First Boston Mortgage Securities Corp., 5.750%, due 09/22/17	204,064
820,688	C	Downey Savings & Loan Association Mortgage Loan Trust, 5.702%, due 07/19/44	831,857
473,423	C	GMAC Mortgage Corp. Loan Trust, 5.500%, due 09/25/34	467,138
405,081	C	GSR Mortgage Loan Trust, 3.404%, due 06/25/34	396,480
1,185,781	C	GSR Mortgage Loan Trust, 4.541%, due 09/25/35	1,159,323
15,076	C	GSR Mortgage Loan Trust, 6.000%, due 03/25/32	14,978
824,993	C	Harborview Mortgage Loan Trust, 4.996%, due 05/19/35	826,424
59,281	S, C	Residential Funding Mtg Sec I, 6.500%, due 03/25/32	59,310
602,436	S, C	Sequoia Mortgage Trust, 5.126%, due 07/20/33	605,707
90,007	S, C	Washington Mutual, Inc., 4.600%, due 02/27/34	88,378
127,231	C	Washington Mutual, Inc., 4.878%, due 08/25/42	126,017
802,477	S, C	Washington Mutual, Inc., 5.088%, due 12/25/27	802,406
602,519	S, C	Washington Mutual, Inc., 5.128%, due 01/25/45	605,378
625,370	S, C	Washington Mutual, Inc., 5.138%, due 01/25/45	626,248
1,833,785	S, C	Wells Fargo Mortgage Backed Securities Trust, 3.989%, due 12/25/34	1,782,977
1,034,253	S, C	Wells Fargo Mortgage Backed Securities Trust, 4.362%, due 05/25/35	1,017,318
			22,456,055
		Whole Loan Collateral PAC: 0.6%
1,388,488	S, C	RAAC Series, 5.000%, due 09/25/34	1,365,882
256,434	S, C	Residential Accredit Loans, Inc., 5.218%, due 03/25/33	257,178
311,774	C	Residential Asset Securitization Trust, 5.218%, due 05/25/33	313,905
			1,936,965

		Total Collateralized Mortgage Obligations
		(Cost $30,126,784)	29,878,997

MUNICIPAL BONDS: 1.8%

		Municipal: 1.8%
250,000	C	Akron, OH, 5.000%, due 12/01/33	258,825
200,000	C	Badger TOB Asset Securitization Corp., 6.125%, due 06/01/27	211,472
800,000	S, C	Badger TOB Asset Securitization Corp., 6.375%, due 06/01/32	857,688
390,000		City of San Antonio, TX, 5.000%, due 02/01/10	407,187
100,000	S	Energy Northwest, 5.500%, due 07/01/12	108,663
50,000		Energy Northwest, 7.680%, due 07/01/15	60,346
200,000	C	Florida State Board of Education, 5.000%, due 06/01/32	206,476
100,000	C	Golden State Tobacco Securitization Corp., 6.250%, due 06/01/33	109,065
300,000	C	Golden State Tobacco Securitization Corp., 6.750%, due 06/01/39	337,758
100,000	C	Kettering City School District, 5.000%, due 12/01/30	103,858
300,000	C	New York City Municipal Water Finance Authority, 6.622%, due 06/15/38	319,608
645,000	C	New York City Municipal Water Finance Authority, 6.690%, due 06/15/34	680,191
450,000	C	Orange County Sanitation District, 6.700%, due 02/01/33	478,881
300,000	C	State of Texas, 6.147%, due 04/01/35	302,178
890,000	C	Texas State University, 5.000%, due 03/15/30	922,850
100,000	S, C	Tobacco Settlement Financing Corp., 5.875%, due 05/15/39	105,097
200,000	S, C	Tobacco Settlement Financing Corp., 6.250%, due 06/01/42	208,572
			5,678,715

		Total Municipal Bonds
		(Cost $5,486,064)	5,678,715

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2006 (Unaudited)(continued)
Principal Amount	Value

OTHER BONDS: 11.2%

Foreign Government Bonds: 11.2%
$9,780,000	@@	Belgium Treasury Bill, 2.540%, due 06/15/06	$11,773,639
24,000	@@, C	Brazil Government Bond, 5.188%, due 04/15/06	24,006
143,301	@@, C	Brazil Government Bond, 5.250%, due 04/15/09	143,344
592,658	@@, C	Brazil Government Bond, 5.250%, due 04/15/12	593,843
280,000	@@, L	Brazil Government Bond, 10.710%, due 06/29/09	325,150
738,000	@@, L	Brazilian Government International Bond, 8.000%, due 01/15/18	801,099
1,100,000	@@	Deutsche Bundesrepublik, 4.250%, due 01/04/14	1,377,047
600,000	@@	Deutsche Bundesrepublik, 4.250%, due 07/04/14	751,571
1,000,000	@@	Dutch Treasury Certificate, 2.440%, due 04/28/06	1,207,913
600,000	@@, #	Export-Import Bank of China, 4.875%, due 07/21/15	565,773
4,000,000	@@	Finland Government Bond, 2.750%, due 07/04/06	4,841,795
4,860,000	@@	French Discount T-Bill, 2.610%, due 05/24/06	5,858,368
2,000,000	@@	German Treasury Bill, 2.610%, due 07/12/06	2,402,752
620,000	@@	German Treasury Bill, 2.670%, due 08/16/06	742,752
400,000	@@, #	Hong Kong Government Bond, 5.125%, due 08/01/14	391,311
150,000	@@	Mexico Government Bond, 8.125%, due 12/30/19	176,625
300,000	@@	Mexico Government Bond, 8.300%, due 08/15/31	363,300
250,000	@@, L	Panama Government Bond, 8.875%, due 09/30/27	305,000
84,000	@@	Panama Government Bond, 9.625%, due 02/08/11	97,230
32,000	@@, L	Panama Government International Bond, 6.700%, due 01/26/36	32,096
100,000	@@, L	Peru Government Bond, 9.125%, due 01/15/08	105,500
340,000	@@	Peru Government Bond, 9.125%, due 02/21/12	385,900
60,000	@@	Russia Government Bond, 8.250%, due 03/31/10	63,612
1,500,000	@@, #	Santander US Debt SA Unipersonal, 4.770%, due 02/06/09	1,500,803
75,000	@@	South Africa Government Bond, 9.125%, due 05/19/09	82,500
78,409	@@	Ukraine Government Bond, 11.000%, due 03/15/07	81,467
34,994,396
Total Other Bonds
(Cost $34,095,981)	34,994,396

No. of Contracts/Notional Principal	Value

OPTIONS: 0.0%

88	EuroDollar Call Option, expires 04/13/06	$1,650
EUR	12,100,000	I	EURO Call Swaption, Strike Price 4.25, expires 10/12/06	774
EUR	5,100,000	I	EURO Call Swaption, Strike Price 4.25, expires 10/24/06	418
EUR	4,200,000	I	EURO Call Swaption, Strike Price 4.50, expires 10/04/06	966
EUR	1,000,000	I	EURO Call Swaption, Strike Price 4.50, expires 06/02/06	1
EUR	9,500,000	I	EURO Call Swaption, Strike Price 4.50, expires 10/18/06	2,670
EUR	3,000,000	I	EURO Call Swaption, Strike Price 4.50, expires 04/04/06	30
EUR	10,700,000	I	EURO Call Swaption, Strike Price 4.73, expires 02/01/07	17,120
EUR	500,000	I	EURO Call Swaption, Strike Price 5.75, expires 04/27/09	43,530
EUR	12,800,000	I	EURO Call Swaption, Strike Price 4.75, expires 08/08/06	4,365
EUR	2,300,000	I	EURO Call Swaption, Strike Price 4.50, expires 04/04/06	23
EUR	2,300,000	I	EURO Call Swaption, Strike Price 4.50, expires 10/04/06	451
EUR	500,000	I	EURO Put Swaption, Strike Price 6.25, expires 04/27/09	18,859
EUR	2,200,000	I	EURO Put Swaption, Strike Price 115, expires 05/26/06	17,085
EUR	1,100,000	I	EURO Put Swaption, Strike Price 115, expires 05/26/06	8,360
36	U.S. Treasury Call Option, expires 05/26/06	2,813
119,115

Total Purchased Options
(Cost $431,934)	119,115

Total Long-Term Investments:
(Cost $289,327,746)	$286,038,409

		PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio		as of March 31, 2006 (Unaudited)(continued)
Principal Amount				Value

SHORT-TERM INVESTMENTS: 26.1%

		Commercial Paper: 23.3%
$1,900,000		Bank of Ireland, 4.780%, due 05/23/06		$1,886,711
7,600,000		BNP Paribas, 4.380%, due 04/20/06		7,581,560
800,000		Cox Communications, 5.000%, due 07/17/06		787,784
7,700,000		Danske Corp., 4.760%, due 06/26/2006		7,612,451
1,700,000		Dankse Corp., 4.400%, due 04/26/06		1,694,616
3,500,000		Dexia Delaware LLC, 4.760%, due 6/27/06		3,459,715
3,400,000		Dexia Delaware LLC, 4.660%, due 05/15/06		3,380,311
1,000,000		Den Norske Bank ASA, 4.700%, due 06/08/06		991,070
3,100,000		Den Norske Bank ASA, 4.590%, 04/28/06		3,088,972
2,300,000		GECC, 4.940%, 06/29/98		2,271,998
2,700,000		HBOS Treasury Services PLC, 4.620%, due 05/09/06		2,686,553
1,000,000		HBOS Treasury Services PLC, 4.710%, due 06/15/06		990,160
2,200,000		HBOS Treasury Services PLC, 4.520%, due 05/17/06		2,187,100
8,000,000		NORDEA NORTH AMERICA, 4.560%, due 04/24/06		7,975,764
2,100,000		Skandinavia Enskilda Banken, 4.510%, due 04/10/06		2,097,370
7,300,000		Skandinavia Enskilda Banken, 4.770%, due 06/22/06		7,220,576
1,600,000		Societe Generale, 4.690%, due 06/12/06		1,584,912
1,400,000		SPINTAB, 4.430%, due 04/26/06		1,395,536
1,200,000		SPINTAB, 4.670%, due 06/02/06		1,190,280
2,800,000		SWEDBNK, 4.410%, due 01/19/06		2,793,161
5,000,000		UBS Finance LLC, 4.490%, due 04/17/06		4,989,410
2,300,000		UBS Finance LLC, 4.530%, due 04/26/06		2,293,077
1,900,000		UBS Finance LLC, 4.720%, due 05/22/06		1,887,124
1,000,000		Westpac Trust, 4.750%, due 05/23/06		993,049
				73,039,260

		Total Commercial Paper
		(Cost $73,054,064)		73,039,260

		Treasury Bill: 0.2%
790,000		United States Treasury Bill, 4.320%, due 06/15/06		782,857

		Total Treasury Bills
		(Cost $782,581)		782,857

		Securities Lending CollateralCC: 2.6%
8,169,153		The Bank of New York Institutional Cash Reserve Fund		8,169,153

		Total Securities Lending Collateral
		(Cost $8,169,153)		8,169,153

		Total Short-Term Investments
		(Cost $82,005,798)		81,991,270

		Total Investments in Securities
		(Cost $371,333,544)*	117.4%	$368,029,679
		Other Assets and Liabilities—Net	(17.4)	(54,642,221)
		Net Assets	100.0%	$313,387,458

	@@	Foreign Issuer
	#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2006 (Unaudited)(continued)

cc	Securities purchased with cash collateral for securities loaned.
W	When-issued or delayed delivery security.
S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at March 31, 2006.

*	Cost for federal income tax purposes is $371,343,172.
Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$901,257
	Gross Unrealized Depreciation	(4,214,750)
	Net Unrealized Depreciation	$(3,313,493)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2006 (Unaudited)(continued)

The Fund may invest up to 15% of its net assets in illiquid securities. Pursuant to guidelines adopted by the Fund’s Board, the following securities have been deemed to be illiquid.

	Shares/	Initial			Percent
	Notional Principal	Acquisition			of Net
Security	Amount	Date	Cost	Value	Assets
Credit Default Swap, Dow Jones CDX EM3, Receive 2.100% and pay $900,000 in the event of default.	$900,000	04/15/2005	$—	$65,497	0.0%
Counterparty: Morgan Stanley Capital Services, Inc.
Credit Default Swap, Ford Motor Co., Receive 3.300% and pay $500,000 in the event of default.	500,000	05/18/2005	—	762	0.0%
Counterparty: Morgan Stanley Capital Services, Inc.
Credit Default Swap, General Motors Acceptance Corp., Receive 3.550% and pay $500,000 in the event of default.	500,000	04/07/2005	—	3,763	0.0%
Counterparty: Lehman Brothers Special Financing, Inc.
Interest Rate Swap, Receive a floating rate based on the 6-month LIBOR and pay a fixed rate equal to 4.000%	600,000	01/13/2006	7,716	49,060	0.0%
Counterparty: Deutsche Bank AG
Interest Rate Swap, Receive a floating rate based on the 6-month LIBOR and pay a fixed rate equal to 5.000%	1,300,000	03/21/2006	15,901	(4,785)	(0.0)%
Counterparty: HSBC Bankd USA, N.A.
Interest Rate Swap, Receive a floating rate based on the 3-month LIBOR and pay a fixed rate equal to 5.000%.	3,000,000	12/02/2005	31,290	61,407	0.0%
Counterparty: Barclays Bank PLC
Interest Rate Swap, Receive a floating rate based on the 3-month LIBOR and pay a fixed rate equal to 5.000%.	6,600,000	12/02/2005	68,442	135,491	0.1%
Counterparty: Goldman Sachs Capital Markets, L.P.
Interest Rate Swap, Receive a floating rate based on the 3-month LIBOR and pay a fixed rate equal to 5.000%	400,000	12/02/2005	4,156	8,204	0.0%
Counterparty: Lehman Brothers Special Financing, Inc.
EURO Call Swaption, Strike Price 4.25, expires 10/12/06	12,100,000	10/12/2005	37,208	774	0.0%
EURO Call Swaption, Strike Price 4.25, expires 10/24/06	5,100,000	10/24/2005	15,874	418	0.0%
EURO Call Swaption, Strike Price 4.50, expires 04/04/06	2,300,000	10/04/2005	7,130	23	0.0%
EURO Call Swaption, Strike Price 4.50, expires 10/18/06	9,500,000	10/18/2005	41,325	2,670	0.0%
EURO Call Swaption, Strike Price 4.50, expires 04/04/06	3,000,000	10/05/2005	9,600	30	0.0%
EURO Call Swaption, Strike Price 4.50, expires 06/02/06	1,000,000	06/02/2005	31,950	1	0.0%
EURO Call Swaption, Strike Price 4.73, expires 02/01/07	10,700,000	02/15/2006	36,648	17,120	0.0%
EURO Call Swaption, Strike Price 4.75, expires 08/08/06	12,800,000	11/08/2005	52,224	4,365	0.0%
EURO Call Swaption, Strike Price 5.75, expires 04/27/09	500,000	04/28/2004	25,850	43,530	0.0%
EURO Call Swaption, Strike Price 4.50, expires 10/04/06	4,200,000	10/05/2005	21,420	966	0.0%
EURO Call Swaption, Strike Price 4.50, expires 10/04/06	2,300,000	10/04/2005	11,730	451	0.0%
EURO Put Swaption, Strike Price 6.25, expires 04/27/09	500,000	04/28/2004	35,750	18,859	0.0%

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2006 (Unaudited)(continued)

	Shares/	Initial			Percent
	Notional Principal	Acquisition			of Net
Security	Amount	Date	Cost	Value	Assets
EURO Put Swaption, Strike Price 112, expires 05/26/06	2,200,000	03/06/2006	11,367	5,729	0.0%
EURO Put Swaption, Strike Price 112, expires 05/26/06	1,100,000	02/23/2006	3,719	2,879	0.0%
EURO Put Swaption, Strike Price 115, expires 05/26/06	2,200,000	03/06/2006	27,207	17,085	0.0%
EURO Put Swaption, Strike Price 115, expires 05/26/06	1,100,000	02/23/2006	17,373	8,360	0.0%
Credit Default Swap, Russian Federation, Receive 0.700% and pay $500,000 in the event of default, termination date 03/20/07	500,000	03/15/2005	—	1,908	0.0%
Counterparty: Goldman Sachs International
Credit Default Swap, Russian Federation, Receive 0.770% and pay $200,000 in the event of default, termination date 05/20/07	200,000	05/18/2005	—	1,010	0.0%
Counterparty: J.P. Morgan Chase Bank
Credit Default Swap, Russian Federation, Receive 0.610% and pay $400,000 in the event of default, termination date 03/20/07	400,000	03/11/2005	—	1,186	0.0%
Counterparty: Merrill Lynch International
Credit Default Swap, Russian Federation, Receive 0.580% and pay $100,000 in the event of default, termination date 06/20/06	100,000	05/26/2005	—	95	0.0%
Counterparty: Merrill Lynch International
			$513,880	$446,858	0.1%

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2006 (Unaudited)(continued)

No. of Contracts/			Expiration	Strike
Notional Principal			Date	Price/Rate	Value
WRITTEN OPTIONS
Call Options Written
51		U.S. Treasury Note Future	5/26/2006	109	$(3,188)
EUR 4,600,000	I	OTC 3 Months LIBOR/5 Years Interest Rate Swaption
		Counterparty:	2/1/2007	4.78	$(17,958)
EUR 5,500,000	I	OTC 3 Months LIBOR/5 Years Interest Rate Swaption
		Counterparty: Merrill Lynch Capital Services	8/8/2006	4.78	$(5,269)
EUR 4,100,000	I	OTC 3 Months LIBOR/5 Years Interest Rate Swaption
		Counterparty: J.P. Morgan Chase Bank	10/18/2006	4.56	$(3,596)
EUR 1,800,000	I	OTC 3 Months LIBOR/5 Years Interest Rate Swaption
		Counterparty: Citibank NA	10/4/2006	4.54	$(1,215)
EUR 5,200,000	I	OTC 3 Months LIBOR/5 Years Interest Rate Swaption
		Counterparty: J.P. Morgan Chase Bank	10/12/2006	4.30	$(1,139)
EUR 1,000,000	I	OTC 3 Months LIBOR/5 Years Interest Rate Swaption
		Counterparty: Merrill Lynch Capital Services	10/4/2006	4.54	$(675)
EUR 2,200,000	I	OTC 3 Months LIBOR/5 Years Interest Rate Swaption
		Counterparty: Wachovia NA	10/24/2006	4.31	$(623)
EUR 1,300,000	I	OTC 3 Months LIBOR/5 Years Interest Rate Swaption
		Counterparty: Lehman Brothers Special Financing, Inc.	4/4/2006	4.54	$(13)
EUR 1,000,000	I	OTC 3 Months LIBOR/5 Years Interest Rate Swaption
		Counterparty: Citibank NA	4/4/2006	4.54	$(10)
EUR 2,300,000	I	OTC 3 Months LIBOR/7 Years Interest Rate Swaption
		Counterparty: J.P. Morgan Chase Bank	6/2/2006	4.00	$0
		Total Liability for Call Options Written
		(Premiums received $304,033)			$(33,686)

Put Options Written
2,200,000	I	USD vs JPY	5/26/2006	112	$(5,729)
1,100,000	I	USD vs JPY	5/26/2006	112	$(2,879)
		Total Liability for Put Options Written
		(Premiums received $19,406)			$(8,608)
		Total Written Options
		(Premiums received $323,439)			$(42,294)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2006 (Unaudited)(continued)

The following short positions were held by the ING PIMCO Total Return Portfolio at March 31, 2006:

Principal		Market
Amount	Descriptions	Value
(1,000,000)	Federal National Mortgage Association, 5.000%, due 04/15/36	$(952,188)
(100,000)	Federal National Mortgage Association, 5.000%, due 04/15/36	(95,219)

	Total Short Positions
	(Proceeds $7,714,062)	$(1,047,407)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2006 (Unaudited)(continued)

Information concerning open futures contracts for the ING PIMCO Total Return Portfolio at March 31, 2006 is shown below:

	No. of	Notional	Expiration	Unrealized
Long Contracts	Contracts	Market Value	Date	Gain (Loss)
90 Day Euro Future	261	$61,821,113	12/18/06	$(333,390)
EuroDollar Future	179	42,420,763	03/19/07	(147,956)
90 Day Euro Future	214	50,715,325	06/19/06	(214,000)
Euro-Bond Future	66	9,358,354	06/08/06	(94,500)
U.S. Long Bond	316	33,619,439	06/21/06	(313,869)
		$197,934,994		$(1,103,715)

	No. of	Notional	Expiration	Unrealized
Short Contracts	Contracts	Market Value	Date	Gain (Loss)
U.S. Short Bond	52	5,676,125	06/21/06	174,063

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2006 (Unaudited)(continued)

At March 31, 2006 the following forward foreign currency contracts were outstanding for the ING PIMCO Total Return Portfolio:

			In		Unrealized
		Settlement	Exchange		Appreciation
Currency	Buy/Sell	Date	For	Value	(Depreciation)
Chilean Peso			USD
CLP 4,500,000	Buy	07/31/06	8,517	8,559	42

Chilean Peso			USD
CLP 41,000,000	Buy	08/17/06	76,880	77,963	1,083

Euro			USD
EUR 1,300,000	Buy	04/25/06	1,586,044	1,575,568	(10,476)

Euro			USD
EUR 503,000	Buy	04/25/06	608,745	609,623	878

Indian Rupee			USD
INR 2,323,000	Buy	09/20/06	51,451	51,615	164

Japanese Yen			USD
JPY 307,728,000	Buy	05/15/06	2,623,159	2,624,846	1,687

Japanese Yen			USD
JPY 42,300,000	Buy	05/15/206	362,626	360,809	(1,817)

Japanese Yen			USD
JPY 200,912,000	Buy	04/20/06	1,722,157	1,707,897	(14,260)

South Korean Won			USD
KRW 140,700,000	Buy	07/26/06	143,718	145,213	1,495

South Korean Won			USD
KRW 28,157,000	Buy	08/24/06	29,197	29,082	(115)

South Korean Won			USD
KRW 35,629,000	Buy	09/21/06	36,731	36,826	95

Mexican Peso			USD
MXN 720,000	Buy	08/31/06	67,726	65,362	(2,364)

Mexican Peso			USD
MXN 338,000	Buy	05/22/06	31,420	30,640	(780)

Peruvian Neuvos Soles			USD
PEN 194,000	Buy	05/22/06	58,993	57,497	(1,496)

Peruvian Neuvos Soles			USD
PEN 120,000	Buy	09/13/06	35,939	35,470	(469)

Polish Zloty			USD
PLN 93,000	Buy	05/24/06	29,193	28,649	(544)

Polish Zloty			USD
PLN 96,000	Buy	09/29/06	30,000	29,692	(308)

Russian Ruble			USD
RUR 1,833,000	Buy	07/31/06	65,448	66,126	678

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2006 (Unaudited)(continued)

			In		Unrealized
		Settlement	Exchange		Appreciation
Currency	Buy/Sell	Date	For	Value	(Depreciation)
Russian Ruble			USD
RUR 685,000	Buy	08/07/06	24,325	24,709	384

Russian Ruble			USD
RUR 918,000	Buy	09/22/06	33,176	33,099	(77)

Singapore Dollar			USD
SGD 109,000	Buy	07/26/06	67,576	67,684	108

Singapore Dollar			USD
SGD 42,000	Buy	08/24/06	25,953	26,113	160

Singapore Dollar			USD
SGD 52,000	Buy	09/21/06	32,284	32,371	87

Slovakian Koruna			USD
SKK 1,818,000	Buy	09/05/06	58,901	58,954	53

Slovakian Koruna			USD
SKK 1,140,000	Buy	09/29/06	37,134	36,994	(140)

Taiwanese Dollar			USD
TWD 804,000	Buy	08/24/06	25,307	25,147	(160)

Taiwanese Dollar			USD
TWD 1,002,000	Buy	09/21/06	31,539	31,423	(116)
					$(26,208)

Euro			USD
EUR 3,535,000	Sell	04/25/06	4,280,655	4,284,332	(3,677)

Euro			USD
EUR 23,779,000	Sell	06/30/06	28,883,519	28,937,402	(53,883)
					$(57,560)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2006 (Unaudited)(continued)

Information concerning the Interest Rate Swap Agreements outstanding for the ING PIMCO Total Return Portfolio at  March 31, 2006 is shown below:

				Unrealized
	Termination	Notional		Appreciation
Type	Date	Principal		(Depreciation)
Receive a floating rate based
on the 6-month LIBOR and pay a
fixed rate equal to 4.000%.	12/15/14	3,200,000 EUR		97,420
Counterparty: J.P. Morgan Chase Bank

Receive a floating rate based
on the 6-month LIBOR and pay a
fixed rate equal to 4.000%.	12/15/14	9,200,000 EUR		451,359
Counterparty: Merrill Lynch Capital Services

Receive a floating rate based
on the 6-month LIBOR and pay a
fixed rate equal to 2.000%.	06/15/05	130,000,000 JPY		(19,708)
Counterparty: Morgan Stanley Capital Services, Inc.

Receive a floating rate based
on the 6-month LIBOR and pay a
fixed rate equal to 4.000%.	12/15/35	1,200,000 GBP		28,368
Counterparty: Deutsche Bank AG

Receive a floating rate based
on the 6-month LIBOR and pay a
fixed rate equal to 4.000%.	12/15/14	3,400,000 EUR		143,034
Counterparty: Barclays Bank PLC

Receive a floating rate based
on the 6-month LIBOR and pay a
fixed rate equal to 4.000%.	12/15/35	400,000 GBP		14,845
Counterparty: Barclays Bank PLC

Receive a floating rate based
on the 6-month LIBOR and pay a
fixed rate equal to 4.000%.	06/21/36	600,000 GBP	I	49,060
Counterparty: Deutsche Bank AG

Receive a floating rate based
on the 6-month LIBOR and pay a
fixed rate equal to 2.000%.	12/20/13	631,000,000 JPY		88,381
Counterparty: Morgan Stanley Capital Services, Inc.

Receive a floating rate based
on the 6-month LIBOR and pay a
fixed rate equal to 5.000%.	09/15/10	1,300,000 GBP	I	(4,785)
Counterparty: HSBC Bankd USA, N.A.

Receive a fixed rate equal to 4.000%
and pay a floating rate based
on the 3-month LIBOR	12/15/07	900,000 USD		(18,716)
Counterparty: Goldman Sachs Capital Markets, L.P.

Receive a fixed rate equal to 5.000%
and pay a floating rate based
on the 3-month LIBOR	06/21/36	1,100,000 USD		(51,169)
Counterparty: Morgan Stanley Capital Services, Inc.

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2006 (Unaudited)(continued)

				Unrealized
	Termination	Notional		Appreciation
Type	Date	Principal		(Depreciation)
Receive a fixed rate equal to 5.000%
and pay a floating rate based
on the 3-month LIBOR	06/21/13	12,500,000 USD		(364,796)
Counterparty: Deutsche Bank AG

Receive a fixed rate equal to 5.000%
and pay a floating rate based
on the 3-month LIBOR	06/21/11	15,700,000 USD		(277,254)
Counterparty: UBS AG

Receive a floating rate based
on the 3-month LIBOR and pay a
fixed rate equal to 5.000%.	06/21/16	3,000,000 USD	I	61,407
Counterparty: Barclays Bank PLC

Receive a fixed rate equal to 5.000%
and pay a floating rate based
on the 3-month LIBOR	06/21/11	5,400,000 USD		(13,909)
Counterparty: Lehman Brothers Special Financing, Inc.

Receive a fixed rate equal to 5.000%
and pay a floating rate based
on the 3-month LIBOR	06/21/11	6,900,000 USD		(93,052)
Counterparty: Goldman Sachs Capital Markets, L.P.

Receive a floating rate based
on the 3-month LIBOR and pay a
fixed rate equal to 5.000%.	06/21/16	6,600,000 USD	I	135,491
Counterparty: Goldman Sachs Capital Markets, L.P.

Receive a floating rate based
on the 3-month LIBOR and pay a
fixed rate equal to 5.000%.	06/21/16	400,000 USD	I	8,204
Counterparty: Lehman Brothers Special Financing, Inc.

Receive a fixed rate equal to 5.000%
and pay a floating rate based
on the 3-month LIBOR	06/21/11	21,500,000 USD		(202,474)
Counterparty: Citibank N.A., New York

Receive a fixed rate equal to 5.000%
and pay a floating rate based
on the 3-month LIBOR	06/21/11	11,900,000 USD		(127,650)
Counterparty: Barclays Bank PLC

Receive a fixed rate equal to 5.000%
and pay a floating rate based
on the 3-month LIBOR	12/15/35	7,700,000 USD		(167,122)
Counterparty: Deutsche Bank AG

Receive a fixed rate equal to 5.000%
and pay a floating rate based
on the 3-month LIBOR	06/21/11	4,000,000 USD		(84,383)
Counterparty: Morgan Stanley Capital Services, Inc.

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2006 (Unaudited)(continued)

			Unrealized
	Termination	Notional	Appreciation
Type	Date	Principal	(Depreciation)
Receive a fixed rate equal to 5.000%
and pay a floating rate based
on the 3-month LIBOR	06/21/36	1,100,000 USD	(74,544)
Counterparty: Barclays Bank PLC

Receive a fixed rate equal to 5.000%
and pay a floating rate based
on the 3-month LIBOR	06/21/11	6,500,000 USD	(22,333)
Counterparty: Deutsche Bank AG
Total Interest Rate Swap Agreements			$(444,326)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2006 (Unaudited)(continued)

Information concerning the Credit Default Swap Agreements outstanding for the ING PIMCO Total Return Portfolio at March 31,2006 is shown below:

				Unrealized
	Termination	Notional		Appreciation
Type	Date	Principal		(Depreciation)
Russian Federation
Receive 0.610% and pay $400,000 in the event of default.
Counterparty: Merrill Lynch International	03/20/07	$400,000	I	$1,186

Russian Federation
Receive 0.700% and pay $500,000 in the event of default.
Counterparty: Goldman Sachs International	03/20/07	500,000	I	1,908

Dow Jones CDX EM3
Receive 2.100% and pay $900,000 in the event of default.
Counterparty: Morgan Stanley Capital Services, Inc.	06/20/10	900,000	I	65,497

General Motors Corp.
Receive 4.480% and pay $500,000 in the event of default.
Counterparty: HSBC Bank USA, N.A.	06/20/07	500,000		(27,856)

General Motors Acceptance Corp.
Receive 3.550% and pay $500,000 in the event of default.
Counterparty: Lehman Brothers Special Financing, Inc.	06/20/07	500,000	I	3,763

Ford Motor Co.
Receive 2.680% and pay $500,000 in the event of default.
Counterparty: HSBC Bank USA, N.A.	06/20/07	500,000		(2,381)

Ford Motor Co.
Receive 3.300% and pay $500,000 in the event of default.
Counterparty: Morgan Stanley Capital Services, Inc.	06/20/07	500,000	I	762

Russian Federation
Receive 0.770% and pay $200,000 in the event of default.
Counterparty: J.P. Morgan Chase Bank	05/20/07	200,000	I	1,010

Russian Federation
Receive 0.580% and pay $100,000 in the event of default.
Counterparty: Morgan Stanley Capital Services, Inc.	06/20/06	100,000	I	95

General Motors Acceptance Corp.
Receive 1.700% and pay $500,000 in the event of default.
Counterparty: Morgan Stanley Capital Services, Inc.	09/20/06	500,000		(2,088)

Republic of Turkey
Receive $300,000 in the event of default and pay 2.110%
Counterparty: Lehman Brothers Special Financing, Inc.	09/20/10	300,000		(9,939)

Republic of Turkey
Receive $100,000 in the event of default and pay 2.260%
Counterparty: Morgan Stanley Capital Services, Inc.	10/20/10	100,000		(3,079)

Republic of Turkey
Receive $100,000 in the event of default and pay 2.110%
Counterparty: Lehman Brothers Special Financing, Inc.	10/20/10	100,000		(2,724)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of March 31, 2006 (Unaudited)(continued)

			Unrealized
	Termination	Notional	Appreciation
Type	Date	Principal	(Depreciation)
ABX
Receive $1,000,000 in the event of default and pay 0.5400%
Counterparty: Goldman Sachs International	07/25/45	$1,000,000	$(1,826)
Total Credit Default Swap Agreements			$24,328
Total Swap Agreements			$(419,998)

			PORTFOLIO OF INVESTMENTS
ING Salomon Brothers Aggressive Growth Portfolio			as of March 31, 2006 (Unaudited)
Shares			Value

COMMON STOCK: 95.9%

		Aerospace/Defense: 3.5%
445,500		L-3 Communications Holdings, Inc.	$38,219,445
			38,219,445
		Biotechnology: 17.6%
709,190	@, L	Amgen, Inc.	51,593,573
839,200	@, L	Biogen Idec, Inc.	39,526,320
102,900	@, L	CancerVax Corp.	291,207
839,800	@, L	Chiron Corp.	38,471,238
31,700	@, L	Genentech, Inc.	2,678,967
746,070	@	Genzyme Corp.	50,150,825
540,100	@, L	Millennium Pharmaceuticals, Inc.	5,460,411
198,300	@, L	Vertex Pharmaceuticals, Inc.	7,255,797
			195,428,338
		Computers: 2.9%
31,500	@	LaserCard Corp.	708,750
731,800	@, L	Maxtor Corp.	6,996,008
534,600	@	Quantum Corp.	1,999,404
385,800	@, L	Sandisk Corp.	22,191,216
83,100	@, X	Seagate Technology, Inc.	1
			31,895,379
		Diversified Financial Services: 11.5%
76,800		CIT Group, Inc.	4,110,336
125,200		Cohen & Steers, Inc.	3,067,400
2,696		Goldman Sachs Group, Inc.	423,164
466,604	L	Lehman Brothers Holdings, Inc.	67,438,276
662,160	L	Merrill Lynch & Co., Inc.	52,151,722
			127,190,898
		Healthcare — Products: 1.6%
79,800	@, L	Biosite, Inc.	4,144,014
20,900	@	BioVeris Corp.	81,928
230,100		Johnson & Johnson	13,626,522
			17,852,464
		Healthcare — Services: 4.8%
954,500		UnitedHealth Group, Inc.	53,318,370
			53,318,370
		Investment Companies: 1.2%
327,200	L	Nasdaq-100 Index Tracking Stock	13,722,768
			13,722,768
		Media: 15.3%
1,015,700	@, L	Cablevision Systems Corp.	27,119,190
181,805		CBS Corp.	4,359,684
1,618,190	@, L	Comcast Corp.	42,267,123
112,300	@, L	Comcast Corp. - Class A	2,937,768
193,210	@, L	Discovery Holding Co.	2,898,150
67,550	@, L	Liberty Global, Inc.	1,382,749

			PORTFOLIO OF INVESTMENTS
ING Salomon Brothers Aggressive Growth Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 95.9% (continued)

67,550	@, L	Liberty Global, Inc. - Series C	$1,334,113
2,277,100	@	Liberty Media Corp.	18,694,991
2,217,530		Time Warner, Inc.	37,232,329
181,805	@	Viacom, Inc.	7,054,034
814,500	L	Walt Disney Co.	22,716,405
93,300		World Wrestling Entertainment, Inc.	1,576,770
			169,573,306
		Miscellaneous Manufacturing: 5.2%
388,300		Pall Corp.	12,111,077
1,686,395	@@, L	Tyco International Ltd.	45,330,298
			57,441,375
		Oil & Gas: 5.1%
559,500		Anadarko Petroleum Corp.	56,515,095
5,645	@, L	Bill Barrett Corp.	183,971
			56,699,066
		Oil & Gas Services: 7.3%
515,700	@	Grant Prideco, Inc.	22,092,588
1,277,800	@, L	Weatherford International Ltd.	58,459,350
			80,551,938
		Pharmaceuticals: 7.8%
136,500	@, L	Alkermes, Inc.	3,009,825
1,107,044	@, L	Forest Laboratories, Inc.	49,407,374
499,600	@, L	ImClone Systems, Inc.	16,996,392
94,400	@, L	Isis Pharmaceuticals, Inc.	850,544
326,700	@	King Pharmaceuticals, Inc.	5,635,575
74,600	@, L	Nabi Biopharmaceuticals	420,744
80,050		Pfizer, Inc.	1,994,846
67,832	@@, L	Teva Pharmaceutical Industries Ltd ADR	2,793,322
306,600	L	Valeant Pharmaceuticals International	4,859,610
27,445	@	ViaCell, Inc.	151,222
			86,119,454
		Retail: 0.3%
193,300	@, L	Charming Shoppes	2,874,371
			2,874,371
		Semiconductors: 6.8%
376,800	@, L	Broadcom Corp.	16,262,688
90,400	@, L	Cabot Microelectronics Corp.	3,353,840
328,000	@	Cirrus Logic, Inc.	2,781,440
117,000	@, L	Cree, Inc.	3,838,770
86,600	@	DSP Group, Inc.	2,512,266
92,029	@	Freescale Semiconductor, Inc.	2,555,645
573,100		Intel Corp.	11,089,485
1,954,000	@, L	Micron Technology, Inc.	28,762,880
296,100	@, L	Teradyne, Inc.	4,592,511
			75,749,525
		Software: 1.5%
97,800	@	Advent Software, Inc.	2,779,476
229,400	@	Autodesk, Inc.	8,836,488
1,931		CA, Inc.	52,543
176,900		Microsoft Corp.	4,813,449
			16,481,956

			PORTFOLIO OF INVESTMENTS
ING Salomon Brothers Aggressive Growth Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 95.9% (continued)

		Telecommunications: 3.5%
254,100	@, L	C-COR.net Corp.	$2,220,834
1,135,200		Motorola, Inc.	26,007,428
302,900	@@, L	Nokia OYJ ADR	6,276,088
475,100	@, L	RF Micro Devices, Inc.	4,109,615
			38,613,965

		Total Common Stock
		(Cost $755,359,152)	1,061,732,618

Principal Amount	Value

SHORT TERM INVESTMENTS: 26.2%

	U.S. Government Agency Obligations: 3.7%
$40,899,000	Federal Home Loan Bank, 4.400%, due 04/03/06		$40,884,004

	Total U.S. Government Agency Obligations
	(Cost $40,884,004)		40,884,004

	Securities Lending Collateralcc: 22.5%
249,339,714	The Bank of New York Institutional Cash Reserves Fund		249,339,714

	Total Securities Lending Collateral
	(Cost $249,339,714)		249,339,714

	Total Short-Term Investments
	(Cost $290,223,718)		290,223,718

	Total Investments in Securities
	(Cost $1,045,582,870)*	122.1%	$1,351,956,336
	Other Assets and Liabilities—Net	(22.1)	(244,478,641)
	Net Assets	100.0%	$1,107,477,695

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2006.
X	Fair value determined by ING Funds Valation Committee appointed by the Funds’ Board of Directors

*	Cost for federal income tax purposes is $1,046,926,586.
Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$314,284,241
	Gross Unrealized Depreciation	(9,254,491)
	Net Unrealized Appreciation	$305,029,750

			PORTFOLIO OF INVESTMENTS
ING Salomon Brothers Large Cap Growth Portfolio			as of March 31, 2006 (Unaudited)
Shares			Value

COMMON STOCK: 99.9%

		Beverages: 4.5%
29,400		Coca-Cola Co.	$1,230,978
20,500		PepsiCo, Inc.	1,184,695
			2,415,673
		Biotechnology: 13.4%
35,200	@	Amgen, Inc.	2,560,800
35,000	@	Biogen Idec, Inc.	1,648,500
35,200	@	Genentech, Inc.	2,974,752
			7,184,052
		Computers: 2.3%
19,800	@	Dell, Inc.	589,248
48,900	@	EMC Corp.	666,507
			1,255,755
		Cosmetics/Personal Care: 3.7%
34,190		Procter & Gamble Co.	1,970,028
			1,970,028
		Diversified Financial Services: 7.9%
32,400		Merrill Lynch & Co., Inc.	2,551,824
26,300		Morgan Stanley	1,652,166
			4,203,990
		Food: 2.5%
21,000		WM Wrigley Jr. Co.	1,344,000
			1,344,000
		Healthcare - Products: 2.2%
19,600		Johnson & Johnson	1,160,712
			1,160,712
		Insurance: 5.5%
21,100		American International Group, Inc.	1,394,499
17	@	Berkshire Hathaway, Inc.	1,535,950
			2,930,449
		Internet: 14.7%
40,100	@	Akamai Technologies, Inc.	1,318,889
70,300	@	Amazon.com, Inc.	2,566,653
35,200	@	eBay, Inc.	1,374,912
44,000	@	IAC/InterActiveCorp	1,296,680
41,400	@	Yahoo!, Inc.	1,335,564
			7,892,698
		Media: 5.8%
105,100		Time Warner, Inc.	1,764,629
48,000		Walt Disney Co.	1,338,720
			3,103,349

		PORTFOLIO OF INVESTMENTS
ING Salomon Brothers Large Cap Growth Portfolio		as of March 31, 2006 (Unaudited)(continued)
Shares				Value

COMMON STOCK: 99.9% (continued)

		Miscellaneous Manufacturing: 2.3%
35,400		General Electric Co.		$1,231,212
				1,231,212
		Pharmaceuticals: 5.0%
18,400		Eli Lilly & Co.		1,017,520
65,900		Pfizer, Inc.		1,642,228
				2,659,748

		Retail: 4.9%
19,700	@	Bed Bath & Beyond, Inc.		756,480
43,900		Home Depot, Inc.		1,856,970
				2,613,450

		Semiconductors: 6.2%
52,600		Intel Corp.		1,017,810
70,300		Texas Instruments, Inc.		2,282,641
				3,300,451

		Software: 7.6%
29,800	@	Electronic Arts, Inc.		1,630,656
43,800		Microsoft Corp.		1,191,798
43,800	@	Red Hat, Inc.		1,225,524
				4,047,978

		Telecommunications: 11.4%
61,700	@	Cisco Systems, Inc.		1,337,039
62,600	@	Juniper Networks, Inc.		1,196,912
87,700		Motorola, Inc.		2,009,207
30,900		Qualcomm, Inc.		1,563,849
				6,107,007

		Total Common Stock
		(Cost $48,706,925)		53,420,552

		Total Investments in Securities
		(Cost $48,706,925)*	99.9%	$53,420,552
		Other Assets and Liabilities—Net	0.1	44,861
		Net Assets	100.0%	$53,465,413

	@	Non-income producing security

	*	Cost for federal income tax purposes is $49,168,952.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$5,823,167
		Gross Unrealized Depreciation		(1,571,567)
		Net Unrealized Appreciation		$4,251,600

		PORTFOLIO OF INVESTMENTS
ING Solutions 2015 Portfolio		as of March 31, 2006 (Unaudited)
Shares				Value

INVESTMENT COMPANIES: 100.0%

29,095		ING American Century Large Company Value Portfolio-Class I		$430,018
41,901		ING Julius Baer Foreign Portfolio-Class I		613,008
194,511		ING Limited Bond Portfolio-Class I		2,090,991
26,416		ING Marsico Growth Portfolio-Class I		432,696
34,084		ING Marsico International Portfolio-Class I		464,562
138,065		ING Oppenheimer Strategic Income Portfolio-Class I		1,398,594
68,662		ING PIMCO High Yield Bond Portfolio-Class I		705,845
63,734		ING PIMCO Total Return Portfolio-Class I		692,153
9,282		ING Salomon Brothers Aggressive Growth Portfolio-Class I		432,084
15,829		ING T. Rowe Price Growth Equity Portfolio-Class I		865,214
104,740		ING UBS U.S. Large Cap Equity Portfolio-Class I		1,009,691
22,845		ING Van Kampen Comstock Portfolio-Class I		287,392
51,139		ING VP Index Plus International Equity Portfolio-Class I		603,951
71,724		ING VP Index Plus Large Cap Portfolio-Class I		1,153,314
214,605		ING VP Intermediate Bond Portfolio-Class I		2,772,702
18,182		ING VP Real Estate Portfolio-Class I		314,907
				14,267,122

		Total Investments in Securities
		(Cost $14,068,910)	100.0%	$14,267,122
		Other Assets and Liabilities—Net	0.0	(1,502)
		Net Assets	100.0%	$14,265,620

	*	Cost for federal income tax purposes is $14,089,952.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$212,927
		Gross Unrealized Depreciation		(35,757)
		Net Unrealized Appreciation		$177,170

		PORTFOLIO OF INVESTMENTS
ING Solutions 2025 Portfolio		as of March 31, 2006 (Unaudited)
Shares				Value

INVESTMENT COMPANIES: 100.0%

134,827		ING American Century Large Company Value Portfolio-Class I		$1,992,743
118,263		ING Baron Small Cap Growth Portfolio-Class I		2,155,939
122,613		ING Julius Baer Foreign Portfolio-Class I		1,793,827
298,005		ING Limited Bond Portfolio-Class I		3,203,551
102,387		ING Marsico Growth Portfolio-Class I		1,677,107
80,239		ING Marsico International Opportunities Portfolio-Class I		1,093,658
159,024		ING Oppenheimer Strategic Income Portfolio-Class I		1,610,918
94,839		ING PIMCO High Yield Bond Portfolio-Class I		974,944
35,996		ING Salomon Brothers Aggressive Growth Portfolio-Class I		1,675,602
55,212		ING T. Rowe Price Growth Equity Portfolio-Class I		3,017,906
173,733		ING UBS U.S. Large Cap Equity Portfolio-Class I		1,674,781
159,101		ING Van Kampen Comstock Portfolio-Class I		2,001,489
148,929		ING VP Index Plus International Equity Portfolio-Class I		1,758,849
104,031		ING VP Index Plus LargeCap Portfolio-Class I		1,672,826
51,629		ING VP Index Plus MidCap Portfolio-Class I		1,035,674
419,699		ING VP Intermediate Bond Portfolio-Class I		5,422,514
42,573		ING VP Real Estate Portfolio-Class I		737,359
				33,499,687

		Total Investments in Securities
		(Cost $32,177,500)	100.0%	$33,499,687
		Other Assets and Liabilities—Net	0.0	(6,579)
		Net Assets	100.0%	$33,493,108

	*	Cost for federal income tax purposes is $32,199,137.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$1,391,994
		Gross Unrealized Depreciation		(91,444)
		Net Unrealized Appreciation		$1,300,550

		PORTFOLIO OF INVESTMENTS
ING Solutions 2035 Portfolio		as of March 31, 2006 (Unaudited)
Shares				Value

INVESTMENT COMPANIES: 100.0%

81,270		ING American Century Large Company Value Portfolio-Class I		$1,201,168
44,229		ING Baron Small Cap Growth Portfolio-Class I		806,288
65,660		ING Julius Baer Foreign Portfolio-Class I		960,600
55,333		ING Marsico Growth Portfolio-Class I		906,351
47,440		ING Marsico International Opportunities Portfolio-Class I		646,611
19,453		ING Salomon Brothers Aggressive Growth Portfolio-Class I		905,514
33,150		ING T. Rowe Price Growth Equity Portfolio-Class I		1,811,974
78,361		ING UBS U.S. Large Cap Equity Portfolio-Class I		755,404
95,696		ING Van Kampen Comstock Portfolio-Class I		1,203,860
80,013		ING VP Index Plus International Equity Portfolio-Class I		944,955
46,939		ING VP Index Plus LargeCap Portfolio-Class I		754,782
30,921		ING VP Index Plus MidCap Portfolio-Class I		620,268
25,490		ING VP Index Plus SmallCap Portfolio-Class I		480,479
225,399		ING VP Intermediate Bond Portfolio-Class I		2,912,160
19,000		ING VP Real Estate Portfolio-Class I		329,076
				15,239,490

		Total Investments in Securities
		(Cost $14,823,976)	100.0%	$15,239,490
		Other Assets and Liabilities—Net	0.0	(5,308)
		Net Assets	100.0%	$15,234,182

	*	Cost for federal income tax purposes is $14,840,079.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$430,037
		Gross Unrealized Depreciation		(30,626)
		Net Unrealized Appreciation		$399,411

		PORTFOLIO OF INVESTMENTS
ING Solutions 2045 Portfolio		as of March 31, 2006 (Unaudited)
Shares				Value

INVESTMENT COMPANIES: 100.0%

40,475		ING American Century Large Company Value Portfolio-Class I		$598,223
19,418		ING Baron Small Cap Growth Portfolio-Class I		353,985
33,395		ING Julius Baer Foreign Portfolio-Class I		488,572
28,450		ING Marsico Growth Portfolio-Class I		466,011
25,690		ING Marsico International Portfolio-Class I		350,159
9,996		ING Salomon Brothers Aggressive Growth Portfolio-Class I		465,324
15,832		ING T. Rowe Price Growth Equity Portfolio-Class I		865,361
34,583		ING UBS U.S. Large Cap Equity Portfolio-Class I		333,379
47,583		ING Van Kampen Comstock Portfolio-Class I		598,591
35,121		ING VP Index Plus International Equity Portfolio-Class I		414,777
20,731		ING VP Index Plus Large Cap Portfolio-Class I		333,360
16,972		ING VP Index Plus Mid Cap Portfolio-Class I		340,460
18,634		ING VP Index Plus Small Cap Portfolio-Class I		351,258
50,384		ING VP Intermediate Bond Portfolio-Class I		650,960
8,279		ING VP Real Estate Portfolio-Class I		143,399
				6,753,819

		Total Investments in Securities
		(Cost $6,652,063)	100.0%	$6,753,819
		Other Assets and Liabilities—Net	0.0	(1,834)
		Net Assets	100.0%	$6,751,985

	*	Cost for federal income tax purposes is $6,657,036.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$100,389
		Gross Unrealized Depreciation		(3,606)
		Net Unrealized Appreciation		$96,783

			PORTFOLIO OF INVESTMENTS
ING Solutions Income Portfolio			as of March 31, 2006 (Unaudited)
Shares				Value

INVESTMENT COMPANIES: 100.0%

81,735		ING Limited Bond Portfolio-Class I		$878,653
34,704		ING Oppenheimer Strategic Income Portfolio-Class I		351,556
17,239		ING PIMCO High Yield Bond Portfolio-Class I		177,217
48,231		ING PIMCO Total Return Portfolio-Class I		523,792
26,118		ING UBS U.S. Large Cap Equity Portfolio-Class I		251,782
15,748		ING VP Index Plus International Equity Portfolio-Class I		185,980
17,888		ING VP Index Plus LargeCap Portfolio-Class I		287,645
67,628		ING VP Intermediate Bond Portfolio-Class I		873,751
				3,530,376

		Total Investments in Securities
		(Cost $3,528,834)	100.0%	$3,530,376
		Other Assets and Liabilities—Net	0.0	(620)
		Net Assets	100.0%	$3,529,756

	*	Cost for federal income tax purposes is $3,540,190.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$—
		Gross Unrealized Depreciation		(9,814)
		Net Unrealized Depreciation		$(9,814)

			PORTFOLIO OF INVESTMENTS
ING Templeton Foreign Equity Portfolio			as of March 31, 2006 (Unaudited)
Shares			Value

COMMON STOCK: 95.5%

		Australia: 2.6%
14,411		Alumina Ltd.	$75,847
11,429		National Australia Bank Ltd.	306,496
30,308		Qantas Airways Ltd.	76,388
			458,731
		Belgium: 0.5%
4,200		AGFA-Gevaert NV	79,883
			79,883
		Bermuda: 2.2%
3,350		ACE Ltd.	174,234
3,220		XL Capital Ltd.	206,434
			380,668
		Brazil: 0.5%
2,330		Empresa Brasileira de Aeronautica SA ADR	85,861
			85,861
		Canada: 3.1%
2,200		Alcan, Inc.	100,759
9,100		BCE, Inc.	219,427
31,800		Domtar, Inc.	226,247
			546,433
		China: 1.7%
42,500		Byd Co. Ltd.	87,817
592,000		China Telecom Corp. Ltd.	209,500
			297,317
		Denmark: 0.8%
5,410	@	Vestas Wind Systems A/S	134,395
			134,395
		Finland: 2.7%
13,480		Stora Enso OYJ	206,034
10,970		UPM-Kymmene OYJ	258,270
			464,304

		France: 9.7%
2,540		Accor	145,955
5,500		AXA	192,104
1,240	@	Electricite de France	70,227
10,880		France Telecom SA	243,919
3,170		Michelin (C.G.D.E.)	198,446
3,030		Sanofi-Synthelabo SA	286,926
4,440		Suez SA	174,247
690		Total SA	181,652
4,750		Valeo SA	197,872
			1,691,348

		PORTFOLIO OF INVESTMENTS
ING Templeton Foreign Equity Portfolio		as of March 31, 2006 (Unaudited)(continued)
Shares		Value

COMMON STOCK: 95.5% (continued)

	Germany: 6.5%
1,170	BASF AG	$91,509
4,080	Bayerische Motoren Werke AG	224,416
10,800	Deutsche Post AG	269,810
2,050	EON AG	224,981
660	Muenchener Rueckversicherungs AG	93,295
2,490	Siemens AG	231,559
		1,135,570
	Hong Kong: 1.6%
9,000	Cheung Kong Holdings Ltd. ADR	95,395
9,000	Hutchison Whampoa International Ltd.	82,383
10,000	Swire Pacific Ltd.	97,771
		275,549
	Italy: 1.9%
6,349	ENI-Ente Nazionale Idrocarburi S.p.A.	180,534
20,884	UniCredito Italiano S.p.A.	150,409
		330,943
	Japan: 7.8%
26	East Japan Railway Co.	192,096
6,400	Fuji Photo Film Co. Ltd.	212,561
12,000	Hitachi Ltd.	84,736
3,300	Mabuchi Motor Co. Ltd.	169,758
800	Nintendo Co., Ltd.	119,170
21	Nippon Telegraph & Telephone Corp.	89,623
5,000	Olympus Corp.	146,348
5,300	Sony Corp.	243,563
1,700	Takeda Chemical Industries Ltd.	96,466
		1,354,321
	Mexico: 0.7%
5,610	Telefonos de Mexico SA de CV ADR	126,113
		126,113

	Netherlands: 4.3%
5,650	Koninklijke Philips Electronics NV	189,912
3,260	Royal Dutch Shell PLC ADR	212,389
1,700	SBM Offshore NV	169,979
2,600	Unilever NV	179,893
		752,173
	Norway: 1.7%
5,800	Norske Skogindustrier ASA	97,827
18,120	Telenor ASA	194,366
		292,193
	Portugal: 1.4%
20,860	Portugal Telecom SGPS SA	253,591
		253,591
	Singapore: 1.0%
18,000	DBS Group Holdings Ltd.	181,177
		181,177
	South Africa: 1.3%
15,900	Sappi Ltd. ADR	234,525
		234,525

			PORTFOLIO OF INVESTMENTS
ING Templeton Foreign Equity Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 95.5% (continued)

		South Korea: 5.9%
1,990		Kookmin Bank ADR	$170,185
8,900		Korea Electric Power Corp. ADR	192,240
3,640		Posco ADR	232,232
1,020	#	Samsung Electronics Co., Ltd. GDR	330,675
4,430		SK Telecom Co., Ltd. ADR	104,504
			1,029,836
		Spain: 4.1%
16,180		Banco Santander Central Hispano SA	235,633
6,625		Iberdrola SA	212,958
5,925		Repsol YPF SA	168,036
5,881		Telefonica SA	91,972
			708,599
		Sweden: 4.8%
6,540		Atlas Copco AB	183,597
1,920		Autoliv, Inc.	108,634
3,170		ForeningsSparbanken AB	89,214
16,860		Nordea Bank AB	208,720
12,940		Securitas AB	249,099
			839,264
		Switzerland: 4.6%
1,880		Adecco SA	104,629
1,430		Lonza Group AG	97,569
770		Nestle SA	227,447
2,410		Swiss Reinsurance	167,540
1,860		UBS AG	203,911
			801,096
		Taiwan: 2.7%
4,860		Chunghwa Telecom Co., Ltd. ADR	95,207
38,000	#	Compal Electronics, Inc. GDR	194,074
12,980		Lite-On Technology Corp. GDR	179,978
			469,259

		United Kingdom: 21.4%
27,110		BAE Systems PLC	197,320
11,505		Boots Group PLC	143,194
16,450		BP PLC	188,888
25,260		British Sky Broadcasting PLC	236,038
19,340		Burberry Group PLC	155,149
22,710		Cadbury Schweppes PLC	224,719
68,660		Compass Group PLC	271,222
17,840		GKN PLC	102,615
10,790		GlaxoSmithKline PLC	281,621
11,600		HSBC Holdings PLC	193,935
10,410		Lloyds TSB Group PLC	99,374
26,430		Morrison WM Supermarkets	86,833
14,720		National Grid PLC	145,845
12,190		Pearson PLC	168,192
31,700		Rentokil Initial PLC	85,587
19,290	@	Rolls-Royce Group PLC	152,980
1,037,802	@	Rolls-Royce Group PLC – Class B	1,800
10,460		Royal Bank of Scotland Group PLC	339,549
5,070		Smiths Group PLC	86,292
7,900		Standard Chartered PLC	195,896
138,750		Vodafone Group PLC	288,990
9,650		Yell Group PLC	90,971
			3,737,010
		Total Common Stock
		(Cost $16,125,688)	16,660,159

	PORTFOLIO OF INVESTMENTS
ING Templeton Foreign Equity Portfolio	as of March 31, 2006 (Unaudited)(continued)
Principal Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 4.2%

	Government Bond: 4.2%
$728,000	4.630%, due 04/03/06	$727,919

	Total U.S. Government Agency Obligations
	(Cost $727,919)	727,719 `

Total Investments in Securities
(Cost $16,853,607)*	99.7%	$17,387,878
Other Assets and Liabilities—Net	0.3	59,180
Net Assets	100.0%	$17,447,058

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

*	Cost for federal income tax purposes is the same as for financial statement purposes.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$871,945
	Gross Unrealized Depreciation	(337,674)
	Net Unrealized Appreciation	$534,271

		Percentage of
Industry		Net Assets
Aerospace/Defense		2.5%
Airlines		0.4
Apparel		0.9
Auto Manufacturers		1.3
Auto Parts and Equipment		3.5
Banks		13.6
Chemicals		1.1
Commercial Services		2.5
Computers		2.1
Electric		5.9
Electrical Components and Equipment		1.8
Electronics		2.1
Federal Home Loan Bank		4.2
Food		4.1
Food Service		1.6
Forest Products and Paper		5.9
Holding Companies - Diversified		1.0
Home Furnishings		1.4
Insurance		4.8
Iron/Steel		1.3
Lodging		0.8
Machinery - Construction and Mining		1.1
Media		2.8
Mining		1.0
Miscellaneous Manufacturing		4.3
Oil and Gas		5.3
Oil and Gas Services		1.0
Pharmaceuticals		3.8
Real Estate		0.5
Retail		0.8
Semiconductors		1.9
Telecommunications		11.0
Toys/Games/Hobbies		0.7
Transportation		2.7
Other Assets and Liabilities-Net		0.3
Total Net Assets		100.0%

			PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Diversified Mid Cap Portfolio			as of March 31, 2006 (Unaudited)
Shares			Value

COMMON STOCK: 97.4%

		Advertising: 2.7%
248,200	@	Clear Channel Outdoor Holdings, Inc.	$5,820,290
105,200	@, L	Getty Images, Inc.	7,877,376
86,400		Harte-Hanks, Inc.	2,363,040
125,500	@, L	Lamar Advertising Co.	6,603,810
86,500		Omnicom Group	7,201,125
96,300	@@, L	WPP Group PLC ADR	5,778,000
			35,643,641
		Aerospace/Defense: 1.2%
159,600	@@, L	Empresa Brasileira de Aeronautica SA ADR	5,881,260
170,300		Rockwell Collins, Inc.	9,596,405
			15,477,665
		Agriculture: 0.4%
84,200	L	Delta & Pine Land Co.	2,539,472
23,700		Monsanto Co.	2,008,575
			4,548,047
		Airlines: 1.0%
222,500		Skywest, Inc.	6,512,575
376,400		Southwest Airlines Co.	6,771,436
			13,284,011
		Apparel: 0.4%
157,900	@	Coach, Inc.	5,460,182
			5,460,182
		Banks: 4.0%
31,800		City National Corp.	2,441,922
69,400		East-West Bancorp, Inc.	2,675,370
53,100	L	First Horizon National Corp.	2,211,615
215,600	L	Investors Financial Services Corp.	10,105,172
124,200		Mellon Financial Corp.	4,421,520
149,800		Northern Trust Corp.	7,864,500
147,800		State Street Corp.	8,931,554
62,400	@	SVB Financial Group	3,310,320
310,100	L	Synovus Financial Corp.	8,400,609
104,400		UCBH Holdings, Inc.	1,975,248
			52,337,830
		Biotechnology: 3.7%
182,600	@, L	Celgene Corp.	8,074,572
56,500	@	Charles River Laboratories International, Inc.	2,769,630
301,300	@, @@, L	deCODE genetics, Inc.	2,612,271
40,300	@	Genzyme Corp.	2,708,966
62,600	@, L	Integra LifeSciences Holdings Corp.	2,565,348
37,800	@, L	Invitrogen Corp.	2,650,914
55,100	@, L	Martek Biosciences Corp.	1,808,933
116,000	@	Medimmune, Inc.	4,243,280
216,400	@	Millennium Pharmaceuticals, Inc.	2,187,804
53,100	@, L	Millipore Corp.	3,879,486
58,400	@	Myogen, Inc.	2,115,832

			PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Diversified Mid Cap Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 97.4% (continued)

139,500	@, L	Nektar Therapeutics	$2,843,010
86,400	@, L	PDL BioPharma, Inc.	2,833,920
207,600	@, @@, L	Qiagen NV	3,095,316
110,400	@, L	Vertex Pharmaceuticals, Inc.	4,039,536
			48,428,818
		Chemicals: 1.2%
150,000		Ecolab, Inc.	5,730,000
41,500		Praxair, Inc.	2,288,725
37,200		Sigma-Aldrich Corp.	2,447,388
84,600	@	Symyx Technologies	2,346,804
107,100		Valspar Corp.	2,984,877
			15,797,794
		Coal: 0.4%
117,100		Foundation Coal Holdings, Inc.	4,817,494
			4,817,494
		Commercial Services: 5.6%
51,000	@, L	Apollo Group, Inc.	2,678,010
85,100		Aramark Corp.	2,513,854
76,600	@, L	Career Education Corp.	2,890,118
120,000	@	ChoicePoint, Inc.	5,370,000
66,100		Corporate Executive Board Co.	6,669,490
74,500	@, L	DeVry, Inc.	1,696,365
93,000		Equifax, Inc.	3,463,320
89,700	L	H&R Block, Inc.	1,942,005
111,500	@, L	Iron Mountain, Inc.	4,542,510
45,700	@	ITT Educational Services, Inc.	2,927,085
115,000	@, L	LECG Corp.	2,216,050
40,400		Manpower, Inc.	2,310,072
168,800		Moody’s Corp.	12,062,448
223,000		Paychex, Inc.	9,290,180
78,900	@@	Ritchie Bros Auctioneers, Inc.	3,905,550
142,800		Robert Half International, Inc.	5,513,508
86,900	@, L	Universal Technical Institute, Inc.	2,615,690
			72,606,255
		Computers: 1.7%
159,700	@	Cadence Design Systems, Inc.	2,952,853
142,800	@	Cognizant Technology Solutions Corp.	8,495,172
51,600	@, L	DST Systems, Inc.	2,989,704
68,200	L	Factset Research Systems, Inc.	3,024,670
98,100		Jack Henry & Associates, Inc.	2,243,547
124,800	@	Synopsys, Inc.	2,789,280
			22,495,226
		Cosmetics/Personal Care: 0.1%
50,100		Avon Products, Inc.	1,561,617
			1,561,617
		Distribution/Wholesale: 0.8%
66,800	L	CDW Corp.	3,931,180
80,000		WW Grainger, Inc.	6,028,000
			9,959,180
		Diversified Financial Services: 5.6%
51,300	L	Blackrock, Inc.	7,182,000
82,800	@, L	Cbot Holdings, Inc.	9,886,320

			PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Diversified Mid Cap Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 97.4% (continued)

200,600		Charles Schwab Corp.	$3,452,326
24,400		Chicago Mercantile Exchange	10,919,000
271,100	@	E*Trade Financial Corp.	7,314,278
194,600	L	Eaton Vance Corp.	5,328,148
76,000		Federated Investors, Inc.	2,967,800
102,400		Janus Capital Group, Inc.	2,372,608
63,200	@@, L	Lazard Ltd	2,796,600
54,500	L	Legg Mason, Inc.	6,830,485
115,200	L	Nuveen Investments, Inc.	5,546,880
70,000		OptionsXpress Holdings, Inc.	2,035,600
277,100	@	TD Ameritrade Holding Corp.	5,783,077
			72,415,122
		Electric: 0.3%
235,000	@	AES Corp.	4,009,100
			4,009,100
		Electrical Components & Equipment: 0.6%
90,000		American Power Conversion	2,079,900
122,300		Ametek, Inc.	5,498,608
			7,578,508
		Electronics: 2.6%
216,500	@, L	Cogent, Inc.	3,970,610
44,700	@	Cymer, Inc.	2,031,168
73,700	@	Dolby Laboratories, Inc.	1,540,330
90,100	@, L	Flir Systems, Inc.	2,559,741
25,600	@@, L	Garmin Ltd.	2,033,408
138,000		Gentex Corp.	2,409,480
103,200	@	II-VI, Inc.	1,866,888
117,400	@	Jabil Circuit, Inc.	5,031,764
86,300	L	National Instruments Corp.	2,815,106
407,184		Symbol Technologies, Inc.	4,308,007
50,000	@	Thermo Electron Corp.	1,854,500
88,600	@	Waters Corp.	3,823,090
			34,244,092
		Engineering & Construction: 0.4%
60,000		Fluor Corp.	5,148,000
			5,148,000
		Entertainment: 1.0%
68,200	@, L	DreamWorks Animation SKG, Inc.	1,803,890
183,000	L	International Game Technology	6,445,260
138,250	@, L	Shuffle Master, Inc.	4,941,055
			13,190,205
		Environmental Control: 0.2%
45,000	@, L	Stericycle, Inc.	3,042,900
			3,042,900
		Food: 0.6%
58,300	L	Hershey Foods Corp.	3,045,009
73,300		McCormick & Co., Inc.	2,481,938
1,204		Tootsie Roll Industries, Inc.	35,241
32,600		WM Wrigley Jr. Co.	2,086,400
			7,648,588

			PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Diversified Mid Cap Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 97.4% (continued)

		Healthcare — Products: 6.0%
121,800	@	American Medical Systems Holdings, Inc.	$2,740,500
48,400	@, L	Arthrocare Corp.	2,314,488
58,000		Bausch & Lomb, Inc.	3,694,600
55,900		Becton Dickinson & Co.	3,442,322
163,100	L	Biomet, Inc.	5,793,312
105,400	L	CR Bard, Inc.	7,147,174
66,000		Dade Behring Holdings, Inc.	2,356,860
55,500		Dentsply International, Inc.	3,227,325
80,200	@	Edwards Lifesciences Corp.	3,488,700
50,100	@	Gen-Probe, Inc.	2,761,512
96,400	@, L	Henry Schein, Inc.	4,613,704
43,000	@	Hologic, Inc.	2,380,050
62,300	@, L	Kyphon, Inc.	2,317,560
68,200	@, L	Patterson Cos, Inc.	2,400,640
96,800	@, L	Resmed, Inc.	4,257,264
91,900	@	Respironics, Inc.	3,575,829
63,300	@@	Smith & Nephew PLC ADR	2,823,813
60,800	@	St. Jude Medical, Inc.	2,492,800
63,000	@	Sybron Dental Specialties, Inc.	2,598,120
66,700	@, L	Techne Corp.	4,011,338
93,900	@, L	Varian Medical Systems, Inc.	5,273,424
68,000	@, L	Ventana Medical Systems	2,840,360
27,700	@	Zimmer Holdings, Inc.	1,872,520
			78,424,215
		Healthcare — Services: 3.6%
162,650	@	Coventry Health Care, Inc.	8,779,847
95,300	@	DaVita, Inc.	5,738,013
94,600	L	Health Management Associates, Inc.	2,040,522
48,000	@, L	Healthways, Inc.	2,445,120
137,300	@	Humana, Inc.	7,228,845
107,200	@, L	Laboratory Corp. of America Holdings	6,269,056
80,000	@, L	LifePoint Hospitals, Inc.	2,488,000
94,700	@, L	Lincare Holdings, Inc.	3,689,512
45,100	L	Manor Care, Inc.	2,000,185
123,700		Quest Diagnostics	6,345,810
			47,024,910
		Home Builders: 1.6%
35,900		Centex Corp.	2,225,441
36,000		KB Home	2,339,280
69,300	L	Lennar Corp.	4,184,334
37,000	@, L	Meritage Homes Corp.	2,033,520
58,200		Pulte Homes, Inc.	2,236,044
74,200		Thor Industries, Inc.	3,959,312
54,600	@, L	Toll Brothers, Inc.	1,890,798
65,600	L	Winnebago Industries	1,990,304
			20,859,033
		Home Furnishings: 0.5%
54,100		Harman International Industries, Inc.	6,012,133
			6,012,133
		Household Products/Wares: 0.2%
46,200	L	Avery Dennison Corp.	2,701,776
			2,701,776
		Insurance: 1.7%
24,900		AMBAC Financial Group, Inc.	1,982,040

			PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Diversified Mid Cap Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 97.4% (continued)

47,400	@, @@	Arch Capital Group Ltd.	$2,736,876
78,200		Arthur J Gallagher & Co.	2,174,742
75,700	@@	Axis Capital Holdings Ltd.	2,263,430
88,400		Brown & Brown, Inc.	2,934,880
6,800	@	Markel Corp.	2,296,224
94,700		Marsh & McLennan Cos., Inc.	2,780,392
39,200		MBIA, Inc.	2,357,096
84,100	@@, L	Willis Group Holdings Ltd.	2,881,266
			22,406,946
		Internet: 3.1%
123,100	@, L	Amazon.com, Inc.	4,494,381
151,400	@, @@	Check Point Software Technologies	3,031,028
50,800	@, L	Checkfree Corp.	2,565,400
85,200	@, L	Digital River, Inc.	3,715,572
31,900	@	F5 Networks, Inc.	2,312,431
87	@, L	Homestore, Inc.	571
104,700	@, L	Internet Security Systems	2,510,706
165,100	@	McAfee, Inc.	4,016,883
141,200	@	Monster Worldwide, Inc.	7,040,232
78,800	@, @@, L	Sina Corp.	2,198,520
232,200	@, L	VeriSign, Inc.	5,570,478
89,600	@, L	Websense, Inc.	2,471,168
			39,927,370
		Leisure Time: 1.1%
49,900		Brunswick Corp.	1,939,114
75,700	L	Harley-Davidson, Inc.	3,927,316
137,500	@, L	Royal Caribbean Cruises Ltd.	5,777,750
82,900	@, L	WMS Industries, Inc.	2,495,290
			14,139,470
		Lodging: 3.7%
106,000	L	Boyd Gaming Corp.	5,293,640
132,100		Choice Hotels International, Inc.	6,047,538
75,000		Harrah’s Entertainment, Inc.	5,847,000
221,200	L	Hilton Hotels Corp.	5,631,752
68,000	@, L	Las Vegas Sands Corp.	3,852,880
111,400		Marriott International, Inc.	7,642,040
56,400		Station Casinos, Inc.	4,476,468
112,300	@, L	Wynn Resorts Ltd.	8,630,255
			47,421,573
		Machinery — Diversified: 0.4%
55,300		IDEX Corp.	2,885,001
62,000	@, L	Zebra Technologies Corp.	2,772,640
			5,657,641
		Media: 1.7%
155,300		Citadel Broadcasting Corp.	1,722,277
46,800		EW Scripps Co.	2,092,428
35,000		McGraw-Hill Cos, Inc.	2,016,700
50,800		Meredith Corp.	2,834,132
214,500	@, L	Radio One, Inc.	1,600,170
144,300	@@	Rogers Communications, Inc.	5,505,045
170,500	@	Salem Communications Corp.	2,559,205
122,500	@, L	Univision Communications, Inc.	4,222,575
			22,552,532

			PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Diversified Mid Cap Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 97.4% (continued)

		Metal Fabricate/Hardware: 0.5%
106,800	L	Precision Castparts Corp.	$6,343,920
			6,343,920
		Miscellaneous Manufacturing: 0.9%
55,300		Danaher Corp.	3,514,315
34,900		ITT Industries, Inc.	1,962,078
62,800		Pall Corp.	1,958,732
81,500		Roper Industries, Inc.	3,963,345
			11,398,470
		Office Furnishings: 0.2%
48,400		HNI, Corp.	2,855,600
			2,855,600
		Oil & Gas: 2.6%
315,000	@	Bill Barrett Corp.	10,265,850
196,300		Murphy Oil Corp.	9,779,666
38,000	@	Ultra Petroleum Corp.	2,367,780
262,000		XTO Energy, Inc.	11,415,340
			33,828,636
		Oil & Gas Services: 5.0%
95,000		Baker Hughes, Inc.	6,498,000
312,800		BJ Services Co.	10,822,880
281,700	@	Cooper Cameron Corp.	12,417,336
275,200	@	Grant Prideco, Inc.	11,789,568
287,500		Smith International, Inc.	11,201,000
255,400	@, L	Weatherford International Ltd.	11,684,550
			64,413,334
		Packaging & Containers: 0.2%
42,600	L	Sealed Air Corp.	2,465,262
			2,465,262
		Pharmaceuticals: 3.3%
94,300	@, L	Alkermes, Inc.	2,079,315
69,732		Allergan, Inc.	7,565,922
76,500	@, L	Amylin Pharmaceuticals, Inc.	3,744,675
141,300	@, L	Atherogenics, Inc.	2,306,016
33,900	@, L	Cephalon, Inc.	2,042,475
63,800	@	Express Scripts, Inc.	5,608,020
91,700	@	Medco Health Solutions, Inc.	5,247,074
49,600	@, L	Neurocrine Biosciences, Inc.	3,201,184
38,700		Omnicare, Inc.	2,128,113
61,300	@, L	OSI Pharmaceuticals, Inc.	1,967,730
104,300	@, L	Sepracor, Inc.	5,090,883
90,300	@	Theravance, Inc.	2,532,012
			43,513,419
		Pipelines: 0.7%
437,700	L	Williams Cos., Inc.	9,362,403
			9,362,403
		Retail: 4.9%
147,600	@	Bed Bath & Beyond, Inc.	5,667,840
71,900	@, L	Cheesecake Factory	2,692,655
25,500	@	Dick’s Sporting Goods, Inc.	1,011,585
225,200		Dollar General Corp.	3,979,284

			PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Diversified Mid Cap Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 97.4% (continued)

139,400		Family Dollar Stores, Inc.	$3,708,040
138,000	L	Fred’s, Inc.	1,829,880
56,200	L	Men’s Wearhouse, Inc.	2,019,828
69,900		Michaels Stores, Inc.	2,626,842
157,700	@	O’Reilly Automotive, Inc.	5,765,512
53,500	L	Outback Steakhouse, Inc.	2,354,000
29,400	@, L	Panera Bread Co.	2,210,292
144,000	L	Petsmart, Inc.	4,052,160
170,600		Ross Stores, Inc.	4,979,814
171,955		Staples, Inc.	4,388,292
127,100		Tiffany & Co.	4,771,334
17,950	@, @@, L	Tim Hortons, Inc.	476,573
288,800		TJX Cos., Inc.	7,168,016
93,000	L	Williams-Sonoma, Inc.	3,943,200
			63,645,147
		Semiconductors: 9.7%
108,000	@, L	Advanced Micro Devices, Inc.	3,581,280
484,900	@, L	Altera Corp.	10,008,336
277,300		Analog Devices, Inc.	10,617,817
227,850	@	Broadcom Corp.	9,834,006
217,500	@	Integrated Device Technology, Inc.	3,232,050
133,200		Intersil Corp.	3,852,144
55,700	L	Kla-Tencor Corp.	2,693,652
70,200	@, L	Lam Research Corp.	3,018,600
300,300	L	Linear Technology Corp.	10,534,524
127,400	@, @@, L	Marvell Technology Group Ltd.	6,892,340
266,200		Maxim Integrated Products	9,889,330
325,800		Microchip Technology, Inc.	11,826,540
376,100		National Semiconductor Corp.	10,470,624
112,000	@	QLogic Corp.	2,167,200
111,400	@, L	Semtech Corp.	1,992,946
159,200	@, L	Silicon Laboratories, Inc.	8,748,040
379,000	@, L	Teradyne, Inc.	5,878,290
441,500	L	Xilinx, Inc.	11,240,590
			126,478,309
		Software: 6.3%
261,880	@, L	Activision, Inc.	3,611,325
50,100	@, L	Avid Technology, Inc.	2,177,346
108,500	@, L	Citrix Systems, Inc.	4,112,150
95,700	@, @@, L	Cognos, Inc.	3,722,730
59,500	@	D&B Corp.	4,562,460
48,000	@, L	Electronic Arts, Inc.	2,626,560
82,800		Fair Isaac Corp.	3,280,536
68,200		Fidelity National Information Services, Inc.	2,765,510
103,300	@	Filenet Corp.	2,791,166
46,800	@	Fiserv, Inc.	1,991,340
78,400		Global Payments, Inc.	4,155,984
73,350	@	Hyperion Solutions Corp.	2,391,210
124,800	@, L	Intuit, Inc.	6,638,112
72,200	@, L	Mercury Interactive Corp.	2,512,560
351,200		MoneyGram International, Inc.	10,788,864
159,100	@, L	Navteq Corp.	8,058,415
172,100	@, L	Red Hat, Inc.	4,815,358
64,600	@, L	Salesforce.com, Inc.	2,346,918
80,000	@@	Satyam Computer Services Ltd. ADR	3,500,800
62,700		SEI Investments Co.	2,541,231
98,400	@, L	THQ, Inc.	2,547,576
			81,938,151

		PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Diversified Mid Cap Portfolio		as of March 31, 2006 (Unaudited)(continued)
Shares				Value

COMMON STOCK: 97.4% (continued)

		Telecommunications: 2.8%
307,700	@, L	American Tower Corp.		$9,329,464
336,200	@, L	Crown Castle International Corp.		9,531,270
222,600	@, L	Juniper Networks, Inc.		4,256,112
64,100	@, L	NeuStar, Inc.		1,987,100
180,000	@, L	NII Holdings, Inc.		10,614,600
				35,718,546
		Textiles: 0.4%
116,000		Cintas Corp.		4,943,920
				4,943,920
		Transportation: 1.8%
119,700	L	CH Robinson Worldwide, Inc.		5,876,073
70,500	L	Expeditors International Washington, Inc.		6,090,495
148,100		Landstar System, Inc.		6,534,171
159,900	@@	UTI Worldwide, Inc.		5,052,840
				23,553,579

		Total Common Stock
		(Cost $1,071,162,431)		1,267,280,570

Principal Amount				Value

SHORT-TERM INVESTMENTS: 26.3%

		Securities Lending Collateralcc: 26.3%
$342,553,281		The Bank of New York Institutional Cash Reserves Fund		$342,553,281

		Total Securities Lending Collateral
		(Cost $342,553,281)		342,553,281

		Total Short-Term Investments
		(Cost $342,553,281)		342,553,281

		Total Investments in Securities
		(Cost $1,413,715,712)*	123.7%	1,609,833,851
		Other Assets and Liabilities—Net	(23.7)	(308,106,447)
		Net Assets	100.0%	$1,301,727,404

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2006.

	*	Cost for federal income tax purposes is $1,418,266,438.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$215,840,146
		Gross Unrealized Depreciation		(24,272,733)
		Net Unrealized Appreciation		$191,567,413

			PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Growth Equity Portfolio			as of March 31, 2006 (Unaudited)
Shares			Value
COMMON STOCK: 97.0%

		Aerospace/Defense: 0.5%
103,000		General Dynamics Corp.	$6,589,940
			6,589,940
		Agriculture: 0.7%
105,900		Monsanto Co.	8,975,025
			8,975,025
		Airlines: 0.7%
452,300		Southwest Airlines Co.	8,136,877
			8,136,877
		Apparel: 0.8%
115,200		Nike, Inc.	9,803,520
			9,803,520
		Banks: 6.0%
653,100	@@	Anglo Irish Bank Corp. PLC	10,737,244
92,400	@@	Erste Bank der Oesterreichischen Sparkassen AG	5,431,601
198,000		Northern Trust Corp.	10,395,000
223,700		State Street Corp.	13,518,191
248,700	@@, L	UBS AG	27,264,837
856,600	@@	UniCredito Italiano S.p.A.	6,169,318
			73,516,191
		Beverages: 0.7%
148,000		PepsiCo, Inc.	8,552,920
			8,552,920
		Biotechnology: 2.1%
242,300	@	Amgen, Inc.	17,627,325
91,600	@, L	Genentech, Inc.	7,741,116
			25,368,441
		Commercial Services: 2.1%
641,500	@@, L	Accenture Ltd.	19,289,905
381,400		Cendant Corp.	6,617,290
			25,907,195
		Computers: 2.9%
67,300	@, L	Affiliated Computer Services, Inc.	4,015,118
636,800	@, L	Dell, Inc.	18,951,168
951,700	@	EMC Corp.	12,971,671
			35,937,957
		Cosmetics/Personal Care: 0.9%
195,780		Procter & Gamble Co.	11,280,844
			11,280,844
		Diversified Financial Services: 9.6%
375,800		American Express Co.	19,748,290
582,900		Charles Schwab Corp.	10,031,709

			PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Growth Equity Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares			Value
COMMON STOCK: 97.0% (continued)

474,110		Citigroup, Inc.	$22,392,215
217,200	L	Countrywide Financial Corp.	7,971,240
239,700	@, L	E*Trade Financial Corp.	6,467,106
59,900		Franklin Resources, Inc.	5,644,976
42,400		Goldman Sachs Group, Inc.	6,655,104
60,700	L	Legg Mason, Inc.	7,607,531
150,800		Merrill Lynch & Co., Inc.	11,877,008
315,800	L	SLM Corp.	16,402,652
158,400	@	TD Ameritrade Holding Corp.	3,305,808
			118,103,639
		Electronics: 0.6%
93,800	@@, L	Garmin Ltd.	7,450,534
			7,450,534
		Entertainment: 0.5%
169,400	L	International Game Technology	5,966,268
			5,966,268
		Food: 0.6%
236,500		Sysco Corp.	7,579,825
			7,579,825
		Healthcare — Products: 3.7%
50,200	@@	Alcon, Inc.	5,233,852
130,200		Johnson & Johnson	7,710,444
274,200		Medtronic, Inc.	13,915,650
141,700	@	St. Jude Medical, Inc.	5,809,700
90,800	L	Stryker Corp.	4,026,072
125,200	@, L	Zimmer Holdings, Inc.	8,463,520
			45,159,238
		Healthcare — Services: 5.1%
175,400	@	Humana, Inc.	9,234,810
228,300		Quest Diagnostics	11,711,790
565,400		UnitedHealth Group, Inc.	31,583,244
126,900	@	WellPoint, Inc.	9,825,867
			62,355,711
		Home Builders: 0.7%
133,800	L	Lennar Corp.	8,078,844
			8,078,844
		Home Furnishings: 0.8%
83,100		Harman International Industries, Inc.	9,234,903
			9,234,903
		Household Products/Wares: 0.5%
176,662	@@	Reckitt Benckiser PLC	6,190,508
			6,190,508
		Insurance: 3.3%
326,300		American International Group, Inc.	21,565,167
96,600		Hartford Financial Services Group, Inc.	7,781,130
208,600		Marsh & McLennan Cos., Inc.	6,124,496
72,000	L	Prudential Financial, Inc.	5,458,320
			40,929,113

			PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Growth Equity Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares			Value
COMMON STOCK: 97.0% (continued)

		Internet: 2.6%
123,600	@	eBay, Inc.	$4,827,816
36,400	@, L	Google, Inc.	14,196,000
412,800	@, L	Yahoo!, Inc.	13,316,928
			32,340,744
		Leisure Time: 1.0%
255,600	L	Carnival Corp.	12,107,772
			12,107,772
		Lodging: 1.4%
51,200	@	Las Vegas Sands Corp.	2,900,992
100,800	@, L	MGM Mirage	4,343,472
121,500	@, L	Wynn Resorts Ltd.	9,337,275
			16,581,739
		Machinery — Diversified: 0.6%
100,700		Deere & Co.	7,960,335
			7,960,335
		Media: 4.3%
192,426	@, L	Discovery Holding Co.	2,886,390
282,000	@@, L	Grupo Televisa SA ADR	5,611,800
1,559,764	@	Liberty Media Corp.	12,805,662
179,900	@@, L	Rogers Communications, Inc.	6,863,185
297,900		Time Warner, Inc.	5,001,741
270,800	@, L	Univision Communications, Inc.	9,334,476
255,200	@	Viacom, Inc.	9,901,760
			52,405,014
		Mining: 1.3%
613,700	@@	BHP Billiton Ltd.	12,163,701
90,000	@@, L	BHP Billiton Ltd. ADR	3,586,500
			15,750,201
		Miscellaneous Manufacturing: 5.7%
342,500		Danaher Corp.	21,765,875
1,404,900		General Electric Co.	48,862,422
			70,628,297
		Oil & Gas: 2.8%
188,838		Exxon Mobil Corp.	11,492,681
163,500	L	Murphy Oil Corp.	8,145,570
58,400	@@, L	Total SA	15,374,581
			35,012,832
		Oil & Gas Services: 2.6%
160,600		Baker Hughes, Inc.	10,985,040
160,800	L	Schlumberger Ltd.	20,352,456
			31,337,496
		Pharmaceuticals: 5.5%
367,000	@	Caremark Rx, Inc.	18,049,060
136,300	@	Gilead Sciences, Inc.	8,480,586
276,400	@@	Novartis AG	15,298,806
299,368		Pfizer, Inc.	7,460,251
61,100	@@	Roche Holding AG	9,058,048
76,900	@, L	Sepracor, Inc.	3,753,489
109,000		Wyeth	5,288,680
			67,388,920

			PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Growth Equity Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares			Value
COMMON STOCK: 97.0% (continued)

		Retail: 8.0%
82,075	L	Best Buy Co., Inc.	$4,590,455
371,700	L	Home Depot, Inc.	15,722,910
80,200	@@	Inditex SA	3,091,308
334,800	@, L	Kohl’s Corp.	17,747,748
340,300	L	Petsmart, Inc.	9,576,042
166,900		Target Corp.	8,680,469
151,200	@@, L	Wal-Mart de Mexico SA de CV ADR	4,046,067
587,000		Wal-Mart Stores, Inc.	27,729,880
172,900	L	Walgreen Co.	7,457,177
			98,642,056
		Semiconductors: 5.5%
313,700		Analog Devices, Inc.	12,011,573
278,900	L	Applied Materials, Inc.	4,883,539
387,600		Intel Corp.	7,500,060
190,700	@, @@, L	Marvell Technology Group Ltd.	10,316,870
314,200		Maxim Integrated Products	11,672,530
10,400	@@	Samsung Electronics Co., Ltd.	6,714,528
154,700		Texas Instruments, Inc.	5,023,109
351,800	L	Xilinx, Inc.	8,956,828
			67,079,037
		Software: 6.2%
307,100		Automatic Data Processing, Inc.	14,028,328
227	L	CA, Inc.	6,177
174,400		First Data Corp.	8,165,408
126,700	@, L	Intuit, Inc.	6,739,173
1,396,100		Microsoft Corp.	37,987,881
682,700	@	Oracle Corp.	9,346,163
			76,273,130
		Telecommunications: 6.7%
268,000	@, @@, L	Amdocs Ltd.	9,664,080
317,800	@@	America Movil SA de CV ADR	10,887,828
259,400	@	Cisco Systems, Inc.	5,621,198
429,900	@	Corning, Inc.	11,568,609
365,000	@, L	Crown Castle International Corp.	10,347,750
368,400	@, L	Juniper Networks, Inc.	7,043,808
534,200	@@, L	Nokia OYJ	11,028,256
104,300	L	Qualcomm, Inc.	5,278,623
1,009,400	@@	Telefonaktiebolaget LM Ericsson	3,810,627
64,800	@@, X	TELUS Corp.	2,542,101
129,600	@@	TELUS Corp. - Non-Voting Shares	5,015,520
			82,808,400
		Total Common Stock
		(Cost $1,020,061,805)	1,191,433,466

Principal Amount			Value

SHORT-TERM INVESTMENT: 17.0%

		Securities Lending Collateralcc: 17.0%
$209,161,125		The Bank of New York Institutional Cash Reserves Fund	$209,161,125

		Total Securities Lending Collateral
		(Cost $209,161,125)	209,161,125

		Total Short-Term Investments
		(Cost $209,161,125)	209,161,125

	PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Growth Equity Portfolio	as of March 31, 2006 (Unaudited)(continued)
			Value

	Total Investments in Securities
	(Cost $1,229,222,930)*	114.0%	$1,400,594,591
	Other Assets and Liabilities—Net	(14.0)	(171,479,559)
	Net Assets	100.0%	$1,229,115,032

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2006.
X	Fair value determined by ING Funds Valuation Committee appointed by
	the Funds’ Board of Directors/Trustees

*	Cost for federal income tax purposes is $1,234,028,442.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation		$180,824,940
	Gross Unrealized Depreciation		(14,258,791
	Net Unrealized Appreciation		$166,566,149

			PORTFOLIO OF INVESTMENTS
ING UBS U.S. Large Cap Equity Portfolio			as of March 31, 2006 (Unaudited)
Shares			Value

COMMON STOCK: 98.0%

		Advertising: 2.5%
71,200		Omnicom Group	$5,927,400
26,186	@	RH Donnelley Corp.	1,524,811
			7,452,211
		Aerospace/Defense: 2.9%
62,100		Lockheed Martin Corp.	4,665,573
56,100	L	Northrop Grumman Corp.	3,831,069
			8,496,642
		Auto Parts & Equipment: 2.3%
30,000	L	BorgWarner, Inc.	1,801,200
65,100		Johnson Controls, Inc.	4,943,043
			6,744,243
		Banks: 8.2%
135,000		Fifth Third BanCorp	5,313,600
169,500		Mellon Financial Corp.	6,034,200
58,900		PNC Financial Services Group, Inc.	3,964,559
137,700		Wells Fargo & Co.	8,794,899
			24,107,258
		Beverages: 0.7%
47,400		Anheuser-Busch Cos., Inc.	2,027,298
			2,027,298
		Biotechnology: 1.7%
75,400	@	Genzyme Corp.	5,068,388
			5,068,388
		Building Materials: 2.2%
197,700		Masco Corp.	6,423,273
			6,423,273
		Commercial Services: 1.5%
79,400	@@, L	Accenture Ltd.	2,387,558
119,200		Cendant Corp.	2,068,120
			4,455,678
		Computers: 1.1%
110,700	@, L	Dell, Inc.	3,294,432
69,400	@, X	Seagate Technology, Inc.	1
			3,294,433
		Diversified Financial Services: 11.3%
265,900		Citigroup, Inc.	12,558,457
70,100		Freddie Mac	4,276,100
146,800		JPMorgan Chase & Co.	6,112,752
159,800		Morgan Stanley	10,038,636
			32,985,945

			PORTFOLIO OF INVESTMENTS
ING UBS U.S. Large Cap Equity Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 98.0% (continued)

		Electric: 4.5%
67,600	L	American Electric Power Co., Inc.	$2,299,752
137,100		Exelon Corp.	7,252,590
80,700	L	NiSource, Inc.	1,631,754
35,100	L	Northeast Utilities	685,503
52,900		Pepco Holdings, Inc.	1,205,591
			13,075,190
		Electronics: 1.1%
8,800	@, @@	Mettler Toledo International, Inc.	530,992
60,300	@, L	Waters Corp.	2,601,945
			3,132,937
		Food: 1.9%
191,900	@, L	Kroger Co.	3,907,084
52,100		Sysco Corp.	1,669,805
			5,576,889
		Gas: 1.0%
66,000		Sempra Energy	3,066,360
			3,066,360
		Healthcare — Products: 3.4%
105,000		Johnson & Johnson	6,218,100
34,700		Medtronic, Inc.	1,761,025
26,900	@, L	Zimmer Holdings, Inc.	1,818,440
			9,797,565
		Healthcare — Services: 3.9%
109,700	@, L	Healthsouth Corp.	547,403
118,500		UnitedHealth Group, Inc.	6,619,410
54,200	@	WellPoint, Inc.	4,196,706
			11,363,519
		Investment Companies: 1.0%
22,500	L	SPDR Trust Series 1	2,921,175
			2,921,175
		Insurance: 4.4%
53,000		Allstate Corp.	2,761,830
107,000		American International Group, Inc.	7,071,630
36,600		Hartford Financial Services Group, Inc.	2,948,130
			12,781,590
		Internet: 2.6%
179,200	@, L	Expedia, Inc.	3,632,384
227,504	@, L	Symantec Corp.	3,828,892
			7,461,276
		Leisure Time: 2.4%
93,100	L	Carnival Corp.	4,410,147
48,800		Harley-Davidson, Inc.	2,531,744
			6,941,891
		Media: 1.7%
218,700	@	DIRECTV Group, Inc.	3,586,680
42,000	@, L	Univision Communications, Inc.	1,447,740
			5,034,420
		Miscellaneous Manufacturing: 2.1%
63,300		Illinois Tool Works, Inc.	6,096,423
			6,096,423

			PORTFOLIO OF INVESTMENTS
ING UBS U.S. Large Cap Equity Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 98.0% (continued)

		Oil & Gas: 3.7%
44,500		Exxon Mobil Corp.	$2,708,270
58,200	@, L	Global Santa Fe Corp.	3,535,650
59,100		Marathon Oil Corp.	4,501,647
			10,745,567
		Oil & Gas Services: 0.6%
26,200		Baker Hughes, Inc.	1,792,080
			1,792,080
		Pharmaceuticals: 8.9%
58,000		Allergan, Inc.	6,293,000
85,000		Bristol-Myers Squibb Co.	2,091,850
51,900	@	Caremark Rx, Inc.	2,552,442
26,600	@, L	Cephalon, Inc.	1,602,650
65,100	@	Medco Health Solutions, Inc.	3,725,022
199,100		Wyeth	9,660,332
			25,925,296
		Retail: 3.1%
99,400		Costco Wholesale Corp.	5,383,504
70,500	@, L	Kohl’s Corp.	3,737,205
			9,120,709
		Semiconductors: 2.9%
73,800		Analog Devices, Inc.	2,825,802
210,100		Intel Corp.	4,065,435
64,000	L	Xilinx, Inc.	1,629,440
			8,520,677
		Software: 6.4%
312		CA, Inc.	8,490
63,100	@, L	Mercury Interactive Corp.	2,195,880
404,300		Microsoft Corp.	11,001,002
396,000	@	Oracle Corp.	5,421,240
			18,626,612
		Telecommunications: 4.3%
134,500	L	AT&T, Inc.	3,636,880
346,989	L	Sprint Corp. - FON Group	8,966,196
			12,603,076
		Transportation: 3.7%
71,100		Burlington Northern Santa Fe Corp.	5,924,763
42,500		FedEx Corp.	4,799,950
			10,724,713

		Total Common Stock
		(Cost $248,060,931)	286,363,334

Principal
Amount			Value

SHORT-TERM INVESTMENTS: 21.1%

		U.S. Government Agency Obligations 1.9%
$5,454,000		Federal Home Loan Bank, 4.400%, due 04/03/06	$5,452,000

		PORTFOLIO OF INVESTMENTS
ING UBS U.S. Large Cap Equity Portfolio		as of March 31, 2006 (Unaudited)(continued)
Principal Amount				Value

SHORT-TERM INVESTMENTS: 21.1% (continued)

		Total U.S. Government Agency Obligations
		(Cost $5,452,000)		$5,452,000

		Securities Lending CollateralCC: 19.2%
$56,184,808		The Bank of New York Institutional Cash Reserve Fund		56,184,808

		Total Securities Lending Collateral
		(Cost $56,184,808)		56,184,808

		Total Short-Term Investments
		(Cost $61,636,808)		61,636,808

		Total Investments in Securities
		(Cost $309,697,739)*	119.1%	$348,000,142
		Other Assets and Liabilities—Net	(19.1)	(55,729,861)
		Net Assets	100.0%	$292,270,281

	@	Non-income producing security
	@@	Foreign Issuer
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2006.
	X	Fair value determined by ING Funds Valuation Committee
		appointed by the Funds’ Board of Directors/Trustees

	*	Cost for federal income tax purposes is $310,763,948
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$40,795,200
		Gross Unrealized Depreciation		(3,559,006)
		Net Unrealized Appreciation		$37,236,194

			PORTFOLIO OF INVESTMENTS
ING Van Kampen Comstock Portfolio			as of March 31, 2006 (Unaudited)
Shares			Value

COMMON STOCK: 91.3%

		Agriculture: 1.6%
176,200		Altria Group, Inc.	$12,485,532
			12,485,532
		Airlines: 0.5%
239,100		Southwest Airlines Co.	4,301,409
			4,301,409
		Banks: 10.0%
542,300	L	Bank of America Corp.	24,696,342
235,700		Bank of New York	8,494,628
109,700		PNC Financial Services Group, Inc.	7,383,907
41,420		SunTrust Banks, Inc.	3,013,719
92,100		US BanCorp.	2,809,050
245,500		Wachovia Corp.	13,760,275
287,400		Wells Fargo & Co.	18,356,238
			78,514,159
		Beverages: 2.0%
81,600	L	Anheuser-Busch Cos., Inc.	3,490,032
294,400		Coca-Cola Co.	12,326,528
			15,816,560
		Chemicals: 2.8%
56,000		Dow Chemical Co.	2,273,600
351,500		EI Du Pont de Nemours & Co.	14,836,815
103,200		Rohm & Haas Co.	5,043,384
			22,153,799
		Computers: 2.2%
42,812	@	Affiliated Computer Services, Inc.	2,554,164
238,800	@	Dell, Inc.	7,106,688
84,500		Hewlett-Packard Co.	2,780,050
40,400		International Business Machines Corp.	3,331,788
23,202	@, L	Lexmark International, Inc.	1,052,907
			16,825,597
		Diversified Financial Services: 9.3%
520,200		Citigroup, Inc.	24,569,046
58,100	L	Fannie Mae	2,986,340
487,100		Freddie Mac	29,713,100
183,800		JPMorgan Chase & Co.	7,653,432
99,000		Merrill Lynch & Co., Inc.	7,797,240
			72,719,158
		Electric: 1.1%
125,350	L	American Electric Power Co., Inc.	4,264,407
15,700		Dominion Resources, Inc.	1,083,771
62,100	L	FirstEnergy Corp.	3,036,690
			8,384,868
		Electronics: 0.1%
63,080	@, @@, L	Flextronics International Ltd	652,878
33,950	@, L	Kemet Corp.	321,507
			974,385

			PORTFOLIO OF INVESTMENTS
ING Van Kampen Comstock Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 91.3% (continued)

		Food: 3.7%
383,800	L	Kraft Foods, Inc.	$11,632,978
251,000	@@	Unilever NV	17,374,220
			29,007,198
		Forest Products & Paper: 4.0%
895,377	L	International Paper Co.	30,953,183
			30,953,183
		Healthcare — Products: 0.7%
243,600	@, L	Boston Scientific Corp.	5,614,980
			5,614,980
		Household Products/Wares: 1.6%
216,500		Kimberly-Clark Corp.	12,513,700
			12,513,700
		Insurance: 5.7%
51,300	L	Aflac, Inc.	2,315,169
40,300		AMBAC Financial Group, Inc.	3,207,880
91,400		American International Group, Inc.	6,040,626
1,520	@, L	Berkshire Hathaway, Inc.	4,578,240
121,230		Chubb Corp.	11,570,191
70,900		Genworth Financial, Inc.	2,370,187
11,500		Hartford Financial Services Group, Inc.	926,325
70,500	L	Metlife, Inc.	3,410,085
141,805		St. Paul Cos.	5,926,031
72,170		Torchmark Corp.	4,120,907
			44,465,641
		Machinery — Diversified: 0.1%
21,970		Cognex Corp.	651,191
			651,191
		Media: 10.7%
571,300		Clear Channel Communications, Inc.	16,573,413
401,400	@, L	Comcast Corp.	10,500,624
40,900	L	Gannett Co., Inc.	2,450,728
1,103,800	@	Liberty Media Corp.	9,062,198
285,800	L	News Corp., Inc.	5,018,648
711,100		Time Warner, Inc.	11,939,369
57,300	L	Tribune Co.	1,571,739
162,250		Viacom, Inc.	3,890,755
215,050	@	Viacom, Inc.	8,343,940
524,040		Walt Disney Co.	14,615,476
			83,966,890
		Mining: 2.4%
621,000		Alcoa, Inc.	18,977,760
			18,977,760
		Miscellaneous Manufacturing: 0.5%
116,500		General Electric Co.	4,051,870
			4,051,870

			PORTFOLIO OF INVESTMENTS
ING Van Kampen Comstock Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 91.3% (continued)

		Oil & Gas: 0.9%
52,800	@@, L	Total SA ADR	$6,955,344
			6,955,344
		Pharmaceuticals: 15.8%
119,500		Abbott Laboratories	5,075,165
1,012,500		Bristol-Myers Squibb Co.	24,917,625
68,500		Cardinal Health, Inc.	5,104,620
676,300	@@, L	GlaxoSmithKline PLC ADR	35,377,253
470,200		Pfizer, Inc.	11,717,384
143,800	@@	Roche Holding AG ADR	10,678,948
174,200	@@, L	Sanofi-Synthelabo SA ADR	8,265,790
602,500		Schering-Plough Corp.	11,441,475
235,900		Wyeth	11,445,868
			124,024,128
		Retail: 2.5%
54,700	L	Federated Department Stores	3,993,100
323,400	L	Wal-Mart Stores, Inc.	15,277,416
			19,270,516
		Semiconductors: 0.9%
64,210	@, L	Credence Systems Corp.	471,301
324,180		Intel Corp.	6,272,883
6,120	@, L	Novellus Systems, Inc.	146,880
			6,891,064
		Software: 0.9%
84,000		First Data Corp.	3,932,880
101,500		Microsoft Corp.	2,761,815
			6,694,695
		Telecommunications: 11.3%
1,206,800	L	AT&T, Inc.	32,631,872
250,900	@	Cisco Systems, Inc.	5,437,003
38,430	@@, L	Nokia OYJ ADR	796,270
777,400	L	Sprint Corp. - FON Group	20,088,015
18,377	@, @@, L	Telefonaktiebolaget LM Ericsson ADR	693,180
841,000		Verizon Communications, Inc.	28,644,460
			88,290,800

		Total Common Stock
		(Cost $680,463,453)	714,504,427

Principal
Amount			Value

SHORT-TERM INVESTMENTS: 22.6%

		U.S. Government Agency Obligations 9.5%
$74,330,000		Federal National Mortgage Association, 4.650%, due 04/03/06	$74,301,197

		Total U.S. Government Agency Obligations
		(Cost $74,301,197)	74,301,197

		Securities Lending CollateralCC: 13.1%
102,737,077		The Bank of New York Institutional Cash Reserve Fund	102,737,077

		Total Securities Lending Collateral
		(Cost $102,737,077)	102,737,077

		Total Short-Term Investments
		(Cost $177,038,274)	177,038,274

		PORTFOLIO OF INVESTMENTS
ING Van Kampen Comstock Portfolio		as of March 31, 2006 (Unaudited)(continued)
			Value

	Total Investments in Securities
	(Cost $857,501,727)*	113.9%	$891,542,701
	Other Assets and Liabilities—Net	(13.9)	(109,043,542)
	Net Assets	100.0%	$782,499,159

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2006.

*	Cost for federal income tax purposes is $858,132,241.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation		$46,473,709
	Gross Unrealized Depreciation		(13,063,249)
	Net Unrealized Appreciation		$33,410,460

		PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio		as of March 31, 2006 (Unaudited)
Shares			Value

COMMON STOCK: 60.8%

		Aerospace/Defense: 1.4%
95,580		Northrop Grumman Corp.	$6,527,158
145,780		Raytheon Co.	6,682,555
			13,209,713
		Agriculture: 0.6%
83,530		Altria Group, Inc.	5,918,936
			5,918,936
		Auto Manufacturers: 0.6%
176,750	@@	Honda Motor Co., Ltd. ADR	5,472,180
			5,472,180
		Banks: 2.5%
216,256		Bank of America Corp.	9,848,298
34,800		Fifth Third BanCorp	1,369,728
96,440		PNC Financial Services Group, Inc.	6,491,376
108,450		State Street Corp.	6,553,634
			24,263,036
		Beverages: 1.4%
210,560		Coca-Cola Co.	8,816,147
74,200	@@	Diageo PLC ADR	4,706,506
			13,522,653
		Biotechnology: 0.7%
147,160	@	Chiron Corp.	6,741,400
			6,741,400
		Chemicals: 2.5%
402,280	@@	Bayer AG ADR	16,111,314
30,010		Dow Chemical Co.	1,218,406
130,100		EI Du Pont de Nemours & Co.	5,491,521
33,369	@, @@	Lanxess	1,256,268
			24,077,509
		Commercial Services: 0.0%
4,159		McKesson Corp.	216,809
			216,809
		Computers: 0.3%
83,270		Hewlett-Packard Co.	2,739,583
			2,739,583
		Cosmetics/Personal Care: 0.6%
45,850		Avon Products, Inc.	1,429,145
76,010		Procter & Gamble Co.	4,379,696
			5,808,841
		Diversified Financial Services: 8.1%
557,000		Charles Schwab Corp.	9,585,970
359,980		Citigroup, Inc.	17,001,855

		PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio		as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 60.8% (continued)

189,370		Freddie Mac	$11,551,570
26,040		Goldman Sachs Group, Inc.	4,087,238
481,552		JPMorgan Chase & Co.	20,051,825
194,350		Merrill Lynch & Co., Inc.	15,307,006
			77,585,464
		Electric: 2.1%
158,270		American Electric Power Co., Inc.	5,384,345
11,000	@	CenterPoint Energy Resources Corp.	368,060
111,940		Entergy Corp.	7,717,144
129,420		FirstEnergy Corp.	6,328,638
			19,798,187
		Electronics: 0.3%
112,230		Applera Corp. - Applied Biosystems Group	3,045,922
			3,045,922
		Food: 2.0%
142,600	@@	Cadbury Schweppes PLC ADR	5,704,000
195,300	@@	Unilever NV	13,518,666
			19,222,666
		Healthcare — Products: 1.2%
80,960		Bausch & Lomb, Inc.	5,157,152
158,674		Baxter International, Inc.	6,158,138
			11,315,290
		Insurance: 6.1%
29,600	@@	ACE Ltd	1,539,496
147,860	@@	Aegon NV	2,725,060
96,247		Chubb Corp.	9,185,814
71,150		Cigna Corp.	9,293,613
64,180		Hartford Financial Services Group, Inc.	5,169,699
354,000		Marsh & McLennan Cos., Inc.	10,393,440
56,500		MGIC Investment Corp.	3,764,595
46,800		PMI Group, Inc.	2,149,056
241,661		St. Paul Cos.	10,099,013
73,100	@@	XL Capital Ltd	4,686,441
			59,006,227
		Internet: 1.1%
641,440	@	Symantec Corp.	10,795,435
			10,795,435
		Media: 4.4%
396,850		Clear Channel Communications, Inc.	11,512,619
770,580		Time Warner, Inc.	12,938,038
52,125		Viacom, Inc.	1,249,958
171,625	@	Viacom, Inc. - Class B	6,659,050
349,060		Walt Disney Co.	9,735,283
			42,094,948
		Mining: 1.0%
178,950		Newmont Mining Corp.	9,285,716
			9,285,716
		Miscellaneous Manufacturing: 3.2%
454,440		General Electric Co.	15,805,423
119,030	@@	Ingersoll-Rand Co.	4,974,264
108,930	@@	Siemens AG ADR	10,149,008
			30,928,695

		PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio		as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 60.8% (continued)

		Oil & Gas: 3.2%
129,080	@@	BP PLC ADR	$8,898,775
142,710		ConocoPhillips	9,012,137
61,760		Exxon Mobil Corp.	3,758,714
147,240	@@	Royal Dutch Shell PLC ADR	9,167,162
			30,836,788
		Oil & Gas Services: 1.4%
103,140		Schlumberger Ltd.	13,054,430
			13,054,430
		Pharmaceuticals: 8.8%
167,400		Abbott Laboratories	7,109,478
555,790		Bristol-Myers Squibb Co.	13,677,992
188,510		Eli Lilly & Co.	10,424,603
103,450	@@	GlaxoSmithKline PLC ADR	5,411,470
407,500		Pfizer, Inc.	10,154,900
168,260	@@	Roche Holding AG ADR	12,495,408
112,060	@@	Sanofi-Synthelabo SA ADR	5,317,247
608,910		Schering-Plough Corp.	11,563,201
178,660		Wyeth	8,668,583
			84,822,882
		Pipelines: 0.5%
218,700		Williams Cos., Inc.	4,677,993
			4,677,993
		Retail: 2.0%
100,710	@	Kohl’s Corp.	5,338,637
85,760		McDonald’s Corp.	2,946,714
68,000	@	Office Depot, Inc.	2,532,320
184,460		Wal-Mart Stores, Inc.	8,713,890
			19,531,561
		Semiconductors: 1.0%
240,770		Intel Corp.	4,658,900
335,238		Micron Technology, Inc.	4,934,703
			9,593,603
		Telecommunications: 3.8%
258,200	@, @@	France Telecom SA ADR	5,804,336
154,060		Motorola, Inc.	3,529,515
590,967		Sprint Corp. - FON Group	15,270,586
365,170		Verizon Communications, Inc.	12,437,690
			37,042,127
		Total Common Stock
		(Cost $528,536,487)	584,608,594

PREFERRED STOCK: 4.2%

		Advertising: 0.1%
900	#, C	Interpublic Group of Cos, Inc.	843,750
			843,750

		PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio		as of March 31, 2006 (Unaudited)(continued)
Shares			Value

PREFERRED STOCK: 4.2% (continued)

		Airlines: 0.1%
22,310	C	Continental Airlines Finance Trust II	$761,329
			761,329
		Commercial Services: 0.2%
38,400	C	United Rentals Trust I	1,814,400
			1,814,400
		Diversified Financial Services: 0.1%
24,600	@@	Lazard Ltd	968,748
			968,748
		Federal National Mortgage Association: 0.5%
50	C	Fannie Mae	4,803,388
			4,803,388
		Housewares: 0.3%
73,100	C	Newell Financial Trust I	3,152,438
			3,152,438
		Insurance: 0.8%
56,850		Conseco, Inc.	1,688,445
83,650	C	Travelers Property Casualty Corp.	2,006,764
59,950		UnumProvident Corp.	2,338,650
53,600	@@	XL Capital Ltd.	1,334,104
			7,367,963
		Media: 0.2%
27,920	C	Tribune Co.	2,010,240
			2,010,240
		Oil & Gas: 0.2%
17,300		Amerada Hess Corp.	2,071,675
			2,071,675
		Pharmaceuticals: 0.5%
89,650		Schering-Plough Corp.	4,552,427
			4,552,427
		Pipelines: 0.6%
1,900	#	El Paso Corp.	2,059,360
105,000	C	El Paso Energy Capital Trust I	3,780,000
			5,839,360
		Savings & Loans: 0.0%
13,600		Sovereign Capital Trust	620,500
			620,500
		Telecommunications: 0.6%
6,000	C	Lucent Technologies Capital Trust I	6,017,250
			6,017,250
		Total Preferred Stock
		(Cost $39,289,192)	40,823,468

		PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio		as of March 31, 2006 (Unaudited)(continued)
Principal Amount			Value

CONVERTIBLE BONDS: 9.7%

		Aerospace/Defense: 0.5%
$4,225,000	#, C	L-3 Communications Corp., 3.000%, due 08/01/35	$4,362,313
			4,362,313
		Airlines: 0.3%
1,184,000	C	American Airlines, Inc., 4.250%, due 09/23/23	1,999,480
956,000	C	Continental Airlines, Inc., 4.500%, due 02/01/07	947,635
			2,947,115
		Biotechnology: 0.7%
4,200,000	#	Amgen, Inc., 0.375%, due 02/01/13	4,263,000
2,000,000	C	Chiron Corp., 2.750%, due 06/30/34	1,975,000
210,000	C	Enzon Pharmaceuticals, Inc., 4.500%, due 07/01/08	196,613
			6,434,613
		Diversified Financial Services: 1.3%
5,800,000	C	Goldman Sachs Group, Inc., 2.000%, due 02/02/12	5,879,808
7,800,000		Lehman Brothers Holdings, Inc., 1.500%, due 03/23/12	6,921,720
			12,801,528
		Entertainment: 0.2%
2,335,000	C	International Game Technology, 1.060%, due 01/29/33	1,760,006
			1,760,006
		Environmental Control: 0.1%
1,161,000	C	Allied Waste North America, Inc., 4.250%, due 04/15/34	1,082,633
			1,082,633
		Food: 1.0%
10,800,000	C	General Mills, Inc., 2.190%, due 10/28/22	7,546,500
7,100,000	C	Supervalu, Inc., 4.380%, due 11/02/31	2,369,625
			9,916,125
		Forest Products & Paper: 0.3%
5,350,000	C	International Paper Co., 3.760%, due 06/20/21	3,049,500
			3,049,500
		Healthcare — Products: 0.8%
1,263,000	C	Edwards Lifesciences Corp., 3.875%, due 05/15/33	1,263,000
3,960,000	C	Medtronic, Inc., 1.250%, due 09/15/21	3,945,150
2,573,000	C	St. Jude Medical, Inc., 2.800%, due 12/15/35	2,550,486
			7,758,636
		Healthcare — Services: 0.4%
125,000	+, C	Manor Care, Inc., 2.125%, due 08/01/35	136,094
3,013,000	+, #, C	Manor Care, Inc., 2.125%, due 08/01/35	3,280,404
			3,416,498
		Insurance: 0.2%
2,035,000	+, #, C	Conseco, Inc., 3.500%, due 09/30/35	2,243,588
			2,243,588
		Internet: 0.1%
1,440,000	C	Amazon.com, Inc., 4.750%, due 02/01/09	1,377,000
			1,377,000
		Media: 0.4%
2,428,000	C	EchoStar Communications Corp., 5.750%, due 05/15/08	2,409,790
1,615,000	C	Sinclair Broadcast Group, Inc., 6.000%, due 09/15/12	1,427,256
			3,837,046

		PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio		as of March 31, 2006 (Unaudited)(continued)
Principal Amount			Value

CONVERTIBLE BONDS: 9.7% (continued)

		Miscellaneous Manufacturing: 0.7%
$3,750,000	C	3M Co., 2.400%, due 11/21/32	$3,318,750
2,700,000	C	Eastman Kodak Co., 3.375%, due 10/15/33	2,885,625
			6,204,375
		Packaging & Containers: 0.3%
2,900,000	#, C	Sealed Air Corp., 3.000%, due 06/30/33	2,856,500
			2,856,500
		Pharmaceuticals: 1.0%
3,200,000	C	ImClone Systems, Inc., 1.375%, due 05/15/24	2,776,000
4,005,000	@@, C	Teva Pharmaceutical Finance Co. BV, 1.750%, due 02/01/26	3,979,969
3,512,000	C	Watson Pharmaceuticals, Inc., 1.750%, due 03/15/23	3,248,600
			10,004,569
		Semiconductors: 0.2%
1,947,000	#	Intel Corp., 2.950%, due 12/15/35	1,679,288
			1,679,288
		Software: 0.1%
916,000	C	Red Hat, Inc., 0.500%, due 01/15/24	1,106,070
			1,106,070
		Telecommunications: 1.1%
5,006,000	@@, C	Nortel Networks Corp., 4.250%, due 09/01/08	4,749,443
4,053,000	C	Qwest Communications International, Inc., 3.500%, due 11/15/25	5,405,686
			10,155,129
		Total Convertible Bonds
		(Cost $91,173,330)	92,992,532

CORPORATE BONDS/NOTES: 6.2%

		Advertising: 0.0%
280,000	@@, C	WPP Finance UK Corp., 5.875%, due 06/15/14	276,930
			276,930
		Aerospace/Defense: 0.1%
255,000	C	Raytheon Co., 6.150%, due 11/01/08	260,027
400,000	C	United Technologies Corp., 4.375%, due 05/01/10	386,237
			646,264
		Airlines: 0.1%
472,302		America West Airlines, 7.100%, due 04/02/21	487,571
125,000		Southwest Airlines Co., 5.496%, due 11/01/06	125,267
			612,838
		Auto Manufacturers: 0.0%
325,000	@@	DaimlerChrysler NA Holding Corp., 7.750%, due 01/18/11	348,942
			348,942
		Banks: 0.4%
425,000		Bank of New York, 3.800%, due 02/01/08	414,403
75,000		Bank of New York, 5.200%, due 07/01/07	74,870
175,000		Bank One Corp., 6.000%, due 02/17/09	177,950
750,000		Marshall & Ilsley Bank, 3.800%, due 02/08/08	731,149

		PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio		as of March 31, 2006 (Unaudited)(continued)
Principal Amount			Value

CORPORATE BONDS/NOTES: 6.2% (continued)

$125,000		Sovereign Bank, 4.000%, due 02/01/08	$122,271
695,000	C	USB Capital IX, 6.189%, due 03/29/49	689,606
1,795,000	C	Wachovia Capital Trust III, 5.800%, due 12/31/49	1,765,417
			3,561,263
		Beverages: 0.1%
485,000	@@, #	FBG Finance Ltd., 5.125%, due 06/15/15	455,070
400,000	#, C	Miller Brewing Co., 4.250%, due 08/15/08	390,449
			845,519
		Biotechnology: 0.6%
1,020,000	C	Chiron Corp., 1.625%, due 08/01/33	998,325
1,573,000	#, C	Chiron Corp., 2.750%, due 06/30/34	1,553,338
3,537,000	C	Medimmune, Inc., 1.000%, due 07/15/23	3,501,630
			6,053,293
		Diversified Financial Services: 2.1%
15,000		AIG Credit Card, 4.625%, due 09/01/10	14,462
970,000	#	AIG SunAmerica Global Financing, 6.300%, due 05/10/11	1,007,684
4,100,000	+, C	American Express Co., 1.850%, due 12/01/33	4,269,085
705,000		American General Finance Corp., 4.625%, due 05/15/09	691,100
690,000		Caterpillar Financial Services Corp., 3.625%, due 11/15/07	672,992
125,000		CIT Group, Inc., 2.875%, due 09/29/06	123,673
100,000		CIT Group, Inc., 3.650%, due 11/23/07	97,460
305,000		CIT Group, Inc., 4.750%, due 08/15/08	301,188
100,000		CIT Group, Inc., 7.375%, due 04/02/07	101,946
425,000		Citigroup, Inc., 6.500%, due 01/18/11	444,016
645,000		Countrywide Home Loans, Inc., 3.250%, due 05/21/08	617,526
200,000	C	Equitable Co., 6.500%, due 04/01/08	204,375
600,000	#	Farmers Exchange Capital, 7.050%, due 07/15/28	610,283
250,000		General Electric Capital Corp., 4.250%, due 12/01/10	238,825
175,000		General Electric Capital Corp., 4.750%, due 09/15/14	166,789
250,000		General Electric Capital Corp., 5.875%, due 02/15/12	255,718
270,000	C	General Electric Capital Corp., 6.750%, due 03/15/32	301,636
3,500,000		Goldman Sachs Group, Inc., 0.250%, due 08/30/08	3,315,655
310,000		Goldman Sachs Group, Inc., 5.250%, due 10/15/13	302,261
125,000		Household Finance Corp., 4.125%, due 12/15/08	121,270
150,000		Household Finance Corp., 6.400%, due 06/17/08	153,363
50,000		Household Finance Corp., 8.000%, due 07/15/10	54,607
160,000		HSBC Finance Corp., 4.125%, due 11/16/09	153,389
775,000		HSBC Finance Corp., 6.750%, due 05/15/11	816,779
75,000	#	John Hancock Global Funding, 7.900%, due 07/02/10	82,586
425,000		JPMorgan Chase & Co., 6.750%, due 02/01/11	447,225
400,000	@@, #, C	Mantis Reef Ltd., 4.692%, due 11/14/08	389,287
510,000		MBNA Corp., 5.140%, due 05/05/08	514,031
530,000	@@, #	Nationwide Building Society, 4.250%, due 02/01/10	508,839
455,000	C	Residential Capital Corp., 6.375%, due 06/30/10	458,797
380,000		SLM Corp., 4.000%, due 01/15/10	358,709
435,000		SLM Corp., 5.000%, due 10/01/13	417,397
215,000		Textron Financial Corp., 4.125%, due 03/03/08	210,466
480,000		Textron Financial Corp., 5.125%, due 02/03/11	472,076
355,000	@@, #, C	Two-Rock Pass Through, 5.680%, due 02/11/50	353,211
690,000	#	Xlliac Global Funding, 4.800%, due 08/10/10	669,486
			19,918,192
		Electric: 0.6%
435,000		Ameren Corp., 4.263%, due 05/15/07	429,365
445,000	C	Arizona Public Service Co., 5.800%, due 06/30/14	439,036
80,000	C	Arizona Public Service Co., 6.750%, due 11/15/06	80,572
485,000	C	Carolina Power & Light, 5.125%, due 09/15/13	471,201

		PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio		as of March 31, 2006 (Unaudited)(continued)
Principal Amount			Value

CORPORATE BONDS/NOTES: 6.2% (continued)

$385,000		CC Funding Trust I, 6.900%, due 02/16/07	$389,275
260,000	C	Cincinnati Gas & Electric Co., 5.700%, due 09/15/12	259,339
110,000	C	Consumers Energy Co., 4.000%, due 05/15/10	103,453
175,000	C	Consumers Energy Co., 4.800%, due 02/17/09	171,554
190,000	C	Detroit Edison Co., 6.125%, due 10/01/10	194,431
370,000	C	Duquesne Light Co., 5.700%, due 05/15/14	368,622
245,000	C	Entergy Gulf States, Inc., 3.600%, due 06/01/08	234,437
170,000	C	Entergy Gulf States, Inc., 5.220%, due 12/01/09	168,205
320,000		FPL Group Capital, Inc., 3.250%, due 04/11/06	319,872
235,000	C	Nisource Finance Corp., 5.344%, due 11/23/09	235,989
400,000	C	Pacific Gas & Electric Co., 6.050%, due 03/01/34	392,732
518,000		Pacific Gas & Electric Co., 9.500%, due 06/30/10	1,466,588
300,000	C	Wisconsin Electric Power, 3.500%, due 12/01/07	291,206
			6,015,877
		Electrical Components & Equipment: 0.1%
365,000	C	Cooper Industries, Inc., 5.250%, due 11/15/12	358,563
280,000	@@, #	LG Electronics, Inc., 5.000%, due 06/17/10	270,157
			628,720
		Environmental Control: 0.0%
150,000	C	Waste Management, Inc., 7.375%, due 08/01/10	160,168
			160,168
		Food: 0.1%
155,000	C	ConAgra Foods, Inc., 7.000%, due 10/01/28	160,821
190,000	C	ConAgra Foods, Inc., 8.250%, due 09/15/30	223,237
335,000	C	Fred Meyer Inc., 7.450%, due 03/01/08	346,356
215,000	#	HJ Heinz Co., 6.428%, due 12/01/08	218,930
			949,344
		Gas: 0.0%
300,000		Sempra Energy, 4.621%, due 05/17/07	297,411
			297,411
		Healthcare — Services: 0.1%
430,000		WellPoint, Inc., 3.750%, due 12/14/07	418,914
95,000	C	WellPoint, Inc., 4.250%, due 12/15/09	91,302
			510,216
		Insurance: 0.2%
225,000	#	Farmers Insurance Exchange, 8.625%, due 05/01/24	263,507
650,000	C	Marsh & McLennan Cos., Inc., 5.375%, due 07/15/14	623,939
250,000		Nationwide Financial Services, 6.250%, due 11/15/11	257,469
275,000	C	Platinum Underwriters Finance, Inc., 7.500%, due 06/01/17	276,506
370,000	@@	Platinum Underwriters Holdings Ltd., 6.371%, due 11/16/07	368,675
490,000		St. Paul Travelers Cos, Inc./The, 5.010%, due 08/16/07	485,792
			2,275,888
		Lodging: 0.1%
605,000	C	Harrah’s Operating Co., Inc., 5.625%, due 06/01/15	580,713
340,000	#, C	Hyatt Equities LLC, 6.875%, due 06/15/07	344,806
			925,519
		Media: 0.2%
755,000	C	Comcast Cable Communications, 6.750%, due 01/30/11	785,632
350,000	C	Cox Communications, Inc., 7.750%, due 11/01/10	374,658
175,000	#, C	News America, Inc., 6.400%, due 12/15/35	167,864
220,000		News America, Inc., 7.280%, due 06/30/28	228,700
			1,556,854

		PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio		as of March 31, 2006 (Unaudited)(continued)
Principal Amount			Value

CORPORATE BONDS/NOTES: 6.2% (continued)

		Packaging & Containers: 0.1%
$560,000	#, C	Sealed Air Corp., 5.625%, due 07/15/13	$545,068
			545,068
		Pharmaceuticals: 0.4%
3,890,000	C	Omnicare, Inc., 3.250%, due 12/15/35	3,748,988
207,000	C	Valeant Pharmaceuticals International, 4.000%, due 11/15/13	178,020
			3,927,008
		Pipelines: 0.1%
350,000	C	Consolidated Natural Gas Co., 5.000%, due 12/01/14	328,701
285,000	C	Consolidated Natural Gas Co., 6.250%, due 11/01/11	291,547
140,000	C	Panhandle Eastern Pipe Line, 2.750%, due 03/15/07	136,537
215,000	C	Texas Eastern Transmission LP, 7.000%, due 07/15/32	239,394
			996,179
		Real Estate: 0.1%
415,000	@@	Brascan Corp., 7.125%, due 06/15/12	441,518
225,000	C	EOP Operating LP, 7.875%, due 07/15/31	255,013
728,449	#	World Financial Properties, 6.910%, due 09/01/13	763,970
			1,460,501
		Retail: 0.0%
10,000	C	Federated Department Stores, 6.900%, due 04/01/29	10,419
290,000	C	Ltd Brands, 6.950%, due 03/01/33	283,933
			294,352
		Savings & Loans: 0.1%
225,000		Washington Mutual Bank, 5.500%, due 01/15/13	222,690
360,000		Washington Mutual, Inc., 8.250%, due 04/01/10	392,140
			614,830
		Semiconductors: 0.1%
825,000	C	Teradyne, Inc., 3.750%, due 10/15/06	819,844
			819,844
		Telecommunications: 0.3%
455,000	@@	Deutsche Telekom International Finance BV, 8.250%, due 06/15/30	545,854
480,000	@@, C	France Telecom SA, 8.500%, due 03/01/31	601,330
270,000	C	SBC Communications, Inc., 6.150%, due 09/15/34	257,235
185,000	C	Sprint Capital Corp., 8.750%, due 03/15/32	231,973
630,000	@@, C	Telecom Italia Capital SA, 4.000%, due 01/15/10	592,768
410,000	@@	Vodafone Group PLC, 5.050%, due 12/28/07	410,330
			2,639,490
		Textiles: 0.1%
275,000	C	Mohawk Industries, Inc., 6.125%, due 01/15/16	272,780
227,000	C	Mohawk Industries, Inc., 7.200%, due 04/15/12	237,740
			510,520
		Transportation: 0.1%
470,000	C	Burlington Northern Santa Fe Corp., 6.125%, due 03/15/09	480,361
250,000		FedEx Corp., 2.650%, due 04/01/07	243,084
140,000		Norfolk Southern Corp., 7.350%, due 05/15/07	143,245
585,000		Union Pacific Corp., 6.625%, due 02/01/08	597,390
			1,464,080
		Total Corporate Bonds/Notes
		(Cost $60,721,383)	59,269,513

		PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio		as of March 31, 2006 (Unaudited)(continued)
Principal Amount			Value

U.S. TREASURY OBLIGATIONS: 10.9%

		U.S. Treasury Bond: 10.9%
$20,500,000		2.750%, due 08/15/07	$19,933,852
19,500,000		3.125%, due 05/15/07	19,135,916
27,140,000		4.250%, due 08/15/13	26,111,665
4,150,000		4.250%, due 11/15/13	3,987,245
15,125,000		5.000%, due 02/15/11	15,252,625
475,000		5.500%, due 08/15/28	503,389
2,610,000		6.125%, due 08/15/29	2,993,140
1,325,000		6.250%, due 05/15/30	1,548,905
1,410,000		6.375%, due 08/15/27	1,649,040
2,850,000		7.625%, due 02/15/25	3,726,153
3,625,000		8.125%, due 08/15/21	4,798,594
1,925,000		8.750%, due 08/15/20	2,644,621
2,200,000		9.000%, due 11/15/18	3,012,970
			105,298,115
		Total U.S. Treasury Obligations
		(Cost $107,313,981)	105,298,115

U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.4%

		U.S. Treasury STRIPS: 0.4%
3,375,000		5.080%, due 02/15/27	1,184,841
6,200,000		8.420%, due 05/15/25	2,354,270

		Total U.S. Government Agency Obligations
		(Cost $3,756,360)	3,539,111

ASSET-BACKED SECURITIES: 2.2%

		Automobile Asset Backed Securities: 1.6%
1,175,000	C	Capital Auto Receivables Asset Trust, 4.050%, due 07/15/09	1,159,379
400,000	C	Capital Auto Receivables Asset Trust, 5.030%, due 10/15/09	398,534
900,000	C	Daimler Chrysler Auto Trust, 4.040%, due 09/08/09	888,427
425,000	C	Ford Credit Auto Owner Trust, 4.170%, due 01/15/09	421,217
650,000	C	Ford Credit Auto Owner Trust, 5.050%, due 03/15/10	648,069
1,175,000	C	Harley-Davidson Motorcycle Trust, 3.760%, due 12/17/12	1,147,958
825,000	C	Harley-Davidson Motorcycle Trust, 4.070%, due 02/15/12	808,444
1,000,000	C	Harley-Davidson Motorcycle Trust, 4.410%, due 06/15/12	984,828
600,000	#, C	Hertz Vehicle Financing LLC, 4.930%, due 02/25/10	594,375
325,000	C	Honda Auto Receivables Owner Trust, 3.930%, due 01/15/09	320,766
800,000	C	Honda Auto Receivables Owner Trust, 4.850%, due 10/19/09	796,036
1,275,000	C	Merrill Auto Trust Securitization, 4.100%, due 08/25/09	1,256,669
1,300,000	C	Nissan Auto Receivables Owner Trust, 3.990%, due 07/15/09	1,282,105
497,334	C	USAA Auto Owner Trust, 3.160%, due 02/17/09	491,616
680,000	C	USAA Auto Owner Trust, 3.580%, due 02/15/11	665,245
1,000,000	C	USAA Auto Owner Trust, 3.900%, due 07/15/09	987,512
425,000	C	Volkswagen Auto Lease Trust, 3.820%, due 05/20/08	421,005
625,000	C	Wachovia Auto Owner Trust, 4.060%, due 09/21/09	616,671
825,000	C	Wachovia Auto Owner Trust, 4.790%, due 04/20/10	819,847
374,005	C	World Omni Auto Receivables Trust, 3.290%, due 11/12/08	370,688
			15,079,391
		Credit Card Asset Backed Securities: 0.1%
1,200,000	C	MBNA Credit Card Master Note Trust, 2.700%, due 09/15/09	1,170,498
			1,170,498

		PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio		as of March 31, 2006 (Unaudited)(continued)
Principal Amount				Value

ASSET-BACKED SECURITIES: 2.2% (continued)

		Other Asset Backed Securities: 0.5%
$850,000	C	Caterpillar Financial Asset Trust, 3.900%, due 02/25/09		$838,134
328,744	C	CIT Equipment Collateral, 3.500%, due 09/20/08		323,520
400,000	C	CNH Equipment Trust, 4.020%, due 04/15/09		394,580
1,525,000	C	CNH Equipment Trust, 4.270%, due 01/15/10		1,501,699
1,050,000	#, C	GE Equipment Small Ticket LLC, 4.380%, due 07/22/09		1,036,991
1,000,000	#, C	GE Equipment Small Ticket LLC, 4.880%, due 10/22/09		993,394
				5,088,318
		Total Asset-Backed Securities
		(Cost $21,590,179)		21,338,207

		Total Long-Term Investments
		(Cost $852,379,912)		907,869,540

SHORT-TERM INVESTMENTS: 5.4%

		U.S. Government Agency Obligations: 5.4%
52,025,000		Federal National Mortgage Association, 4.650%, due 04/03/06		52,004,840

		Total Short-Term Investments
		(Cost $52,004,840)		52,004,840

		Total Investments in Securities
		(Cost $904,384,752)*	99.8%	$959,874,380
		Other Assets and Liabilities—Net	0.2	1,772,892
		Net Assets	100.0%	$961,647,272

@		Non-income producing security
@@		Foreign Issuer
ADR		American Depositary Receipt
+		Step-up basis bonds. Interest rates shown reflect current coupon rates.
#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C		Bond may be called prior to maturity date.
*		Cost for federal income tax purposes is $909,778,782.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$67,617,823
		Gross Unrealized Depreciation		(17,522,225)
		Net Unrealized Appreciation		$50,095,598

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Partners, Inc

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	May 30, 2006

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	May 30, 2006